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                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

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              Statement of Additional Information dated May 1, 2000

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2000. The contracts offered in connection with the prospectus are group deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862


Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                          Page
General Information and History........................................     2
Variable Annuity Account C.............................................     2
Offering and Purchase of Contracts.....................................     3
Performance Data.......................................................     3
      General..........................................................     3
      Average Annual Total Return Quotations...........................     4
Income Phase Payments..................................................     7
Sales Material and Advertising.........................................     8
Independent Auditors...................................................     8
Financial Statements of the Separate Account...........................   S-1
Financial Statements of Aetna Life Insurance and Annuity Company.......   F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1999, the Company and its subsidiary life company had $53 billion invested through their products, including $39 billion in their separate accounts (of which the Company or its subsidiary Aeltus Investment Management, Inc., oversees the management of $24 billion). The Company is ranked based on assets among the top 2% of all life insurance companies rated by A.M. Best Company as of December 31, 1998. The Company is an indirect wholly-owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. (See "Fees" in the prospectus.) We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

>  Aetna Balanced VP, Inc.

>  Aetna Income Shares d/b/a Aetna Bond VP

>  Aetna Variable Fund d/b/a Aetna Growth and Income VP

>  Aetna Variable Encore Fund d/b/a Aetna Money Market VP


>  Portfolio Partners (PPI) MFS  Emerging Equities Portfolio


A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold under the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

General

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), maintenance fees and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance reflected the investment performance of the underlying fund plus any cash held by the subaccount.

The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of any applicable maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maximum maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

Average Annual Total Return Quotations - Standardized and Non-Standardized


The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1999 for the subaccounts under the contracts. Table A below reflects the figures for the subaccounts available under HR 10 contracts. The standardized returns for HR 10 contracts assume a mortality and expense risk charge of 1.25%, a $30 annual maintenance fee and an early withdrawal charge for ten years. Table B reflects the figures for the subaccounts available under Corporate 401 contracts. The standardized returns for Corporate 401 contracts assume a mortality and expense risk charge of 1.19%, a $30 annual maintenance fee and an early withdrawal charge for ten years. The non-standardized returns assume the same charges but do not include the early withdrawal charge.


For the subaccount funded by the Portfolio Partners portfolio, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                     Table A
                                 HR10 CONTRACTS

                                                           -----------------------------------------------------------------------
                                                                                                                     Date
                                                                                                                 Contributions
                                                                                  STANDARDIZED                  First Received
                                                                                                                   Under the
                                                                                                               Separate Account
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Since
                             SUBACCOUNT                      1 Year       5 Year       10 Year     Inception*
----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc. (1)                                   6.55%        16.52%       11.83%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                            (6.91%)         5.10%        6.35%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                10.13%        20.95%       14.06%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                  (1.45%)        3.30%        3.99%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                            16.34%                                  16.88%        11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research    16.34%        10.83%                     9.71%        08/31/1992
Growth(3)
----------------------------------------------------------------------------------------------------------------------------------

                                                           -----------------------------------------------------------------------
                                                                                                                            Fund
                                                                            NON-STANDARDIZED                             Inception
                                                                                                                            Date
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Since
                            SUBACCOUNT                      1 Year       3 Years      5 Years     10 Years   Inception**
----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc. (1)                                  12.16%        16.13%       17.47%       11.83%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                             (2.00%)        3.81%        5.96%        6.35%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                15.93%        18.89%       21.95%       14.06%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                   3.74%         4.00%        4.14%        3.99%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

PPI MFS Research Growth Portfolio                            22.47%                                             19.79%  11/28/1997
----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation/ PPI MFS Research   22.47%        12.53%       11.74%        9.43%
Growth(3)
----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

**   Reflects performance from the fund's inception date.

(1) These funds have been in operation and available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.52%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of the mortality and expense risk charge and the maintenance fee but does not reflect the deduction of the maximum 5% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" and the "Fund Inception Date" refer to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago in the standardized table or the replaced fund has been in operation for more than ten years in the non-standardized table.

                                     Table B
                             CORPORATE 401 CONTRACTS

                                                          --------------------------------------------------------------------------
                                                                                                                   Date
                                                                                                               Contributions
                                                                                STANDARDIZED                  First Received
                                                                                                                 Under the
                                                                                                             Separate Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Since
                             SUBACCOUNT                    1 Year       5 Year       10 Year     Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                   6.61%       16.58%       11.90%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                            (6.85%)       5.15%        6.41%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                               10.19%       21.02%       14.12%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                 (1.39%)       3.35%        4.05%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                           16.41%                                  16.95%        11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research   16.41%       10.90%                      9.77%        08/31/1992
 Growth(3)
------------------------------------------------------------------------------------------------------------------------------------

                                                          --------------------------------------------------------------------------
                                                                                                                          Fund
                                                                          NON-STANDARDIZED                              Inception
                                                                                                                          Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Since
                            SUBACCOUNT                     1 Year      3 Years      5 Years      10 Years   Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                  12.23%       16.19%       17.54%        11.90%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                            (1.95%)       3.87%        6.02%         6.41%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                               16.00%       18.96%       22.01%        14.12%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                  3.80%        4.06%        4.20%         4.05%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                           22.53%                                             19.85%    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research
Growth(3)                                                   22.53%       12.59%       11.81%         9.49%
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

**   Reflects performance from the fund's inception date.

(1) These funds have been in operation and available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.57%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of the mortality and expense risk charge and the maintenance fee but does not reflect the deduction of the maximum 5% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" and the "Fund Inception Date" refer to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago in the standardized table or the replaced fund has been in operation for more than ten years in the non-standardized table.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.


If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT C

                                      Index

                                                                        Page

Statement of Assets and Liabilities......................................S-2

Statement of Operations..................................................S-7

Statements of Changes in Net Assets......................................S-7

Condensed Financial Information..........................................S-8

Notes to Financial Statements...........................................S-35

Independent Auditors' Report............................................S-46

Variable Annuity Account C

Statement of Assets and Liabilities - December 31, 1999

ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                          Net
                                                                    Shares              Cost             Assets
                                                                    ------              ----             ------
 Aetna Ascent VP:                                                5,487,998    $   77,850,801     $   81,880,934
 Aetna Balanced VP, Inc.:                                       63,798,342       948,295,840        993,340,184
 Aetna Bond VP:                                                 26,111,128       337,527,308        317,772,433
 Aetna Crossroads VP:                                            4,900,036        66,342,707         67,473,490
 Aetna Get Fund, Series C:                                      13,344,337       151,169,479        170,407,185
 Aetna Get Fund, Series D:                                      44,266,790       445,750,521        471,441,304
 Aetna Get Fund, Series E:                                      14,653,796       147,439,580        157,821,380
 Aetna Get Fund, Series G:                                       4,403,891        44,362,936         45,668,355
 Aetna Get Fund, Series H:                                         177,810         1,780,349          1,782,585
 Aetna Growth and Income VP:                                   199,632,297     6,407,871,320      6,126,715,184
 Aetna Growth VP:                                                8,400,854       114,098,403        145,502,794
 Aetna High Yield VP:                                              247,442         2,290,075          2,177,493
 Aetna Index Plus Bond VP:                                         105,454         1,063,945            999,704
 Aetna Index Plus Large Cap VP:                                 22,759,570       380,903,893        474,992,216
 Aetna Index Plus Mid Cap VP:                                      742,803         9,063,006          9,210,760
 Aetna Index Plus Small Cap VP:                                    759,404         7,605,471          8,277,508
 Aetna International VP:                                           484,592         6,442,241          7,714,709
 Aetna Legacy VP:                                                3,434,547        42,980,971         42,897,494
 Aetna Money Market VP:                                         24,259,864       321,393,718        325,448,505
 Aetna Real Estate Securities VP:                                  256,614         2,056,484          1,983,625
 Aetna Small Company VP:                                         3,809,327        49,829,392         62,930,074
 Aetna Value Opportunity VP:                                     2,109,605        28,865,898         34,639,709
 AIM V.I. Funds:
  Capital Appreciation Fund:                                        51,442         1,663,535          1,830,289
  Growth and Income Fund:                                          308,705         8,531,987          9,752,003
  Growth Fund:                                                     145,759         4,202,783          4,700,713
  Value Fund:                                                      254,868         7,703,036          8,538,069
 Calvert Social Balanced Portfolio:                             31,393,409        60,290,971         68,092,305
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                       8,321,344       183,959,852        213,941,762
  Growth Portfolio:                                              8,016,298       304,409,589        440,335,255
  High Income Portfolio:                                           165,693         1,831,003          1,873,989
  Overseas Portfolio:                                              802,972        16,957,060         22,033,565
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                       1,485,310        23,755,294         27,730,745
  Contrafund Portfolio:                                         16,307,149       307,785,749        475,353,405
  Index 500 Portfolio:                                             732,174        87,437,682        122,573,178
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                  18,318,476       503,488,085      1,093,429,837
  Balanced Portfolio:                                            8,431,614       181,578,113        235,410,674
  Flexible Income Portfolio:                                     2,881,635        34,591,070         32,908,277
  Growth Portfolio:                                             10,799,778       243,582,035        363,412,513
  Worldwide Growth Portfolio:                                   23,812,784       600,003,141      1,137,060,432
 Lexington Emerging Markets Fund:                                  904,459         8,311,189         11,586,115
 Lexington Natural Resources Trust Fund:                         1,319,622        18,631,009         16,508,469
 MFS Funds:
  Total Return Series:                                              38,546           685,374            684,196

                                      S-2

Variable Annuity Account C

                                                                                                   Net
                                                       Shares                Cost                 Assets
                                                       ------                ----                 ------
 Oppenheimer Funds:
  Global Securities Fund/VA:                          175,752     $     4,453,856        $     5,871,877
  Strategic Bond Fund/VA:                             702,571           3,494,361              3,491,776
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:              7,216,621         332,022,669            597,752,731
  PPI MFS Research Growth Portfolio:               17,304,728         174,113,125            255,763,877
  PPI MFS Value Equity Portfolio:                   4,141,093         133,672,606            226,807,681
  PPI Scudder International Growth Portfolio:      11,435,215         230,983,651            291,483,624
  PPI T. Rowe Price Growth Equity Portfolio:        3,683,260         166,480,917            243,095,170
                                                                  ---------------        ---------------
NET ASSETS                                                        $13,239,604,080        $15,463,100,152
                                                                  ===============        ===============

Variable Annuity Account C

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 6)

Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................  $   81,880,934
Aetna Balanced VP, Inc.:
  Annuity contracts in accumulation ..............................................     958,810,376
  Annuity contracts in payment period ............................................      34,529,808
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................     312,007,882
  Annuity contracts in payment period ............................................       5,764,551
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................      67,400,270
  Annuity contracts in payment period ............................................          73,220
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ..............................................     170,407,185
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ..............................................     471,441,304
Aetna Get Fund, Series E:
  Annuity contracts in accumulation ..............................................     157,821,380
Aetna Get Fund, Series G:
  Annuity contracts in accumulation ..............................................      45,668,355
Aetna Get Fund, Series H:
  Annuity contracts in accumulation ..............................................       1,782,585
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................   5,753,192,035
  Annuity contracts in payment period ............................................     373,523,149
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................     145,431,206
  Annuity contracts in payment period ............................................          71,588
Aetna High Yield VP:
  Annuity contracts in accumulation ..............................................       2,177,493
Aetna Index Plus Bond VP:
  Annuity contracts in accumulation ..............................................         999,704
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................     473,757,587
  Annuity contracts in payment period ............................................       1,234,629
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ..............................................       9,210,760
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ..............................................       8,277,508
Aetna International VP:
  Annuity contracts in accumulation ..............................................       7,714,709
Aetna Legacy VP:
  Annuity contracts in accumulation ..............................................      42,650,270
  Annuity contracts in payment period ............................................         247,224
Aetna Money Market VP:
  Annuity contracts in accumulation ..............................................     325,367,721
  Annuity contracts in payment period ............................................          80,784
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..............................................       1,983,625

Variable Annuity Account C

Aetna Small Company VP:
  Annuity contracts in accumulation .....................  $   62,919,038
  Annuity contracts in payment period ...................          11,036
Aetna Value Opportunity VP:
  Annuity contracts in accumulation .....................      34,639,709
AIM V.I. Funds:
 Capital Appreciation Fund:
  Annuity contracts in accumulation .....................       1,830,289
 Growth and Income Fund:
  Annuity contracts in accumulation .....................       9,752,003
 Growth Fund:
  Annuity contracts in accumulation .....................       4,700,713
 Value Fund:
  Annuity contracts in accumulation .....................       8,538,069
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation .....................      68,092,305
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation .....................     213,941,762
 Growth Portfolio:
  Annuity contracts in accumulation .....................     440,335,255
 High Income Portfolio:
  Annuity contracts in accumulation .....................       1,873,989
 Overseas Portfolio:
  Annuity contracts in accumulation .....................      22,033,565
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation .....................      27,730,745
 Contrafund Portfolio:
  Annuity contracts in accumulation .....................     475,353,405
 Index 500 Portfolio:
  Annuity contracts in accumulation .....................     122,573,178
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation .....................   1,093,429,837
 Balanced Portfolio:
  Annuity contracts in accumulation .....................     235,410,674
 Flexible Income Portfolio:
  Annuity contracts in accumulation .....................      32,908,277
 Growth Portfolio:
  Annuity contracts in accumulation .....................     362,723,120
  Annuity contracts in payment period ...................         689,393
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation .....................   1,136,307,574
  Annuity contracts in payment period ...................         752,858
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation .....................      11,586,115
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation .....................      16,508,469
MFS Funds:
 Total Return Series:
  Annuity contracts in accumulation .....................         684,196

Variable Annuity Account C

Oppenheimer Funds:
 Global Securities Fund/VA:
  Annuity contracts in accumulation ...........    $     5,871,877
 Strategic Bond Fund/VA:
  Annuity contracts in accumulation ...........          3,464,259
  Annuity contracts in payment period .........             27,517
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ...........        597,714,231
  Annuity contracts in payment period .........             38,500
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ...........        255,763,877
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ...........        226,770,707
  Annuity contracts in payment period .........             36,974
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ...........        291,483,624
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ...........        243,032,240
  Annuity contracts in payment period .........             62,930
                                                   ---------------
                                                   $15,463,100,152
                                                   ===============


See Notes to Financial Statements

Variable Annuity Account C

STATEMENT OF OPERATIONS

                                                                     Year Ended
                                                                  December 31, 1999
                                                                  -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ......................................................   $1,492,280,564
Expenses: (Notes 2 and 5)
 Valuation period deductions ....................................     (155,996,756)
                                                                    --------------
Net investment income ...........................................   $1,336,283,808
                                                                    --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ............................................   $3,038,110,918
 Cost of investments sold .......................................    2,616,313,236
                                                                    --------------
  Net realized gain on investments ..............................      421,797,682
                                                                    --------------
Net unrealized gain on investments: (Note 5)
 Beginning of year ..............................................      949,942,696
 End of year ....................................................    2,223,496,072
                                                                    --------------
  Net change in unrealized gain on investments ..................    1,273,553,376
                                                                    --------------
Net realized and unrealized gain on investments .................    1,695,351,058
                                                                    --------------
Net increase in net assets resulting from operations ............   $3,031,634,866
                                                                    ==============


See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Year Ended December 31,
                                                                                   1999                  1998
                                                                                   ----                  ----
FROM OPERATIONS:
Net investment income ...................................................     $ 1,336,283,808       $ 1,309,062,029
Net realized gain on investments ........................................         421,797,682           376,057,759
Net change in unrealized gain on investments ............................       1,273,553,376            34,476,935
                                                                              ---------------       ---------------
Net increase in net assets resulting from operations ....................       3,031,634,866         1,719,596,723
                                                                              ---------------       ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .............................       1,172,840,518         1,136,921,898
Transfer from the Company for mortality guarantee adjustments ...........           2,184,815               849,771
Transfers from the Company's fixed account options ......................         168,739,006           112,197,035
Transfer to the Company's other variable annuity accounts ...............          51,518,318           (66,773,776)
Redemptions by contract holders .........................................      (1,347,163,695)       (1,591,935,338)
Annuity Payments ........................................................         (43,203,172)          (41,589,989)
Other ...................................................................             184,219             1,844,602
                                                                              ---------------       ---------------
 Net increase (decrease) in net assets from unit transactions (Note 6) ..           5,100,009          (448,485,797)
                                                                              ---------------       ---------------
Change in net assets ....................................................       3,036,734,875         1,271,110,926

NET ASSETS:
Beginning of year .......................................................      12,426,365,277        11,155,254,351
                                                                              ---------------       ---------------
End of year .............................................................     $15,463,100,152       $12,426,365,277
                                                                              ===============       ===============


See Notes to Financial Statements

Variable Annuity Account C

Condensed Financial Information - Year Ended December 31, 1999

------------------------------------------------------------------------------------------------------------------------------
                                       Value
                                      Per Unit             Increase (Decrease)                     Units
                                      --------                 in Value of                      Outstanding        Reserves
                              Beginning       End of           Accumulation                        at End           at End
                               of Year         Year                Unit                           of Year           of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Qualified III                   $15.886       $17.940              12.93%                           33,852.1     $    607,317
Qualified V                      15.800        17.814              12.75%                            1,632.1           29,075
Qualified VI                     15.886        17.940              12.93%                        2,759,063.1       49,498,437
Qualified VIII                   15.882        17.934              12.92%                                7.6              136
Qualified X (1.15)               16.395        18.533              13.04%                           11,213.5          207,822
Qualified X (1.25)               16.337        18.450              12.93%                          473,603.0        8,737,920
Qualified XI                     16.028        18.172              13.38%                           68,230.2        1,239,866
Qualified XII (0.40)             14.086        16.043              13.89%                           84,264.1        1,351,871
Qualified XII (0.45)              9.519        10.836              13.84%                           53,201.3          576,512
Qualified XII (0.50)              9.848        11.205              13.78%                            4,725.1           52,944
Qualified XII (0.55)              9.864        10.819               9.68%            (11)            3,650.3           39,493
Qualified XII (0.65)              9.484        10.802              13.90%             (4)          184,741.3        1,995,487
Qualified XII (0.70)             10.056        10.793               7.33%             (5)            7,803.1           84,218
Qualified XII (0.75)              9.502        10.784              13.49%                           52,441.5          565,534
Qualified XII (0.80)             10.101        11.458              13.43%                          169,078.4        1,937,317
Qualified XII (0.85)             14.113        16.002              13.38%                          150,454.1        2,407,530
Qualified XII (0.90)              9.953        11.279              13.32%                           19,045.8          214,821
Qualified XII (0.95)             14.076        15.944              13.27%                           75,808.4        1,208,657
Qualified XII (1.00)             14.057        15.915              13.22%                          412,578.7        6,566,029
Qualified XII (1.05)             14.039        15.886              13.16%                           33,325.3          529,395
Qualified XII (1.10)             14.020        15.857              13.10%                           29,410.8          466,362
Qualified XII (1.15)             14.002        15.828              13.04%                           43,436.3          687,507
Qualified XII (1.20)             13.983        15.799              12.99%                           47,132.2          744,648
Qualified XII (1.25)             13.965        15.770              12.93%                            1,616.8           25,497
Qualified XII (1.30)             13.946        15.742              12.88%                            2,119.6           33,367
Qualified XII (1.40)             13.910        15.685              12.76%                              456.6            7,162
Qualified XII (1.50)             13.873        15.628              12.65%                           12,770.2          199,567
Qualified XIII                   16.011        18.135              13.27%                           11,395.7          206,664
Qualified XV                     15.984        18.105              13.27%                           11,315.1          204,861
Qualified XVI                    15.818        17.818              12.64%                           40,362.2          719,184
Qualified XVII                   15.974        18.102              13.32%                            7,679.2          139,012
Qualified XVIII                  16.427        18.616              13.33%                            9,028.8          168,085
Qualified XXI                    16.800        18.122               7.87%             (5)           14,127.4          256,014
Qualified XXII                   16.828        18.152               7.87%             (5)            9,509.9          172,623
------------------------------------------------------------------------------------------------------------------------------

Aetna Balanced VP, Inc.:
Qualified I                      28.687        32.205              12.26%                           46,577.5        1,500,025
Qualified III                    28.524        32.002              12.19%                        2,155,444.9       68,979,058
Qualified V                      21.650        24.251              12.01%                            2,950.4           71,552
Qualified VI                     21.723        24.372              12.19%                       21,610,375.0      526,690,848
Qualified VII                    20.906        23.469              12.26%                          244,536.2        5,739,082
Qualified VIII                   20.165        22.622              12.18%                            4,333.4           98,031
Qualified IX                     20.269        22.855              12.76%                            3,089.4           70,608
Qualified X (1.15)               21.836        24.523              12.31%                          144,539.6        3,544,554
Qualified X (1.25)               21.723        24.372              12.19%                        5,427,321.4      132,275,378
Qualified XI                     21.917        24.687              12.64%                          725,532.7       17,911,003
Qualified XII (0.40)             15.331        17.347              13.15%                          720,935.4       12,506,401
Qualified XII (0.45)             10.747        12.064              12.25%             (1)           80,716.6          973,804
Qualified XII (0.50)             11.077        12.521              13.04%                          307,533.7        3,850,603
Qualified XII (0.55)             11.266        12.045               6.91%            (11)          237,141.6        2,856,384
Qualified XII (0.65)             11.183        12.026               7.54%             (4)          119,528.5        1,437,404
Qualified XII (0.70)             11.192        12.016               7.36%             (5)           96,082.3        1,154,518
Qualified XII (0.75)             10.648        12.006              12.75%                          194,624.9        2,336,717
Qualified XII (0.80)             11.358        12.801              12.70%                        3,380,638.3       43,274,716
Qualified XII (0.85)             15.360        17.303              12.65%                        1,479,143.3       25,592,940
Qualified XII (0.90)             11.157        12.561              12.58%                           13,520.7          169,839
Qualified XII (0.95)             15.320        17.240              12.53%                          565,751.2        9,753,347
Qualified XII (1.00)             15.300        17.208              12.47%                        2,306,988.0       39,699,337
Qualified XII (1.05)             15.279        17.177              12.42%                          103,304.6        1,774,462

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                    Units
                                              --------              in Value of                     Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End          at End
                                        of Year       Year              Unit                          of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc. (continued):
Qualified XII (1.10)                     $15.259     $17.146           12.37%                           79,952.8   $  1,370,853
Qualified XII (1.15)                      15.239      17.115           12.31%                          224,431.2      3,841,053
Qualified XII (1.20)                      15.219      17.083           12.25%                           33,948.3        579,954
Qualified XII (1.25)                      15.199      17.052           12.19%                            2,089.1         35,624
Qualified XII (1.30)                      15.179      17.021           12.14%                              112.6          1,916
Qualified XII (1.40)                      15.139      16.960           12.03%                            1,121.8         19,026
Qualified XII (1.50)                      15.099      16.898           11.91%                           10,945.5        184,956
Qualified XIII                            21.893      24.637           12.53%                          127,612.2      3,143,976
Qualified XV                              21.857      24.596           12.53%                           86,058.1      2,116,686
Qualified XVI                             21.629      24.206           11.91%                          352,494.7      8,532,621
Qualified XVII                            21.808      24.529           12.48%                          343,841.9      8,434,153
Qualified XVIII                           21.808      24.529           12.48%                          567,804.2     13,927,761
Qualified XIX                             28.800      32.412           12.54%                           59,324.7      1,922,853
Qualified XX                              28.636      32.208           12.47%                          129,106.3      4,158,308
Qualified XXI                             22.705      24.619            8.43%              (5)         246,195.4      6,061,023
Qualified XXII                            22.742      24.660            8.43%              (5)          89,984.8      2,219,002
Annuity contracts in payment period                                                                                  34,529,808
--------------------------------------------------------------------------------------------------------------------------------

Aetna Bond VP:
Qualified I                               55.494      54.432           (1.91%)                          13,087.6        712,387
Qualified III                             54.819      53.738           (1.97%)                         867,416.1     46,612,996
Qualified V                               14.285      13.981           (2.13%)                           9,603.3        134,261
Qualified VI                              14.137      13.859           (1.97%)                      11,928,359.4    165,309,860
Qualified VII                             13.083      12.833           (1.91%)                         162,929.5      2,090,861
Qualified VIII                            13.018      12.760           (1.98%)                           6,576.0         83,911
Qualified IX                              13.221      13.012           (1.58%)                           1,660.2         21,602
Qualified X (1.15)                        14.211      13.945           (1.87%)                          71,392.2        995,530
Qualified X (1.25)                        14.137      13.859           (1.97%)                       2,085,754.6     28,905,552
Qualified XI                              14.264      14.037           (1.59%)                         345,814.5      4,854,370
Qualified XII (0.40)                      12.079      11.942           (1.13%)                         198,382.2      2,368,992
Qualified XII (0.45)                      10.455      10.396           (0.56%)             (9)          19,692.6        204,733
Qualified XII (0.50)                      10.662      10.530           (1.24%)                          84,610.6        890,970
Qualified XII (0.55)                      10.419      10.380           (0.37%)            (11)          31,522.7        327,195
Qualified XII (0.65)                      10.594      10.363           (2.18%)             (4)         113,546.9      1,176,679
Qualified XII (0.70)                      10.447      10.355           (0.88%)             (5)          36,754.8        380,581
Qualified XII (0.75)                      10.502      10.346           (1.49%)                          51,553.5        533,383
Qualified XII (0.80)                      10.650      10.487           (1.53%)                         617,713.8      6,477,656
Qualified XII (0.85)                      12.102      11.911           (1.58%)                         637,752.4      7,595,995
Qualified XII (0.90)                      10.654      10.481           (1.62%)                           2,670.4         27,987
Qualified XII (0.95)                      12.070      11.867           (1.68%)                         228,113.5      2,707,087
Qualified XII (1.00)                      12.054      11.846           (1.73%)                       1,191,777.2     14,117,427
Qualified XII (1.05)                      12.038      11.824           (1.78%)                          54,349.6        642,636
Qualified XII (1.10)                      12.022      11.803           (1.82%)                          24,570.7        289,999
Qualified XII (1.15)                      12.006      11.781           (1.87%)                          88,391.1      1,041,349
Qualified XII (1.20)                      11.990      11.760           (1.92%)                          26,797.5        315,130
Qualified XII (1.25)                      11.975      11.738           (1.98%)                             520.5          6,110
Qualified XII (1.30)                      11.959      11.717           (2.02%)                          36,650.4        429,431
Qualified XII (1.40)                      11.927      11.674           (2.12%)                             323.8          3,780
Qualified XII (1.50)                      11.896      11.632           (2.22%)                           6,253.3         72,737
Qualified XIII                            14.248      14.009           (1.68%)                         128,234.5      1,796,461
Qualified XV                              14.225      13.986           (1.68%)                         114,358.8      1,599,414
Qualified XVI                             14.076      13.764           (2.22%)                         186,302.7      2,564,315
Qualified XVII                            14.171      13.912           (1.83%)                         347,131.3      4,829,329
Qualified XVIII                           14.171      13.912           (1.83%)                         608,177.8      8,461,036
Qualified XIX                             55.625      54.642           (1.77%)                          14,745.1        805,707
Qualified XX                              54.949      53.945           (1.83%)                          22,963.9      1,238,793
Qualified XXI                             14.118      13.999           (0.84%)             (5)          23,788.3        333,009
Qualified XXII                            14.142      14.022           (0.85%)             (5)          74,783.9      1,048,631
Annuity contracts in payment period                                                                                   5,764,551
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                  Units
                                              --------              in Value of                   Outstanding      Reserves
                                       Beginning     End of         Accumulation                     at End         at End
                                        of Year       Year              Unit                        of Year         of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Qualified III                            $15.120     $16.458            8.85%                         30,738.0   $    505,884
Qualified V                               15.038      16.342            8.67%                            383.9          6,274
Qualified VI                              15.120      16.458            8.85%                      2,306,431.0     37,959,074
Qualified VIII                            15.116      16.452            8.84%                             98.8          1,626
Qualified X (1.15)                        15.532      16.923            8.96%                         39,124.9        662,102
Qualified X (1.25)                        15.478      16.847            8.84%                        372,045.9      6,267,768
Qualified XI                              15.255      16.670            9.28%                         69,847.5      1,164,381
Qualified XII (0.40)                      13.628      14.960            9.77%                         62,562.9        935,938
Qualified XII (0.45)                       9.800      10.752            9.71%                        111,368.9      1,197,490
Qualified XII (0.50)                      10.086      11.061            9.67%                          1,386.1         15,332
Qualified XII (0.55)                      10.032      10.735            7.01%             (11)         3,809.4         40,895
Qualified XII (0.65)                       9.799      10.718            9.38%              (4)        90,629.0        971,345
Qualified XII (0.70)                      10.178      10.709            5.22%              (5)         2,882.4         30,868
Qualified XII (0.75)                       9.782      10.701            9.39%                         67,538.1        722,694
Qualified XII (0.80)                      10.312      11.275            9.34%                         93,911.4      1,058,841
Qualified XII (0.85)                      13.654      14.921            9.28%                        121,322.2      1,810,277
Qualified XII (0.90)                      10.489      11.115            5.97%              (8)         4,102.4         45,598
Qualified XII (0.95)                      13.618      14.867            9.17%                         75,296.8      1,119,436
Qualified XII (1.00)                      13.600      14.840            9.12%                        122,393.1      1,816,307
Qualified XII (1.05)                      13.582      14.813            9.06%                         40,689.7        602,733
Qualified XII (1.10)                      13.564      14.786            9.01%                         51,461.8        760,917
Qualified XII (1.15)                      13.546      14.759            8.95%                         34,307.7        506,351
Qualified XII (1.20)                      13.528      14.732            8.90%                        436,388.8      6,428,997
Qualified XII (1.25)                      13.510      14.705            8.85%                          9,106.6        133,916
Qualified XII (1.30)                      13.492      14.679            8.80%                            870.2         12,773
Qualified XII (1.40)                      13.457      14.625            8.68%                          1,479.4         21,636
Qualified XII (1.50)                      13.421      14.572            8.58%                         15,404.5        224,478
Qualified XIII                            15.239      16.637            9.17%                         10,401.1        173,040
Qualified XV                              15.214      16.609            9.17%                         14,626.7        242,937
Qualified XVI                             15.055      16.346            8.58%                         32,067.0        524,165
Qualified XVII                            15.204      16.607            9.23%                         47,768.1        793,264
Qualified XVIII                           15.563      16.999            9.23%                         13,248.1        225,204
Qualified XXI                             15.738      16.624            5.63%              (5)        12,283.9        204,214
Qualified XXII                            15.764      16.652            5.63%              (5)        12,822.1        213,515
Annuity contracts in payment period                                                                                    73,220
------------------------------------------------------------------------------------------------------------------------------

Aetna Get Fund, Series C:
Qualified III                             15.904      19.358           21.72%                        596,623.2     11,549,650
Qualified VI                              15.904      19.358           21.72%                      5,363,382.8    103,826,321
Qualified XI                              16.014      19.568           22.19%                        577,726.4     11,305,148
Qualified XII (0.65)                      16.025      19.672           22.76%                         38,157.9        750,657
Qualified XII (0.70)                      12.660      13.520            6.79%             (11)        33,609.8        454,406
Qualified XII (0.75)                      11.696      14.343           22.63%                         12,252.8        175,745
Qualified XII (0.80)                      12.234      13.498           10.33%             (11)         8,956.2        120,893
Qualified XII (0.90)                      12.110      13.477           11.29%             (10)        10,850.4        146,226
Qualified XII (1.00)                      10.999      13.455           22.33%                         10,347.4        139,222
Qualified XII (1.05)                      12.202      14.919           22.27%                        665,803.2      9,933,249
Qualified XII (1.10)                      16.050      19.615           22.21%                         90,184.8      1,768,933
Qualified XII (1.15)                      13.929      14.489            4.02%             (12)         4,014.7         58,168
Qualified XII (1.20)                      16.014      19.550           22.08%                         98,911.8      1,933,743
Qualified XII (1.25)                      15.995      19.518           22.03%                      1,061,017.8     20,709,009
Qualified XII (1.30)                      15.977      19.486           21.96%                          1,697.8         33,083
Qualified XII (1.35)                      15.959      19.454           21.90%                          5,444.4        105,915
Qualified XII (1.40)                      15.940      19.422           21.84%                          3,217.1         62,483
Qualified XII (1.45)                      15.922      19.390           21.78%                          3,011.6         58,396
Qualified XII (1.75)                      15.813      19.200           21.42%                            495.5          9,514
Qualified XIII                            16.014      19.550           22.08%                         90,531.2      1,769,901
Qualified XV                              16.002      19.536           22.08%                         17,017.4        332,453

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------------
                                                Value
                                               Per Unit          Increase (Decrease)                   Units
                                               --------              in Value of                    Outstanding      Reserves
                                        Beginning     End of         Accumulation                      at End         at End
                                         of Year       Year              Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C (continued):
Qualified XVI                             $15.835     $19.227            21.42%                         28,960.1   $    556,808
Qualified XVII                             15.904      19.358            21.72%                         95,802.4      1,854,577
Qualified XXI                              16.740      19.557            16.83%             (6)         48,418.5        946,913
Qualified XXII                             16.752      19.571            16.83%             (6)         92,268.0      1,805,772
--------------------------------------------------------------------------------------------------------------------------------

Aetna Get Fund, Series D:
Qualified III                              10.062      10.726             6.60%                      3,810,727.5     40,872,636
Qualified V                                10.058      10.704             6.42%                          5,515.1         59,034
Qualified VI                               10.062      10.726             6.60%                     18,170,043.9    194,886,034
Qualified IX                               10.065      10.745             6.76%                         15,611.1        167,749
Qualified X (1.15)                         10.062      10.726             6.60%                        139,046.9      1,491,372
Qualified X (1.25)                         10.062      10.726             6.60%                      3,231,872.5     34,664,023
Qualified XI                               10.068      10.775             7.02%                      2,873,392.4     30,961,803
Qualified XII (0.65)                       10.076      10.833             7.51%                        102,963.8      1,115,377
Qualified XII (0.70)                       10.467      10.832             3.49%            (11)         67,005.7        725,790
Qualified XII (0.75)                       10.079      10.825             7.40%                         25,428.6        275,267
Qualified XII (0.80)                       10.229      10.818             5.76%            (11)         41,864.1        452,904
Qualified XII (0.85)                       10.071      10.779             7.03%                        202,198.1      2,179,410
Qualified XII (0.90)                       10.160      10.805             6.35%            (10)         22,607.0        244,272
Qualified XII (1.00)                       10.073      10.792             7.14%                         18,211.6        196,537
Qualified XII (1.05)                       10.072      10.785             7.08%                      4,843,476.6     52,237,951
Qualified XII (1.15)                       10.566      10.772             1.95%            (12)          8,484.1         91,391
Qualified XII (1.20)                       10.068      10.765             6.92%                        414,563.5      4,462,919
Qualified XII (1.25)                       10.067      10.759             6.87%                      7,379,720.4     79,396,426
Qualified XII (1.30)                       10.066      10.752             6.82%                         42,788.7        460,068
Qualified XII (1.40)                       10.064      10.739             6.71%                         17,125.9        183,914
Qualified XII (1.50)                       10.069      10.726             6.52%             (1)          4,237.4         45,449
Qualified XII (1.55)                       10.060      10.719             6.55%                         84,745.5        908,394
Qualified XII (1.75)                       10.056      10.693             6.33%                         13,930.9        148,960
Qualified XIII                             10.068      10.765             6.92%                        420,980.0      4,531,995
Qualified XV                               10.068      10.765             6.92%                         83,197.7        895,652
Qualified XVI                              10.056      10.693             6.33%                        132,567.9      1,417,517
Qualified XVII                             10.062      10.726             6.60%                        157,815.2      1,692,675
Qualified XVIII                            10.062      10.726             6.60%                        591,778.3      6,347,224
Qualified XXI                               9.949      10.777             8.32%             (6)        384,568.8      4,144,416
Qualified XXII                              9.949      10.777             8.32%             (6)        573,839.4      6,184,145
--------------------------------------------------------------------------------------------------------------------------------

Aetna Get Fund, Series E:
Qualified III                              10.000      10.760             7.60%             (6)      1,175,742.6     12,651,122
Qualified V                                10.019      10.751             7.31%             (7)            489.8          5,266
Qualified VI                               10.000      10.760             7.60%             (6)      6,811,257.7     73,289,900
Qualified X (1.15)                         10.020      10.755             7.34%             (6)        162,651.2      1,749,277
Qualified X (1.25)                         10.012      10.752             7.39%             (6)      1,460,077.3     15,699,247
Qualified XI                               10.000      10.787             7.87%             (6)        793,284.8      8,556,796
Qualified XII (0.70)                       10.355      10.807             4.37%            (11)          4,273.8         46,188
Qualified XII (0.80)                       10.115      10.801             6.78%            (11)         33,946.1        366,660
Qualified XII (1.00)                       10.001      10.789             7.88%             (6)          2,108.2         22,746
Qualified XII (1.05)                       10.000      10.787             7.87%             (6)      1,369,132.2     14,768,193
Qualified XII (1.10)                       10.000      10.784             7.84%             (6)         54,629.0        589,097
Qualified XII (1.15)                       10.516      10.781             2.52%            (12)          1,600.5         17,255
Qualified XII (1.20)                       10.000      10.778             7.78%             (6)        106,496.3      1,147,788
Qualified XII (1.25)                       10.000      10.775             7.75%             (6)      1,782,985.0     19,211,276
Qualified XII (1.30)                       10.002      10.772             7.70%             (6)         12,179.6        131,196
Qualified XII (1.35)                       10.060      10.769             7.05%             (8)          3,590.8         38,669
Qualified XII (1.40)                       10.006      10.766             7.60%             (6)          7,037.4         75,764
Qualified XII (1.50)                       10.038      10.760             7.19%             (7)          9,588.6        103,175
Qualified XII (1.75)                       10.004      10.745             7.41%             (6)          1,012.4         10,879
Qualified XIII                             10.001      10.778             7.77%             (6)        110,714.9      1,193,255
Qualified XV                               10.005      10.778             7.73%             (6)         97,325.1      1,048,943

Variable Annuity Account C

-------------------------------------------------------------------------------------

                                                Value
                                               Per Unit          Increase (Decrease)
                                               --------              in Value of
                                        Beginning     End of         Accumulation
                                         of Year       Year              Unit
-------------------------------------------------------------------------------------
Aetna Get Fund, Series E (continued):
Qualified XVI                            $ 10.004    $ 10.745            7.41%
Qualified XVII                             10.005      10.760            7.55%
Qualified XVIII                            10.012      10.752            7.39%
Qualified XXI                              10.005      10.787            7.82%
Qualified XXII                             10.000      10.787            7.87%
-------------------------------------------------------------------------------------

Aetna Get Fund, Series G:
Qualified III                              10.003      10.370            3.67%
Qualified VI                                9.998      10.370            3.72%
Qualified X (1.25)                          9.999      10.369            3.70%
Qualified XI                                9.999      10.384            3.85%
Qualified XII (0.65)                       10.014      10.397            3.82%
Qualified XII (0.80)                       10.054      10.392            3.36%
Qualified XII (0.90)                       10.048      10.389            3.39%
Qualified XII (0.95)                        9.998      10.379            3.81%
Qualified XII (1.00)                       10.029      10.386            3.56%
Qualified XII (1.05)                       10.004      10.384            3.80%
Qualified XII (1.10)                       10.015      10.383            3.67%
Qualified XII (1.25)                       10.005      10.378            3.73%
Qualified XII (1.30)                        9.999      10.376            3.77%
Qualified XII (1.35)                       10.072      10.375            3.01%
Qualified XII (1.40)                       10.011      10.373            3.62%
Qualified XII (1.45)                        9.999      10.371            3.72%
Qualified XII (1.75)                       10.073      10.362            2.87%
Qualified XIII                             10.005      10.379            3.74%
Qualified XV                                9.998      10.379            3.81%
Qualified XVI                              10.010      10.362            3.52%
Qualified XVII                             10.020      10.370            3.49%
Qualified XVIII                            10.026      10.369            3.42%
Qualified XXI                              10.021      10.384            3.62%
Qualified XXII                             10.007      10.384            3.77%
-------------------------------------------------------------------------------------

Aetna Get Fund, Series H:
Qualified III                              10.001      10.020            0.19%
Qualified VI                               10.000      10.020            0.20%
Qualified X (1.25)                         10.000      10.020            0.20%
Qualified XI                               10.007      10.022            0.15%
Qualified XII (0.95)                       10.015      10.021            0.06%
Qualified XII (1.25)                       10.000      10.021            0.21%
Qualified XII (1.30)                       10.005      10.021            0.16%
Qualified XII (1.35)                       10.005      10.020            0.15%
Qualified XII (1.45)                       10.007      10.020            0.13%
Qualified XIII                             10.008      10.021            0.13%
Qualified XV                               10.006      10.021            0.15%
Qualified XVI                              10.015      10.019            0.04%
Qualified XVIII                            10.006      10.020            0.14%
Qualified XXI                              10.014      10.022            0.08%
-------------------------------------------------------------------------------------

Aetna Growth and Income VP:
Qualified I                               323.019     374.804           16.03%
Qualified III                             245.765     284.994           15.96%
Qualified V                                25.037      28.987           15.78%
Qualified VI                               25.094      29.100           15.96%
Qualified VII                              23.657      27.450           16.03%
Qualified VIII                             23.301      27.018           15.95%
Qualified IX                               23.323      27.182           16.55%
Qualified X (1.15)                         25.225      29.280           16.08%
Qualified X (1.25)                         25.094      29.100           15.96%
Qualified XI                               25.319      29.475           16.41%
Qualified XII (0.40)                       16.747      19.586           16.95%


--------------------------------------------------------------------------------------

                                                         Units
                                                      Outstanding         Reserves
                                                         at End            at End
                                                        of Year           of Year
--------------------------------------------------------------------------------------
Aetna Get Fund, Series E (continued):
Qualified XVI                                (6)           36,127.2    $      388,203
Qualified XVII                               (6)          163,057.8         1,754,543
Qualified XVIII                              (6)           69,586.5           748,228
Qualified XXI                                (6)          208,645.0         2,250,556
Qualified XXII                               (6)          181,444.5         1,957,158
--------------------------------------------------------------------------------------

Aetna Get Fund, Series G:
Qualified III                                (9)          652,808.0         6,769,699
Qualified VI                                 (9)        1,877,479.2        19,469,026
Qualified X (1.25)                           (9)          493,375.1         5,115,589
Qualified XI                                 (9)           90,486.0           939,626
Qualified XII (0.65)                         (9)            6,272.2            65,212
Qualified XII (0.80)                        (11)            1,379.7            14,338
Qualified XII (0.90)                        (10)              340.0             3,532
Qualified XII (0.95)                         (9)           14,669.7           152,263
Qualified XII (1.00)                        (10)              498.6             5,178
Qualified XII (1.05)                         (9)          212,129.8         2,202,850
Qualified XII (1.10)                         (9)           51,654.2           536,305
Qualified XII (1.25)                         (9)          739,313.3         7,672,438
Qualified XII (1.30)                         (9)            1,182.2            12,267
Qualified XII (1.35)                        (11)            3,428.9            35,574
Qualified XII (1.40)                         (9)            3,266.1            33,879
Qualified XII (1.45)                         (9)           40,814.1           423,298
Qualified XII (1.75)                        (12)            3,871.6            40,116
Qualified XIII                               (9)           30,304.5           314,543
Qualified XV                                 (9)           34,688.8           360,048
Qualified XVI                                (9)           11,830.8           122,588
Qualified XVII                              (10)           29,549.5           306,422
Qualified XVIII                             (10)           70,357.2           729,503
Qualified XXI                               (10)           13,722.6           142,499
Qualified XXII                               (9)           19,410.4           201,562
--------------------------------------------------------------------------------------

Aetna Get Fund, Series H:
Qualified III                               (12)           53,208.1           533,130
Qualified VI                                (12)           54,199.7           543,065
Qualified X (1.25)                          (12)           11,861.2           118,846
Qualified XI                                (12)              420.0             4,209
Qualified XII (0.95)                        (12)            1,556.5            15,598
Qualified XII (1.25)                        (12)           36,046.3           361,213
Qualified XII (1.30)                        (12)            1,295.0            12,976
Qualified XII (1.35)                        (12)              571.4             5,726
Qualified XII (1.45)                        (12)            3,803.9            38,115
Qualified XIII                              (12)              448.9             4,498
Qualified XV                                (12)              357.1             3,578
Qualified XVI                               (12)            1,043.1            10,451
Qualified XVIII                             (12)           11,877.3           119,007
Qualified XXI                               (12)            1,214.6            12,173
--------------------------------------------------------------------------------------

Aetna Growth and Income VP:
Qualified I                                               124,050.3        46,494,563
Qualified III                                           1,555,542.4       443,319,945
Qualified V                                                15,312.1           443,854
Qualified VI                                          107,941,231.7     3,141,089,842
Qualified VII                                           7,891,082.0       216,606,278
Qualified VIII                                             52,006.6         1,405,121
Qualified IX                                               18,313.2           497,783
Qualified X (1.15)                                        488,809.5        14,312,523
Qualified X (1.25)                                     17,496,240.9       509,140,609
Qualified XI                                            4,530,330.3       133,533,424
Qualified XII (0.40)                                    2,978,732.9        58,340,903

Variable Annuity Account C

-----------------------------------------------------------------
                                                  Value
                                                 Per Unit
                                                 --------
                                          Beginning     End of
                                           of Year       Year
-----------------------------------------------------------------
Aetna Growth and Income VP (continued):
Qualified XII (0.45)                       $ 10.152    $ 11.867
Qualified XII (0.50)                         10.665      12.460
Qualified XII (0.55)                         10.922      11.847
Qualified XII (0.65)                         10.867      11.828
Qualified XII (0.70)                         10.936      11.819
Qualified XII (0.75)                         10.133      11.809
Qualified XII (0.80)                         11.108      12.939
Qualified XII (0.85)                         16.779      19.535
Qualified XII (0.90)                         10.804      12.572
Qualified XII (0.95)                         16.735      19.464
Qualified XII (1.00)                         16.713      19.429
Qualified XII (1.05)                         16.691      19.393
Qualified XII (1.10)                         16.669      19.358
Qualified XII (1.15)                         16.647      19.323
Qualified XII (1.20)                         16.625      19.288
Qualified XII (1.25)                         16.603      19.253
Qualified XII (1.30)                         16.581      19.218
Qualified XII (1.40)                         16.537      19.148
Qualified XII (1.50)                         16.493      19.078
Qualified XIII                               25.291      29.416
Qualified XV                                 25.249      29.367
Qualified XVI                                24.986      28.902
Qualified XVII                               25.193      29.287
Qualified XVIII                              25.193      29.287
Qualified XIX                               324.288     377.218
Qualified XX                                246.731     286.829
Qualified XXI                                26.736      29.394
Qualified XXII                               26.781      29.443
Annuity contracts in payment period
-----------------------------------------------------------------

Aetna Growth VP:
Qualified III                                13.597      18.124
Qualified V                                  17.862      23.771
Qualified VI                                 17.912      23.875
Qualified VIII                               17.909      23.870
Qualified X (1.15)                           17.943      23.940
Qualified X (1.25)                           17.912      23.875
Qualified XI                                 18.005      24.094
Qualified XII (0.40)                         18.018      24.222
Qualified XII (0.45)                         11.470      15.412
Qualified XII (0.50)                         12.397      16.649
Qualified XII (0.55)                         12.980      15.387
Qualified XII (0.65)                         12.835      15.362
Qualified XII (0.70)                         12.378      15.350
Qualified XII (0.75)                         11.449      15.338
Qualified XII (0.80)                         13.030      17.447
Qualified XII (0.85)                         18.036      24.137
Qualified XII (0.90)                         12.681      16.962
Qualified XII (0.95)                         18.005      24.071
Qualified XII (1.00)                         17.989      24.039
Qualified XII (1.05)                         17.974      24.006
Qualified XII (1.10)                         17.958      23.973
Qualified XII (1.15)                         17.943      23.940
Qualified XII (1.20)                         17.927      23.908
Qualified XII (1.25)                         17.912      23.875
Qualified XII (1.30)                         18.880      23.843
Qualified XII (1.40)                         17.865      23.778
Qualified XII (1.50)                         17.834      23.713

----------------------------------------------------------------------------------------------------------

                                          Increase (Decrease)                   Units
                                              in Value of                    Outstanding       Reserves
                                              Accumulation                      at End          at End
                                                  Unit                         of Year         of Year
----------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP (continued):
Qualified XII (0.45)                              16.89%                        348,478.4    $  4,135,244
Qualified XII (0.50)                              16.83%                        674,274.8       8,401,436
Qualified XII (0.55)                               8.47%            (11)      1,191,861.0      14,120,507
Qualified XII (0.65)                               8.84%             (4)        479,212.5       5,668,292
Qualified XII (0.70)                               8.07%             (5)        296,167.3       3,500,351
Qualified XII (0.75)                              16.54%                        806,180.4       9,520,415
Qualified XII (0.80)                              16.48%                     13,348,490.1     172,721,345
Qualified XII (0.85)                              16.43%                      5,572,186.8     108,853,321
Qualified XII (0.90)                              16.36%                        128,636.7       1,617,278
Qualified XII (0.95)                              16.31%                      2,450,338.3      47,693,642
Qualified XII (1.00)                              16.25%                     12,501,599.0     242,890,830
Qualified XII (1.05)                              16.19%                        341,405.3       6,621,019
Qualified XII (1.10)                              16.13%                        143,471.8       2,777,354
Qualified XII (1.15)                              16.07%                        514,327.5       9,938,338
Qualified XII (1.20)                              16.02%                        192,381.3       3,710,616
Qualified XII (1.25)                              15.96%                         35,467.5         682,848
Qualified XII (1.30)                              15.90%                          4,575.4          87,930
Qualified XII (1.40)                              15.79%                          2,976.6          56,996
Qualified XII (1.50)                              15.67%                         55,796.6       1,064,510
Qualified XIII                                    16.31%                      1,028,948.7      30,267,616
Qualified XV                                      16.31%                        975,159.8      28,637,704
Qualified XVI                                     15.67%                      1,449,637.9      41,897,597
Qualified XVII                                    16.25%                      4,958,302.8     145,215,966
Qualified XVIII                                   16.25%                      5,385,977.0     157,741,446
Qualified XIX                                     16.32%                         81,134.8      30,605,514
Qualified XX                                      16.25%                        158,086.1      45,343,739
Qualified XXI                                      9.94%             (5)        948,653.9      27,885,068
Qualified XXII                                     9.94%             (5)      1,234,586.7      36,350,268
Annuity contracts in payment period                                                           373,523,149
----------------------------------------------------------------------------------------------------------

Aetna Growth VP:
Qualified III                                     33.29%                            781.3          14,161
Qualified V                                       33.08%                          2,180.1          51,825
Qualified VI                                      33.29%                      3,505,798.2      83,701,657
Qualified VIII                                    33.28%                          1,147.1          27,382
Qualified X (1.15)                                33.42%                         30,864.5         738,909
Qualified X (1.25)                                33.29%                        516,658.3      12,335,324
Qualified XI                                      33.82%                        172,921.7       4,166,336
Qualified XII (0.40)                              34.43%                         59,855.2       1,449,804
Qualified XII (0.45)                              34.37%                        134,661.4       2,075,404
Qualified XII (0.50)                              34.30%                         34,477.5         574,011
Qualified XII (0.55)                              18.54%            (11)         12,695.3         195,345
Qualified XII (0.65)                              19.69%            (10)         17,761.6         272,862
Qualified XII (0.70)                              24.01%             (5)          9,291.4         142,622
Qualified XII (0.75)                              33.97%                         28,754.1         441,021
Qualified XII (0.80)                              33.90%                        728,963.9      12,718,065
Qualified XII (0.85)                              33.83%                         65,689.6       1,585,562
Qualified XII (0.90)                              33.76%                          4,181.5          70,925
Qualified XII (0.95)                              33.69%                         53,956.8       1,298,817
Qualified XII (1.00)                              33.63%                        550,969.6      13,244,542
Qualified XII (1.05)                              33.56%                         44,979.2       1,079,764
Qualified XII (1.10)                              33.49%                         14,642.6         351,029
Qualified XII (1.15)                              33.42%                         25,112.6         601,206
Qualified XII (1.20)                              33.36%                          7,994.8         191,138
Qualified XII (1.25)                              33.29%                          7,486.1         178,733
Qualified XII (1.30)                              26.29%             (2)            380.7           9,078
Qualified XII (1.40)                              33.10%                            745.5          17,726
Qualified XII (1.50)                              32.97%                          5,473.2         129,785

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                    Units
                                              --------              in Value of                     Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End          at End
                                        of Year       Year              Unit                          of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP (continued):
Qualified XIII                           $18.005     $24.071           33.69%                           26,330.1   $    633,804
Qualified XV                              18.005      24.071           33.69%                           24,433.9        588,158
Qualified XVI                             17.834      23.713           32.97%                           63,830.9      1,513,617
Qualified XVII                            17.912      23.875           33.29%                           48,373.4      1,154,926
Qualified XVIII                           18.010      24.091           33.76%                           26,741.4        644,219
Qualified XXI                             19.053      24.094           26.46%              (5)          61,302.5      1,477,003
Qualified XXII                            19.053      24.094           26.46%              (5)          72,900.7      1,756,446
Annuity contracts in payment period                                                                                      71,588
--------------------------------------------------------------------------------------------------------------------------------

Aetna High Yield VP:
Qualified VI                               9.212       9.739            5.72%                          151,580.7      1,476,308
Qualified X (1.25)                         9.212       9.739            5.72%                           10,892.8        106,090
Qualified XI                               9.231       9.798            6.14%                            6,159.5         60,351
Qualified XII (0.40)                       9.238       9.850            6.62%                            2,048.8         20,181
Qualified XII (0.45)                       9.743       9.912            1.73%             (11)              68.0            674
Qualified XII (0.50)                       9.260       9.864            6.52%                            2,779.3         27,414
Qualified XII (0.55)                       9.577       9.896            3.33%             (11)             128.7          1,273
Qualified XII (0.65)                       9.554       9.880            3.41%             (10)             215.0          2,124
Qualified XII (0.70)                       9.827       9.872            0.46%              (5)              75.9            750
Qualified XII (0.75)                       9.284       9.864            6.25%                               97.6            963
Qualified XII (0.80)                       9.241       9.814            6.20%                            6,652.0         65,281
Qualified XII (0.85)                       9.238       9.806            6.15%                            7,192.3         70,524
Qualified XII (0.90)                       9.802       9.797           (0.05%)            (12)             146.2          1,432
Qualified XII (0.95)                       9.231       9.789            6.04%                           14,009.2        137,135
Qualified XII (1.00)                       9.228       9.781            5.99%                           11,321.5        110,732
Qualified XII (1.05)                       9.225       9.772            5.93%                              446.9          4,367
Qualified XII (1.10)                       9.222       9.764            5.88%                               51.2            500
Qualified XII (1.15)                       9.218       9.756            5.84%                              362.6          3,538
Qualified XII (1.20)                       9.215       9.748            5.78%                              118.8          1,158
Qualified XII (1.25)                       9.348       9.739            4.18%              (1)             259.8          2,531
Qualified XII (1.40)                       9.555       9.715            1.67%              (5)              29.8            290
Qualified XIII                             9.231       9.789            6.04%                                4.5             44
Qualified XV                               9.231       9.789            6.04%                            1,593.9         15,603
Qualified XVI                              9.196       9.698            5.46%                              706.9          6,855
Qualified XVII                             9.212       9.739            5.72%                            2,025.3         19,726
Qualified XVIII                            9.212       9.739            5.72%                            1,069.9         10,420
Qualified XXI                              9.492       9.798            3.22%              (8)              61.2            600
Qualified XXII                             9.716       9.798            0.84%              (5)           3,126.0         30,629
--------------------------------------------------------------------------------------------------------------------------------

Aetna Index Plus Bond VP:
Qualified III                             10.578      10.333           (2.32%)                          96,745.1        999,704
--------------------------------------------------------------------------------------------------------------------------------

Aetna Index Plus Large Cap VP:
Qualified V                               18.704      22.923           22.56%                            1,406.1         32,233
Qualified VI                              18.772      23.044           22.76%                       10,058,180.6    231,780,884
Qualified VIII                            18.769      23.038           22.74%                            1,284.5         29,593
Qualified X (1.15)                        18.815      23.120           22.88%                           56,950.1      1,316,689
Qualified X (1.25)                        18.772      23.044           22.76%                        1,067,590.0     24,601,562
Qualified XI                              18.902      23.294           23.24%                          580,524.9     13,523,011
Qualified XII (0.40)                      18.916      23.418           23.80%                          193,246.7      4,525,512
Qualified XII (0.45)                      11.307      13.991           23.74%                          226,926.8      3,174,926
Qualified XII (0.50)                      12.019      14.865           23.68%                           24,910.6        370,302
Qualified XII (0.55)                      12.633      13.968           10.57%             (11)         107,026.9      1,494,998
Qualified XII (0.65)                      12.586      13.946           10.81%              (4)         198,941.1      2,774,421
Qualified XII (0.70)                      12.362      13.935           12.72%              (5)          34,699.5        483,527
Qualified XII (0.75)                      11.286      13.923           23.37%                           81,577.5      1,135,841
Qualified XII (0.80)                      12.587      15.521           23.31%                        2,792,639.0     43,344,718
Qualified XII (0.85)                      18.945      23.350           23.25%                          611,611.4     14,280,925
Qualified XII (0.90)                      12.206      15.036           23.19%                           14,614.0        219,739
Qualified XII (0.95)                      18.902      23.273           23.12%                          297,993.7      6,935,159

Variable Annuity Account C

--------------------------------------------------------------------
                                                     Value
                                                    Per Unit
                                                    --------
                                             Beginning     End of
                                              of Year       Year
--------------------------------------------------------------------
Aetna Index Plus Large Cap VP (continued):
Qualified XII (1.00)                           $18.880     $23.235
Qualified XII (1.05)                            18.859      23.196
Qualified XII (1.10)                            18.837      23.158
Qualified XII (1.15)                            18.815      23.120
Qualified XII (1.20)                            18.794      23.082
Qualified XII (1.25)                            18.772      23.044
Qualified XII (1.30)                            18.751      23.006
Qualified XII (1.40)                            18.708      22.930
Qualified XII (1.50)                            18.665      22.855
Qualified XIII                                  18.902      23.273
Qualified XIV                                   18.772      23.044
Qualified XV                                    18.888      23.256
Qualified XVI                                   18.691      22.887
Qualified XVII                                  18.802      23.103
Qualified XVIII                                 18.876      23.252
Qualified XXI                                   20.242      23.277
Qualified XXII                                  20.257      23.294
Annuity contracts in payment period
--------------------------------------------------------------------

Aetna Index Plus Mid Cap VP:
Qualified III                                   11.338      12.967
Qualified VI                                    10.891      12.455
Qualified VIII                                  10.582      12.454
Qualified X (1.25)                              10.891      12.455
Qualified XI                                    10.913      12.530
Qualified XII (0.40)                            10.921      12.597
Qualified XII (0.45)                            10.889      12.916
Qualified XII (0.50)                            10.947      12.614
Qualified XII (0.55)                            11.478      12.896
Qualified XII (0.65)                            11.204      12.875
Qualified XII (0.70)                            11.323      12.864
Qualified XII (0.75)                            11.183      12.854
Qualified XII (0.80)                            10.925      12.551
Qualified XII (0.85)                            10.921      12.540
Qualified XII (0.90)                            11.099      12.529
Qualified XII (0.95)                            10.913      12.519
Qualified XII (1.00)                            10.909      12.508
Qualified XII (1.05)                            10.906      12.498
Qualified XII (1.10)                            10.902      12.487
Qualified XII (1.15)                            10.898      12.477
Qualified XII (1.20)                            10.894      12.466
Qualified XII (1.25)                            10.154      12.455
Qualified XII (1.30)                            10.887      12.445
Qualified XII (1.50)                            10.872      12.403
Qualified XIII                                  10.913      12.519
Qualified XV                                    10.913      12.519
Qualified XVI                                   10.872      12.403
Qualified XVIII                                 10.891      12.455
Qualified XXI                                   10.927      12.530
Qualified XXII                                  10.927      12.530
--------------------------------------------------------------------

Aetna Index Plus Small Cap VP:
Qualified III                                    9.157      10.019
Qualified VI                                     8.815       9.645
Qualified VIII                                   8.606       9.644
Qualified X (1.15)                               9.414       9.661
Qualified X (1.25)                               8.815       9.645
Qualified XI                                     8.834       9.703
Qualified XII (0.40)                             8.840       9.754

-------------------------------------------------------------------------------------------------------------

                                             Increase (Decrease)                    Units
                                                 in Value of                     Outstanding      Reserves
                                                 Accumulation                      at End          at End
                                                     Unit                          of Year         of Year
-------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP (continued):
Qualified XII (1.00)                                 23.07%                       1,544,113.0   $35,876,783
Qualified XII (1.05)                                 23.00%                          61,199.8     1,419,609
Qualified XII (1.10)                                 22.94%                          65,998.6     1,528,406
Qualified XII (1.15)                                 22.88%                          49,777.3     1,150,854
Qualified XII (1.20)                                 22.82%                          32,935.8       760,222
Qualified XII (1.25)                                 22.76%                           6,042.9       139,252
Qualified XII (1.30)                                 22.69%                          14,317.4       329,386
Qualified XII (1.40)                                 22.57%                           1,398.9        32,077
Qualified XII (1.50)                                 22.45%                          22,096.9       505,026
Qualified XIII                                       23.12%                          83,940.6     1,953,535
Qualified XIV                                        22.76%                       2,748,955.1    63,346,969
Qualified XV                                         23.13%                          37,025.1       861,037
Qualified XVI                                        22.45%                         118,787.7     2,718,738
Qualified XVII                                       22.88%                          80,552.2     1,861,018
Qualified XVIII                                      23.18%                          53,167.9     1,236,259
Qualified XXI                                        14.99%             (5)         309,654.8     7,207,844
Qualified XXII                                       14.99%             (5)         120,481.2     2,806,532
Annuity contracts in payment period                                                               1,234,629
-------------------------------------------------------------------------------------------------------------

Aetna Index Plus Mid Cap VP:
Qualified III                                        14.37%                          73,984.0       959,354
Qualified VI                                         14.36%                         395,149.5     4,921,781
Qualified VIII                                       17.69%             (1)               1.5            18
Qualified X (1.25)                                   14.36%                          51,901.1       646,454
Qualified XI                                         14.82%                          32,616.9       408,704
Qualified XII (0.40)                                 15.35%                           2,808.2        35,376
Qualified XII (0.45)                                 18.62%             (9)           2,661.4        34,376
Qualified XII (0.50)                                 15.23%                           3,620.5        45,671
Qualified XII (0.55)                                 12.35%            (11)              60.3           777
Qualified XII (0.65)                                 14.91%            (10)           5,592.0        71,996
Qualified XII (0.70)                                 13.61%             (5)             285.2         3,669
Qualified XII (0.75)                                 14.94%                           3,958.9        50,888
Qualified XII (0.80)                                 14.88%                          50,226.6       630,372
Qualified XII (0.85)                                 14.82%                          16,931.2       212,317
Qualified XII (0.90)                                 12.88%             (9)              41.6           521
Qualified XII (0.95)                                 14.72%                           2,499.6        31,292
Qualified XII (1.00)                                 14.66%                          62,741.6       784,786
Qualified XII (1.05)                                 14.60%                             460.2         5,751
Qualified XII (1.10)                                 14.54%                           1,327.0        16,571
Qualified XII (1.15)                                 14.49%                             933.2        11,643
Qualified XII (1.20)                                 14.43%                           1,114.9        13,898
Qualified XII (1.25)                                 22.66%             (3)           1,234.4        15,375
Qualified XII (1.30)                                 14.31%                             385.2         4,794
Qualified XII (1.50)                                 14.08%                             160.9         1,995
Qualified XIII                                       14.72%                           5,399.2        67,592
Qualified XV                                         14.72%                           3,069.4        38,425
Qualified XVI                                        14.08%                           3,733.0        46,300
Qualified XVIII                                      14.36%                           3,584.7        44,650
Qualified XXI                                        14.67%             (5)           2,026.9        25,398
Qualified XXII                                       14.67%             (5)           6,385.8        80,016
-------------------------------------------------------------------------------------------------------------

Aetna Index Plus Small Cap VP:
Qualified III                                         9.41%                         118,433.1     1,186,554
Qualified VI                                          9.42%                         407,202.6     3,927,371
Qualified VIII                                       12.06%             (1)               1.8            18
Qualified X (1.15)                                    2.62%            (12)           1,062.2        10,262
Qualified X (1.25)                                    9.42%                          73,715.1       710,965
Qualified XI                                          9.84%                          14,120.0       137,004
Qualified XII (0.40)                                 10.34%                           2,620.1        25,558

Variable Annuity Account C

---------------------------------------------------------------------------------------------------------------------------------
                                                     Value
                                                    Per Unit          Increase (Decrease)                  Units
                                                    --------              in Value of                   Outstanding    Reserves
                                             Beginning     End of         Accumulation                     at End       at End
                                              of Year       Year              Unit                        of Year       of Year
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP (continued):
Qualified XII (0.45)                          $ 8.954      $10.166            13.54%             (9)        1,372.7   $   13,956
Qualified XII (0.50)                            8.861        9.768            10.24%                        1,189.7       11,621
Qualified XII (0.55)                            9.235       10.150             9.91%            (11)           70.3          714
Qualified XII (0.65)                            8.416       10.134            20.41%             (4)       40,166.0      407,029
Qualified XII (0.70)                            8.998       10.126            12.54%             (9)           42.2          427
Qualified XII (0.75)                            9.201       10.117             9.96%                        2,982.2       30,172
Qualified XII (0.80)                            8.843        9.718             9.89%                       50,270.2      488,546
Qualified XII (0.85)                            8.840        9.710             9.84%                       20,738.7      201,377
Qualified XII (0.90)                            8.837        9.702             9.79%                          585.8        5,683
Qualified XII (0.95)                            8.834        9.694             9.74%                       16,330.3      158,302
Qualified XII (1.00)                            8.831        9.686             9.68%                       63,842.3      618,352
Qualified XII (1.05)                            8.827        9.677             9.63%                        1,537.6       14,880
Qualified XII (1.10)                            8.476        9.669            14.08%             (2)        1,596.3       15,435
Qualified XII (1.15)                            8.821        9.661             9.52%                        3,035.3       29,325
Qualified XII (1.20)                            8.818        9.653             9.47%                        1,732.9       16,727
Qualified XII (1.30)                            8.812        9.637             9.36%                          468.3        4,513
Qualified XII (1.50)                            8.800        9.604             9.14%                          233.0        2,238
Qualified XIII                                  8.834        9.694             9.74%                        5,249.1       50,884
Qualified XV                                    8.834        9.694             9.74%                        1,965.0       19,048
Qualified XVI                                   8.800        9.604             9.14%                        1,705.1       16,376
Qualified XVII                                  8.815        9.645             9.42%                          722.4        6,968
Qualified XVIII                                 8.815        9.645             9.42%                        6,066.5       58,510
Qualified XXI                                   8.783        9.703            10.47%             (5)        5,599.7       54,332
Qualified XXII                                  8.783        9.703            10.47%             (5)        5,602.6       54,361
---------------------------------------------------------------------------------------------------------------------------------

Aetna International VP:
Qualified V                                    10.104       14.554            44.04%             (4)           56.3          819
Qualified VI                                    9.765       14.594            49.45%                      271,051.8    3,955,686
Qualified VIII                                  9.945       14.592            46.73%             (1)            5.3           77
Qualified X (1.15)                             11.160       14.618            30.99%            (10)        7,827.5      114,426
Qualified X (1.25)                              9.765       14.594            49.45%                       55,009.4      802,798
Qualified XI                                    9.785       14.682            50.05%                        5,886.4       86,422
Qualified XII (0.40)                           10.059       14.760            46.73%             (2)        1,479.7       21,840
Qualified XII (0.45)                            9.567       14.414            50.66%                       19,616.2      282,743
Qualified XII (0.50)                            9.815       14.780            50.59%                        1,028.7       15,204
Qualified XII (0.55)                           11.236       14.391            28.08%            (11)           59.2          852
Qualified XII (0.65)                           11.021       14.367            30.36%            (10)          405.0        5,818
Qualified XII (0.70)                           10.927       14.356            31.38%            (10)           13.7          196
Qualified XII (0.75)                            9.550       14.344            50.20%                          133.9        1,921
Qualified XII (0.80)                            9.795       14.705            50.13%                       43,135.0      634,305
Qualified XII (0.85)                            9.792       14.693            50.05%                       12,522.6      183,991
Qualified XII (0.90)                           11.286       14.680            30.07%             (9)           23.5          345
Qualified XII (0.95)                            9.785       14.668            49.90%                        4,750.0       69,672
Qualified XII (1.00)                            9.781       14.656            49.84%                       54,742.1      802,278
Qualified XII (1.05)                            9.778       14.643            49.75%                          416.6        6,101
Qualified XII (1.10)                            9.800       14.631            49.30%             (2)          767.4       11,228
Qualified XII (1.15)                            9.771       14.618            49.61%                          726.0       10,612
Qualified XII (1.20)                            9.768       14.606            49.53%                          354.4        5,176
Qualified XII (1.25)                           10.086       14.594            44.70%             (3)          126.2        1,841
Qualified XII (1.30)                           10.019       14.582            45.54%             (2)          149.4        2,178
Qualified XII (1.40)                           10.925       14.557            33.24%             (7)           21.1          307
Qualified XII (1.50)                           10.050       14.532            44.60%             (1)           36.4          529
Qualified XIII                                  9.785       14.668            49.90%                        1,202.9       17,644
Qualified XV                                    9.785       14.668            49.90%                          752.4       11,036
Qualified XVI                                   9.748       14.532            49.08%                        4,118.1       59,846
Qualified XVIII                                 9.765       14.594            49.45%                       21,170.8      308,963
Qualified XXI                                  10.489       14.681            39.97%             (5)        1,249.9       18,351
Qualified XXII                                 10.489       14.681            39.97%             (5)       19,174.1      281,504
---------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Qualified III                            $14.248     $15.070            5.77%                          46,461.8   $    700,166
Qualified V                               14.171      14.964            5.60%                             739.3         11,062
Qualified VI                              14.248      15.070            5.77%                       1,420,930.7     21,413,019
Qualified X (1.15)                        14.360      15.203            5.87%                          43,421.5        660,142
Qualified X (1.25)                        14.310      15.135            5.77%                         412,345.7      6,240,997
Qualified XI                              14.375      15.264            6.18%                          53,313.0        813,781
Qualified XII (0.40)                      13.111      13.986            6.67%                          21,808.7        305,011
Qualified XII (0.45)                      10.103      10.738            6.29%              (1)         32,691.1        351,048
Qualified XII (0.50)                      10.293      10.968            6.56%                             495.1          5,430
Qualified XII (0.55)                      10.273      10.721            4.36%             (11)         22,642.8        242,755
Qualified XII (0.65)                      10.114      10.704            5.83%              (4)         62,233.0        666,127
Qualified XII (0.70)                      10.364      10.695            3.19%              (5)            834.1          8,920
Qualified XII (0.75)                      10.054      10.686            6.29%                          19,173.7        204,899
Qualified XII (0.80)                      10.423      11.073            6.24%                         232,706.5      2,576,858
Qualified XII (0.85)                      13.136      13.950            6.20%                          83,669.8      1,167,153
Qualified XII (0.90)                      10.351      10.986            6.13%                             549.0          6,032
Qualified XII (0.95)                      13.102      13.899            6.08%                          38,638.7        537,032
Qualified XII (1.00)                      13.084      13.874            6.04%                         197,880.9      2,745,308
Qualified XII (1.05)                      13.067      13.848            5.98%                          38,755.2        536,693
Qualified XII (1.10)                      13.050      13.823            5.92%                          23,031.1        318,362
Qualified XII (1.15)                      13.033      13.798            5.87%                          19,761.9        272,674
Qualified XII (1.20)                      13.015      13.773            5.82%                          27,715.3        381,719
Qualified XII (1.25)                      12.998      13.748            5.77%                           5,897.3         81,074
Qualified XII (1.30)                      12.981      13.723            5.72%                           1,546.2         21,218
Qualified XII (1.40)                      12.666      13.673            7.95%              (3)            125.0          1,709
Qualified XII (1.50)                      12.913      13.623            5.50%                           7,895.5        107,563
Qualified XIII                            14.361      15.234            6.08%                           3,378.7         51,473
Qualified XV                              14.336      15.208            6.08%                           7,165.0        108,967
Qualified XVI                             14.187      14.967            5.50%                          23,514.7        351,949
Qualified XVII                            14.327      15.206            6.14%                          22,032.6        335,024
Qualified XVIII                           14.389      15.272            6.14%                          43,007.6        656,814
Qualified XXI                             14.711      15.222            3.47%              (5)         42,489.1        646,778
Qualified XXII                            14.736      15.248            3.47%              (5)          8,034.4        122,513
Annuity contracts in payment period                                                                                    247,224
-------------------------------------------------------------------------------------------------------------------------------

Aetna Money Market VP:
Qualified I                               43.523      45.192            3.83%                          35,830.2      1,619,232
Qualified III                             42.883      44.501            3.77%                         845,679.0     37,633,362
Qualified V                               12.362      12.808            3.61%                          26,389.7        337,990
Qualified VI                              12.447      12.917            3.78%                      11,010,658.5    142,219,462
Qualified VII                             12.367      12.842            3.84%                         318,287.7      4,087,302
Qualified VIII                            11.986      12.437            3.76%                           3,577.1         44,489
Qualified IX                              12.349      12.847            4.03%                           1,744.1         22,406
Qualified X (1.15)                        12.512      12.997            3.88%                         348,707.6      4,532,211
Qualified X (1.25)                        12.447      12.917            3.78%                       2,636,397.2     34,053,096
Qualified XI                              12.558      13.083            4.18%                         345,616.6      4,521,799
Qualified XII (0.40)                      11.225      11.748            4.66%                         271,583.3      3,190,538
Qualified XII (0.45)                      10.706      10.777            0.66%             (11)         41,968.6        452,293
Qualified XII (0.50)                      10.399      10.872            4.55%                          70,538.5        766,899
Qualified XII (0.55)                      10.669      10.760            0.85%             (11)         67,586.8        727,205
Qualified XII (0.65)                      10.407      10.742            3.22%              (4)        249,861.7      2,684,068
Qualified XII (0.70)                      10.434      10.734            2.88%              (5)         38,318.7        411,297
Qualified XII (0.75)                      10.283      10.725            4.30%                          23,586.3        252,961
Qualified XII (0.80)                      10.414      10.855            4.23%                       1,891,667.2     20,534,942
Qualified XII (0.85)                      11.246      11.717            4.19%                         472,334.7      5,534,575
Qualified XII (0.90)                      10.381      10.811            4.14%                          11,231.6        121,422
Qualified XII (0.95)                      11.217      11.675            4.08%                         392,226.2      4,579,187
Qualified XII (1.00)                      11.202      11.654            4.03%                       2,142,833.9     24,971,836

Variable Annuity Account C

------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year        of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP (continued):
Qualified XII (1.05)                     $11.187     $11.632             3.98%                         47,453.3   $   551,997
Qualified XII (1.10)                      11.172      11.611             3.93%                         25,798.4       299,553
Qualified XII (1.15)                      11.158      11.590             3.87%                         87,883.4     1,018,584
Qualified XII (1.20)                      11.143      11.569             3.82%                         40,450.3       467,972
Qualified XII (1.25)                      11.128      11.548             3.77%                         11,404.3       131,697
Qualified XII (1.30)                      11.114      11.527             3.72%                          5,569.1        64,195
Qualified XII (1.40)                      11.084      11.485             3.62%                            441.1         5,066
Qualified XII (1.50)                      11.055      11.443             3.51%                         14,502.9       165,962
Qualified XIII                            12.545      13.057             4.08%                        117,934.1     1,539,853
Qualified XV                              12.524      13.035             4.08%                         81,149.2     1,057,796
Qualified XVI                             12.393      12.829             3.52%                        136,761.4     1,754,461
Qualified XVII                            12.447      12.917             3.78%                        515,620.8     6,660,030
Qualified XVIII                           12.447      12.917             3.78%                        816,768.4    10,549,812
Qualified XIX                             43.523      45.192             3.83%                         15,404.6       696,161
Qualified XX                              42.883      44.501             3.77%                         82,223.8     3,659,023
Qualified XXI                             12.707      13.047             2.68%             (5)        139,149.8     1,815,524
Qualified XXII                            12.728      13.069             2.68%             (5)        124,834.9     1,631,463
Annuity contracts in payment period                                                                                    80,784
------------------------------------------------------------------------------------------------------------------------------

Aetna Real Estate Securities VP:
Qualified V                                8.529       8.370            (1.86%)            (3)             13.7           115
Qualified VI                               8.873       8.393            (5.41%)                       140,481.1     1,179,054
Qualified VIII                             8.872       8.392            (5.41%)                           242.7         2,037
Qualified X (1.25)                         8.873       8.393            (5.41%)                        12,462.0       104,594
Qualified XI                               8.891       8.444            (5.03%)                        13,312.1       112,401
Qualified XII (0.40)                       8.898       8.488            (4.61%)                         2,266.6        19,240
Qualified XII (0.45)                       8.436       8.544             1.28%            (11)             33.3           284
Qualified XII (0.50)                       8.919       8.500            (4.70%)                             0.1             1
Qualified XII (0.65)                       8.263       8.517             3.07%            (11)             14.8           126
Qualified XII (0.70)                       8.621       8.510            (1.29%)            (9)             14.3           122
Qualified XII (0.75)                       8.944       8.503            (4.93%)                            74.8           636
Qualified XII (0.80)                       8.900       8.457            (4.98%)                        21,244.9       179,671
Qualified XII (0.85)                       8.897       8.450            (5.02%)                         2,944.7        24,882
Qualified XII (0.95)                       8.891       8.436            (5.12%)                        17,117.9       144,401
Qualified XII (1.00)                       8.888       8.429            (5.16%)                        11,149.7        93,976
Qualified XII (1.05)                       8.885       8.421            (5.22%)                           171.0         1,440
Qualified XII (1.10)                       8.882       8.414            (5.27%)                           382.5         3,219
Qualified XII (1.15)                       8.879       8.407            (5.32%)                         3,933.4        33,069
Qualified XII (1.20)                       8.876       8.400            (5.36%)                           913.7         7,675
Qualified XII (1.25)                       8.830       8.393            (4.95%)            (9)              1.1            10
Qualified XII (1.40)                       9.402       8.372           (10.96%)            (5)             32.8           275
Qualified XIII                             8.891       8.436            (5.12%)                         1,263.7        10,660
Qualified XV                               8.891       8.436            (5.12%)                           107.2           904
Qualified XVI                              8.857       8.358            (5.63%)                         1,197.0        10,004
Qualified XVIII                            8.873       8.393            (5.41%)                         2,294.5        19,258
Qualified XXI                              9.523       8.443           (11.34%)            (5)            607.9         5,133
Qualified XXII                             9.523       8.443           (11.34%)            (5)          3,605.0        30,438
------------------------------------------------------------------------------------------------------------------------------

Aetna Small Company VP:
Qualified V                               13.595      17.540            29.02%                             35.8           628
Qualified VI                              13.633      17.617            29.22%                      1,598,681.6    28,163,583
Qualified VIII                            13.631      17.613            29.21%                            195.3         3,440
Qualified X (1.15)                        13.657      17.665            29.35%                         20,667.6       365,092
Qualified X (1.25)                        13.633      17.617            29.22%                        183,701.3     3,236,221
Qualified XI                              13.704      17.778            29.73%                         58,527.7     1,040,512
Qualified XII (0.40)                      13.714      17.873            30.33%                         18,169.7       324,742
Qualified XII (0.45)                       9.176      11.953            30.26%                         63,697.3       761,345
Qualified XII (0.50)                       9.312      12.124            30.20%                          7,762.6        94,111
Qualified XII (0.55)                       9.996      11.933            19.38%            (11)         17,508.6       208,935

Variable Annuity Account C

------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year        of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP (continued):
Qualified XII (0.65)                    $ 9.740      $11.914            22.32%            (10)          8,502.2   $   101,295
Qualified XII (0.70)                      9.503       11.904            25.27%             (5)          3,486.1        41,501
Qualified XII (0.75)                      9.159       11.895            29.87%                         15,497.8       184,344
Qualified XII (0.80)                      9.764       12.675            29.81%                      1,290,260.0    16,353,637
Qualified XII (0.85)                     13.728       17.810            29.73%                         36,864.4       656,562
Qualified XII (0.90)                      9.513       12.336            29.68%                          6,872.1        84,774
Qualified XII (0.95)                     13.704       17.762            29.61%                         54,303.1       964,511
Qualified XII (1.00)                     13.692       17.737            29.54%                        405,201.8     7,187,234
Qualified XII (1.05)                     13.680       17.713            29.48%                          6,349.8       112,476
Qualified XII (1.10)                     13.668       17.689            29.42%                          7,547.6       133,511
Qualified XII (1.15)                     13.657       17.665            29.35%                         12,872.8       227,397
Qualified XII (1.20)                     13.645       17.641            29.29%                         18,254.1       322,017
Qualified XII (1.25)                     13.633       17.617            29.22%                          8,927.9       157,280
Qualified XII (1.40)                     13.598       17.545            29.03%                            282.6         4,959
Qualified XII (1.50)                     13.574       17.497            28.90%                          3,951.2        69,135
Qualified XIII                           13.704       17.762            29.61%                         12,641.7       224,537
Qualified XV                             13.704       17.762            29.61%                          9,745.4       173,094
Qualified XVI                            13.574       17.497            28.90%                         18,033.2       315,526
Qualified XVII                           13.633       17.617            29.22%                          7,350.4       129,491
Qualified XVIII                          13.708       17.776            29.68%                          4,403.0        78,267
Qualified XXI                            14.508       17.778            22.54%             (5)         29,451.5       523,590
Qualified XXII                           14.508       17.778            22.54%             (5)         37,984.5       675,291
Annuity contracts in payment period                                                                                    11,036
------------------------------------------------------------------------------------------------------------------------------

Aetna Value Opportunity VP:
Qualified III                            12.088       14.274            18.08%                         74,767.5     1,067,264
Qualified V                              15.985       18.847            17.90%                            286.5         5,399
Qualified VI                             16.030       18.930            18.09%                        987,707.1    18,697,106
Qualified VIII                           16.028       18.926            18.08%                            412.6         7,810
Qualified X (1.15)                       16.754       18.982            13.30%             (9)          2,242.2        42,561
Qualified X (1.25)                       16.030       18.930            18.09%                        118,475.7     2,242,722
Qualified XI                             16.113       19.103            18.56%                         52,282.7       998,763
Qualified XII (0.40)                     16.125       19.205            19.10%                         12,433.6       238,784
Qualified XII (0.45)                     12.467       12.665             1.59%            (11)         10,292.9       130,365
Qualified XII (0.50)                     11.369       13.527            18.98%                          2,750.3        37,203
Qualified XII (0.55)                     11.893       12.645             6.32%            (11)         20,593.3       260,403
Qualified XII (0.65)                     11.196       12.625            12.76%             (4)         69,481.4       877,183
Qualified XII (0.70)                     11.759       12.615             7.28%             (5)          2,838.6        35,808
Qualified XII (0.75)                     10.620       12.604            18.68%                         16,090.7       202,814
Qualified XII (0.80)                     11.692       13.870            18.63%                        356,704.5     4,947,460
Qualified XII (0.85)                     16.141       19.138            18.57%                         19,876.9       380,395
Qualified XII (0.90)                     11.462       13.583            18.50%                          6,153.7        83,584
Qualified XII (0.95)                     16.113       19.085            18.44%                         42,539.8       811,889
Qualified XII (1.00)                     16.099       19.059            18.39%                         94,639.0     1,803,762
Qualified XII (1.05)                     16.085       19.033            18.33%                          4,555.5        86,707
Qualified XII (1.10)                     16.071       19.007            18.27%                          1,480.1        28,132
Qualified XII (1.15)                     16.057       18.982            18.22%                          5,972.7       113,371
Qualified XII (1.20)                     16.044       18.956            18.15%                         12,127.4       229,883
Qualified XII (1.25)                     16.030       18.930            18.09%                          2,021.5        38,266
Qualified XII (1.30)                     16.016       18.904            18.03%                            192.0         3,630
Qualified XII (1.40)                     15.988       18.852            17.91%                            135.5         2,554
Qualified XII (1.50)                     15.960       18.801            17.80%                          2,344.1        44,071
Qualified XIII                           16.113       19.085            18.44%                          3,855.4        73,581
Qualified XV                             16.113       19.085            18.44%                          4,285.3        81,787
Qualified XVI                            15.960       18.801            17.80%                         12,802.8       240,706
Qualified XVII                           16.030       18.930            18.09%                         10,011.1       189,507
Qualified XVIII                          16.118       19.101            18.51%                          2,382.2        45,501
Qualified XXI                            17.291       19.103            10.48%             (5)         11,791.7       225,258
Qualified XXII                           17.291       19.103            10.48%             (5)         19,132.0       365,480
------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

---------------------------------------------------------------------------------------------------------------------------
                                        Value
                                       Per Unit             Increase (Decrease)                    Units
                                       --------                 in Value of                     Outstanding      Reserves
                               Beginning       End of           Accumulation                       at End         at End
                                of Year         Year                Unit                          of Year         of Year
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Qualified V                      $10.681       $13.738              28.62%            (10)            360.5     $    4,952
Qualified VI                      10.217        13.753              34.61%             (5)         77,469.7      1,065,430
Qualified VIII                    10.134        13.752              35.70%            (10)              4.0             55
Qualified X (1.15)                10.465        13.762              31.51%             (8)             78.7          1,083
Qualified X (1.25)                10.217        13.753              34.61%             (5)          7,991.7        109,909
Qualified XII (0.40)              10.105        13.834              36.90%             (9)          1,128.9         15,617
Qualified XII (0.55)              10.908        13.820              26.70%            (11)             48.0            663
Qualified XII (0.70)              10.189        13.805              35.49%             (9)             82.4          1,137
Qualified XII (0.75)               9.957        13.801              38.61%             (5)             49.2            680
Qualified XII (0.80)              10.166        13.796              35.71%             (6)         21,990.9        303,382
Qualified XII (0.85)              10.489        13.791              31.48%             (6)          2,863.3         39,488
Qualified XII (0.95)              10.487        13.781              31.41%             (6)            613.3          8,452
Qualified XII (1.00)               9.821        13.777              40.28%             (5)         13,134.2        180,945
Qualified XII (1.05)               9.877        13.772              39.44%             (5)            610.7          8,410
Qualified XII (1.10)              10.778        13.767              27.73%             (7)            250.6          3,450
Qualified XII (1.15)               9.693        13.762              41.98%             (5)            517.7          7,125
Qualified XII (1.20)              10.195        13.758              34.95%             (9)            218.3          3,003
Qualified XII (1.25)              12.638        13.753               8.82%            (12)             16.6            229
Qualified XII (1.30)               9.857        13.748              39.47%            (10)             53.9            741
Qualified XV                       9.660        13.745              42.29%             (6)             41.7            573
Qualified XVI                     10.165        13.729              35.06%             (8)          2,372.0         32,565
Qualified XVII                    10.649        13.759              29.20%             (7)          2,465.1         33,917
Qualified XVIII                   10.003        13.759              37.55%             (6)            616.6          8,483
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Fund:
Qualified VI                       9.627        11.716              21.70%             (5)        470,276.7      5,509,569
Qualified VIII                    10.883        11.715               7.64%            (12)            314.0          3,678
Qualified X (1.25)                 9.627        11.716              21.70%             (5)         53,572.1        627,629
Qualified XII (0.40)              10.351        11.785              13.85%             (7)            425.5          5,014
Qualified XII (0.45)              10.518        11.781              12.01%            (11)            882.4         10,395
Qualified XII (0.55)              10.229        11.773              15.09%            (11)            879.7         10,356
Qualified XII (0.65)              10.785        11.764               9.08%            (11)             16.6            195
Qualified XII (0.70)               9.404        11.760              25.05%             (9)             41.2            484
Qualified XII (0.75)               9.275        11.756              26.75%             (6)          2,337.5         27,480
Qualified XII (0.80)               9.280        11.752              26.64%             (6)         81,159.5        953,802
Qualified XII (0.85)               9.575        11.748              22.69%             (6)         19,773.7        232,303
Qualified XII (0.95)              10.261        11.740              14.41%             (7)         10,352.2        121,534
Qualified XII (1.00)               9.939        11.736              18.08%             (5)        160,744.5      1,886,482
Qualified XII (1.05)               9.842        11.732              19.20%             (6)         10,546.3        123,728
Qualified XII (1.10)              10.373        11.728              13.06%             (7)            280.9          3,295
Qualified XII (1.15)               9.204        11.724              27.38%             (8)            463.7          5,436
Qualified XII (1.20)               9.601        11.720              22.07%             (6)            178.9          2,096
Qualified XII (1.25)               9.470        11.716              23.72%            (10)             22.4            262
Qualified XII (1.30)              10.636        11.712              10.12%            (11)            892.6         10,454
Qualified XII (1.50)               9.550        11.695              22.46%            (10)             22.4            262
Qualified XIII                     9.645        11.710              21.41%             (9)            328.1          3,842
Qualified XV                       9.601        11.710              21.97%             (6)            115.1          1,348
Qualified XVI                      9.684        11.695              20.77%             (6)          5,151.3         60,246
Qualified XVII                     9.763        11.721              20.06%             (9)          4,407.5         51,659
Qualified XVIII                    9.566        11.721              22.53%             (6)          6,703.9         78,575
Qualified XXI                      9.727        11.721              20.50%            (10)          1,866.7         21,879
---------------------------------------------------------------------------------------------------------------------------

Growth Fund:
Qualified V                       10.278        12.055              17.29%            (10)            375.4          4,525
Qualified VI                       9.513        12.069              26.87%             (5)        240,556.1      2,903,181
Qualified X (1.15)                10.207        12.077              18.32%             (8)             14.3            172
Qualified X (1.25)                 9.819        12.069              22.91%             (5)         31,910.4        385,114
Qualified XII (0.40)              10.158        12.140              19.51%             (9)            114.3          1,387

Variable Annuity Account C

----------------------------------------------------------------------------------------------------------------------------
                                             Value
                                            Per Unit          Increase (Decrease)                   Units
                                            --------              in Value of                    Outstanding      Reserves
                                     Beginning     End of         Accumulation                      at End         at End
                                      of Year       Year              Unit                         of Year        of Year
----------------------------------------------------------------------------------------------------------------------------
Growth Fund (continued):
Qualified XII (0.55)                   $10.242     $12.127            18.40%            (11)            989.8   $    12,004
Qualified XII (0.65)                    10.100      12.119            19.99%            (10)          1,727.9        20,940
Qualified XII (0.70)                    11.387      12.115             6.39%            (12)             54.3           658
Qualified XII (0.75)                     9.867      12.111            22.74%             (8)             97.7         1,184
Qualified XII (0.80)                    10.306      12.106            17.47%             (7)         51,297.6       621,025
Qualified XII (0.85)                    10.118      12.102            19.61%             (6)         14,757.5       178,597
Qualified XII (0.90)                    11.422      12.098             5.92%            (12)            264.3         3,197
Qualified XII (0.95)                     9.465      12.094            27.78%             (5)          6,721.5        81,288
Qualified XII (1.00)                     9.382      12.090            28.86%             (5)         32,099.1       388,064
Qualified XII (1.05)                     9.632      12.085            25.47%             (5)            956.7        11,563
Qualified XII (1.10)                    10.484      12.081            15.23%             (7)             33.9           409
Qualified XII (1.15)                     9.380      12.077            28.75%             (5)          1,061.5        12,820
Qualified XII (1.20)                     9.493      12.073            27.18%             (8)            166.9         2,015
Qualified XII (1.25)                     9.783      12.069            23.37%            (10)             23.4           283
Qualified XII (1.30)                     9.916      12.064            21.66%             (9)            105.1         1,268
Qualified XII (1.40)                    10.959      12.056            10.01%            (11)              2.6            31
Qualified XII (1.50)                     9.898      12.048            21.72%             (7)            135.2         1,628
Qualified XIII                          10.229      12.098            18.27%             (7)            110.3         1,334
Qualified XV                            10.595      12.098            14.19%            (11)             17.8           216
Qualified XVI                           10.209      12.048            18.01%             (7)          2,770.5        33,378
Qualified XXI                           11.240      12.110             7.74%            (12)          2,843.4        34,432
----------------------------------------------------------------------------------------------------------------------------

Value Fund:
Qualified V                             10.069      11.493            14.14%            (10)              0.7             8
Qualified VI                             9.747      11.506            18.05%             (5)        405,286.4     4,663,125
Qualified X (1.15)                      10.171      11.514            13.20%             (8)            661.7         7,618
Qualified X (1.25)                       9.746      11.506            18.06%             (5)         49,173.1       565,774
Qualified XII (0.40)                    10.177      11.574            13.73%             (7)          1,915.7        22,172
Qualified XII (0.45)                     9.753      11.570            18.63%             (9)          8,954.0       103,595
Qualified XII (0.55)                    10.242      11.562            12.89%            (11)            202.9         2,345
Qualified XII (0.65)                    10.194      11.554            13.34%            (10)            733.3         8,472
Qualified XII (0.70)                     9.661      11.550            19.55%             (9)             79.6           919
Qualified XII (0.75)                     9.815      11.546            17.64%             (5)          1,010.9        11,672
Qualified XII (0.80)                     9.762      11.542            18.23%             (5)        166,175.9     1,917,951
Qualified XII (0.85)                    10.458      11.538            10.33%             (7)         10,688.2       123,317
Qualified XII (0.90)                    10.450      11.534            10.37%             (7)            616.5         7,111
Qualified XII (0.95)                     9.827      11.530            17.33%             (6)         14,637.9       168,771
Qualified XII (1.00)                     9.747      11.526            18.25%             (5)         43,171.5       497,582
Qualified XII (1.05)                    10.384      11.522            10.96%             (7)          3,085.2        35,547
Qualified XII (1.10)                    10.159      11.518            13.38%             (7)            500.1         5,760
Qualified XII (1.15)                     9.747      11.514            18.13%             (5)            115.4         1,329
Qualified XII (1.20)                     9.848      11.510            16.88%             (9)            156.0         1,795
Qualified XII (1.50)                    10.442      11.502            10.15%            (11)             66.9           769
Qualified XII (1.30)                    10.847      11.494             5.96%            (11)              9.9           113
Qualified XII (1.40)                    10.003      11.486            14.83%             (8)            506.8         5,822
Qualified XIII                           9.915      11.495            15.94%             (6)            181.1         2,082
Qualified XV                             9.845      11.495            16.76%             (8)            674.4         7,752
Qualified XVI                            9.842      11.486            16.70%             (6)          2,077.1        23,858
Qualified XVII                           9.778      11.511            17.72%             (5)         27,063.0       311,517
Qualified XVIII                         10.017      11.511            14.91%             (8)          3,587.3        41,293
----------------------------------------------------------------------------------------------------------------------------

Calvert Social Balanced Portfolio:
Qualified III                           27.186      30.131            10.83%                        880,318.8    26,524,926
Qualified V                             20.904      23.131            10.65%                          1,743.6        40,331
Qualified VI                            20.485      22.705            10.84%                      1,118,008.2    25,384,126
Qualified VIII                          18.609      20.623            10.82%                          7,545.8       155,618
Qualified X (1.25)                      10.500      11.637            10.83%                         29,860.0       347,482
Qualified XI                            20.668      22.998            11.27%                         68,702.6     1,580,009
Qualified XII (0.40)                    14.976      16.740            11.78%                         40,497.9       677,943

Variable Annuity Account C

------------------------------------------------------------------------
                                                         Value
                                                        Per Unit
                                                        --------
                                                 Beginning     End of
                                                  of Year       Year
------------------------------------------------------------------------
Calvert Social Balanced Portfolio (continued):
Qualified XII (0.45)                               $10.714     $11.970
Qualified XII (0.50)                                10.966      12.245
Qualified XII (0.55)                                11.207      11.951
Qualified XII (0.65)                                11.067      11.932
Qualified XII (0.70)                                11.025      11.922
Qualified XII (0.75)                                10.694      11.912
Qualified XII (0.80)                                11.254      12.530
Qualified XII (0.85)                                15.005      16.697
Qualified XII (0.90)                                11.320      12.414
Qualified XII (0.95)                                14.965      16.636
Qualified XII (1.00)                                14.945      16.606
Qualified XII (1.05)                                14.926      16.576
Qualified XII (1.10)                                14.906      16.546
Qualified XII (1.15)                                14.886      16.515
Qualified XII (1.20)                                14.867      16.485
Qualified XII (1.25)                                14.847      16.455
Qualified XII (1.30)                                14.827      16.426
Qualified XII (1.40)                                14.950      16.366
Qualified XII (1.50)                                14.749      16.306
Qualified XIII                                      20.646      22.951
Qualified XV                                        20.612      22.913
Qualified XVI                                       20.397      22.550
Qualified XVII                                      20.485      22.705
Qualified XVIII                                     10.500      11.637
Qualified XXI                                       21.036      22.935
Qualified XXII                                      21.071      22.973
------------------------------------------------------------------------

Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Qualified III                                       18.285      19.201
Qualified V                                         17.305      18.143
Qualified VI                                        17.459      18.334
Qualified VIII                                      17.395      18.265
Qualified X (1.15)                                  21.948      23.071
Qualified X (1.25)                                  21.848      22.942
Qualified XI                                        17.615      18.570
Qualified XII (0.40)                                15.192      16.089
Qualified XII (0.45)                                 9.968      10.552
Qualified XII (0.50)                                10.363      10.964
Qualified XII (0.55)                                10.462      10.535
Qualified XII (0.65)                                10.691      10.518
Qualified XII (0.70)                                11.230      10.509
Qualified XII (0.75)                                 9.950      10.501
Qualified XII (0.80)                                10.850      11.445
Qualified XII (0.85)                                15.220      16.047
Qualified XII (0.90)                                10.671      11.245
Qualified XII (0.95)                                15.180      15.989
Qualified XII (1.00)                                15.160      15.960
Qualified XII (1.05)                                15.140      15.931
Qualified XII (1.10)                                15.120      15.902
Qualified XII (1.15)                                15.100      15.873
Qualified XII (1.20)                                15.080      15.844
Qualified XII (1.25)                                15.061      15.815
Qualified XII (1.30)                                15.041      15.786
Qualified XII (1.40)                                15.001      15.729
Qualified XII (1.50)                                14.961      15.672
Qualified XIII                                      17.596      18.533
Qualified XV                                        17.567      18.502

----------------------------------------------------------------------------------------------------------------

                                                 Increase (Decrease)                   Units
                                                     in Value of                    Outstanding      Reserves
                                                     Accumulation                      at End         at End
                                                         Unit                         of Year         of Year
----------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (continued):
Qualified XII (0.45)                                    11.72%                          26,121.4    $   312,675
Qualified XII (0.50)                                    11.66%                          54,140.9        662,972
Qualified XII (0.55)                                     6.64%             (11)         13,438.2        160,597
Qualified XII (0.65)                                     7.82%             (10)          3,321.9         39,636
Qualified XII (0.70)                                     8.14%              (5)          3,735.6         44,535
Qualified XII (0.75)                                    11.39%                           9,601.8        114,379
Qualified XII (0.80)                                    11.34%                          73,942.9        926,469
Qualified XII (0.85)                                    11.28%                         200,067.8      3,340,502
Qualified XII (0.90)                                     9.66%              (8)          3,588.7         44,549
Qualified XII (0.95)                                    11.17%                         117,901.6      1,961,427
Qualified XII (1.00)                                    11.11%                         178,990.3      2,972,296
Qualified XII (1.05)                                    11.05%                           8,581.1        142,238
Qualified XII (1.10)                                    11.00%                          10,085.2        166,866
Qualified XII (1.15)                                    10.94%                          53,769.7        888,032
Qualified XII (1.20)                                    10.88%                           6,432.6        106,044
Qualified XII (1.25)                                    10.83%                             270.0          4,443
Qualified XII (1.30)                                    10.78%                              43.8            719
Qualified XII (1.40)                                     9.47%              (2)            507.9          8,312
Qualified XII (1.50)                                    10.56%                           3,025.6         49,337
Qualified XIII                                          11.16%                          16,438.0        377,276
Qualified XV                                            11.16%                           6,810.6        156,054
Qualified XVI                                           10.56%                          27,661.0        623,765
Qualified XVII                                          10.84%                           1,312.3         29,796
Qualified XVIII                                         10.83%                           9,410.8        109,514
Qualified XXI                                            9.03%              (5)          2,376.2         54,497
Qualified XXII                                           9.03%              (5)          3,697.4         84,940
----------------------------------------------------------------------------------------------------------------

Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Qualified III                                            5.01%                       2,271,493.5     43,615,144
Qualified V                                              4.84%                             696.2         12,631
Qualified VI                                             5.01%                       5,366,552.8     98,388,525
Qualified VIII                                           5.00%                           4,753.3         86,821
Qualified X (1.15)                                       5.12%                          94,758.7      2,186,163
Qualified X (1.25)                                       5.01%                       1,171,916.0     26,886,274
Qualified XI                                             5.42%                         221,999.6      4,122,595
Qualified XII (0.40)                                     5.90%                         114,724.9      1,845,765
Qualified XII (0.45)                                     5.86%                         110,939.0      1,170,616
Qualified XII (0.50)                                     5.80%                          15,333.0        168,111
Qualified XII (0.55)                                     0.70%             (11)         65,153.9        686,387
Qualified XII (0.65)                                    (1.62%)             (4)        123,331.6      1,297,187
Qualified XII (0.70)                                    (6.42%)             (5)          8,104.0         85,168
Qualified XII (0.75)                                     5.54%                          73,216.2        768,837
Qualified XII (0.80)                                     5.48%                         833,428.1      9,538,585
Qualified XII (0.85)                                     5.43%                         303,703.7      4,873,512
Qualified XII (0.90)                                     5.38%                           6,809.4         76,571
Qualified XII (0.95)                                     5.33%                         188,393.5      3,012,143
Qualified XII (1.00)                                     5.28%                         363,065.9      5,794,363
Qualified XII (1.05)                                     5.22%                          62,832.4      1,000,951
Qualified XII (1.10)                                     5.17%                          39,293.5        624,827
Qualified XII (1.15)                                     5.12%                          77,293.8      1,226,854
Qualified XII (1.20)                                     5.07%                          21,440.3        339,694
Qualified XII (1.25)                                     5.01%                          11,532.6        182,388
Qualified XII (1.30)                                     4.95%                           4,118.0         65,008
Qualified XII (1.40)                                     4.85%                           1,188.6         18,696
Qualified XII (1.50)                                     4.75%                          11,234.6        176,064
Qualified XIII                                           5.33%                          30,245.2        560,530
Qualified XV                                             5.32%                          14,978.8        277,139

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio (continued):
Qualified XVI                            $17.384     $18.209            4.75%                         145,786.4   $  2,654,614
Qualified XVII                            17.459      18.334            5.01%                          31,846.3        583,859
Qualified XVIII                           21.848      22.942            5.01%                          19,877.9        456,041
Qualified XXI                             19.392      18.519           (4.50%)             (5)         25,382.2        470,058
Qualified XXII                            19.424      18.550           (4.50%)             (5)         37,177.4        689,641
-------------------------------------------------------------------------------------------------------------------------------

Growth Portfolio:
Qualified I                               18.115      24.603           35.82%                           2,653.5         65,283
Qualified III                             19.406      26.340           35.73%                              77.8          2,048
Qualified V                               19.285      26.134           35.51%                           1,744.6         45,594
Qualified VI                              19.155      25.999           35.73%                       9,652,435.9    250,951,352
Qualified VIII                            19.385      26.310           35.72%                           6,647.6        174,898
Qualified X (1.15)                        26.764      36.363           35.87%                          90,675.2      3,297,257
Qualified X (1.25)                        26.641      36.160           35.73%                       1,477,316.1     53,419,605
Qualified XI                              19.326      26.334           36.26%                         476,085.8     12,537,324
Qualified XII (0.40)                      17.525      23.989           36.88%                         325,063.2      7,798,002
Qualified XII (0.45)                      13.493      16.655           23.43%              (9)         65,561.2      1,091,891
Qualified XII (0.50)                      12.779      17.475           36.75%                          49,321.0        861,906
Qualified XII (0.55)                      14.192      16.628           17.16%             (11)        129,222.6      2,148,677
Qualified XII (0.65)                      13.816      16.601           20.16%              (4)        309,123.5      5,131,739
Qualified XII (0.70)                      13.474      16.588           23.11%              (5)         37,939.7        629,327
Qualified XII (0.75)                      12.150      16.574           36.41%                         110,673.3      1,834,323
Qualified XII (0.80)                      13.307      18.143           36.34%                       1,602,405.7     29,073,018
Qualified XII (0.85)                      17.558      23.927           36.27%                         520,647.2     12,457,602
Qualified XII (0.90)                      12.978      17.677           36.21%                           9,392.8        166,039
Qualified XII (0.95)                      17.512      23.840           36.14%                         345,699.0      8,241,537
Qualified XII (1.00)                      17.489      23.797           36.07%                       1,055,741.9     25,123,389
Qualified XII (1.05)                      17.466      23.754           36.00%                          96,711.6      2,297,248
Qualified XII (1.10)                      17.443      23.710           35.93%                          59,683.5      1,415,122
Qualified XII (1.15)                      17.420      23.667           35.86%                         107,839.2      2,552,264
Qualified XII (1.20)                      17.397      23.624           35.79%                          55,526.7      1,311,781
Qualified XII (1.25)                      17.374      23.581           35.73%                          23,471.7        553,495
Qualified XII (1.30)                      17.351      23.538           35.66%                           7,250.6        170,667
Qualified XII (1.40)                      17.305      23.453           35.53%                           6,553.5        153,700
Qualified XII (1.50)                      17.259      23.368           35.40%                          30,213.3        706,018
Qualified XIII                            19.305      26.281           36.14%                          77,944.8      2,048,479
Qualified XV                              19.273      26.237           36.13%                          43,825.8      1,149,877
Qualified XVI                             19.072      25.822           35.39%                         200,009.1      5,164,642
Qualified XVII                            19.155      25.999           35.73%                          60,970.0      1,585,144
Qualified XVIII                           26.641      36.160           35.73%                          57,973.8      2,096,327
Qualified XXI                             21.072      26.262           24.63%              (5)         82,068.8      2,155,269
Qualified XXII                            21.107      26.305           24.63%              (5)         73,156.4      1,924,411
-------------------------------------------------------------------------------------------------------------------------------

High Income Portfolio:
Qualified III                              9.023       9.638            6.82%                         194,440.2      1,873,989
-------------------------------------------------------------------------------------------------------------------------------

Overseas Portfolio:
Qualified V                               13.587      19.108           40.63%                              32.3            618
Qualified VI                              13.662      19.243           40.85%                         676,303.2     13,014,360
Qualified VIII                            13.658      19.237           40.85%                             353.5          6,801
Qualified X (1.15)                        14.140      19.936           40.99%                           8,088.7        161,259
Qualified X (1.25)                        14.074      19.825           40.86%                         164,209.0      3,255,428
Qualified XI                              13.784      19.492           41.41%                          24,274.1        473,141
Qualified XII (0.40)                      13.170      18.709           42.06%                          30,213.1        565,255
Qualified XII (0.45)                      10.647      13.410           25.95%              (9)          8,158.2        109,404
Qualified XII (0.50)                      10.183      14.451           41.91%                             636.2          9,194
Qualified XII (0.55)                      11.159      13.389           19.98%             (11)          8,970.5        120,104
Qualified XII (0.65)                      10.023      13.367           33.36%              (4)         15,589.0        208,382
Qualified XII (0.70)                      10.077      13.356           32.54%              (5)            396.1          5,291
Qualified XII (0.75)                       9.427      13.346           41.57%                           6,008.6         80,189

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)                   Units
                                         --------              in Value of                    Outstanding      Reserves
                                  Beginning     End of         Accumulation                      at End         at End
                                   of Year       Year              Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio (continued):
Qualified XII (0.80)                $10.530     $14.900            41.50%                         53,816.9   $    801,849
Qualified XII (0.85)                 13.195      18.661            41.42%                         20,580.3        384,042
Qualified XII (0.90)                 13.705      14.905             8.76%            (12)          2,473.7         36,870
Qualified XII (0.95)                 13.160      18.593            41.28%                         10,722.9        199,368
Qualified XII (1.00)                 13.143      18.559            41.21%                         52,999.7        983,621
Qualified XII (1.05)                 13.126      18.525            41.13%                          7,697.7        142,602
Qualified XII (1.10)                 13.108      18.492            41.07%                          9,932.8        183,673
Qualified XII (1.15)                 13.091      18.458            41.00%                         10,800.7        199,359
Qualified XII (1.20)                 13.074      18.424            40.92%                          2,471.1         45,529
Qualified XII (1.25)                 13.056      18.391            40.86%                          6,717.6        123,543
Qualified XII (1.30)                 13.039      18.357            40.79%                            469.0          8,610
Qualified XII (1.40)                 13.005      18.291            40.65%                            156.2          2,857
Qualified XII (1.50)                 12.971      18.224            40.50%                            955.5         17,413
Qualified XIII                       13.769      19.452            41.27%                          7,531.1        146,498
Qualified XV                         13.746      19.420            41.28%                          3,845.1         74,672
Qualified XVI                        13.603      19.112            40.50%                         12,105.1        231,359
Qualified XVII                       13.662      19.243            40.85%                          1,455.6         28,011
Qualified XVIII                      14.074      19.825            40.86%                          2,622.2         51,984
Qualified XXI                        14.422      19.438            34.78%             (5)          7,321.2        142,309
Qualified XXII                       14.446      19.470            34.78%             (5)         11,297.7        219,970
--------------------------------------------------------------------------------------------------------------------------

Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Qualified III                        16.719      18.343             9.71%                      1,511,789.2     27,730,745
--------------------------------------------------------------------------------------------------------------------------

Contrafund Portfolio:
Qualified III                        22.177      27.214            22.71%                      3,780,286.9    102,875,596
Qualified V                          19.627      24.046            22.51%                          1,845.8         44,384
Qualified VI                         19.601      24.053            22.71%                      9,498,614.4    228,467,569
Qualified VIII                       19.729      24.208            22.70%                          3,710.6         89,828
Qualified X (1.15)                   22.103      27.150            22.83%                         21,611.4        586,742
Qualified X (1.25)                   22.023      27.024            22.71%                        888,915.1     24,022,425
Qualified XI                         19.776      24.363            23.19%                        222,596.4      5,423,123
Qualified XII (0.40)                 17.813      22.045            23.76%                        239,028.1      5,269,342
Qualified XII (0.45)                 11.475      14.194            23.69%                        268,569.5      3,812,080
Qualified XII (0.50)                 11.985      14.817            23.63%                         22,845.8        338,510
Qualified XII (0.55)                 12.452      14.171            13.81%            (11)        119,840.6      1,698,279
Qualified XII (0.65)                 12.698      14.148            11.42%             (4)        276,640.9      3,914,000
Qualified XII (0.70)                 12.471      14.137            13.36%             (5)         19,119.6        270,293
Qualified XII (0.75)                 11.454      14.126            23.33%                         96,687.0      1,365,756
Qualified XII (0.80)                 12.589      15.518            23.27%                      1,895,669.7     29,416,282
Qualified XII (0.85)                 17.847      21.988            23.20%                        303,913.8      6,682,417
Qualified XII (0.90)                 12.293      15.138            23.14%                         25,518.5        386,292
Qualified XII (0.95)                 17.800      21.908            23.08%                        357,609.8      7,834,494
Qualified XII (1.00)                 17.776      21.868            23.02%                      1,508,806.9     32,994,816
Qualified XII (1.05)                 17.753      21.828            22.95%                         82,954.6      1,810,762
Qualified XII (1.10)                 17.729      21.789            22.90%                         45,202.7        984,910
Qualified XII (1.15)                 17.706      21.749            22.83%                        112,280.7      2,442,001
Qualified XII (1.20)                 17.683      21.710            22.77%                         29,985.7        650,976
Qualified XII (1.25)                 17.659      21.670            22.71%                         13,062.1        283,057
Qualified XII (1.30)                 17.636      21.631            22.65%                         12,866.9        278,320
Qualified XII (1.40)                 17.590      21.552            22.52%                          3,061.9         65,990
Qualified XII (1.50)                 17.543      21.474            22.41%                         14,452.2        310,342
Qualified XIII                       19.755      24.314            23.08%                         79,041.7      1,921,820
Qualified XV                         19.722      24.274            23.08%                         37,379.6        907,338
Qualified XVI                        19.516      23.889            22.41%                        170,565.1      4,074,657
Qualified XVII                       19.601      24.053            22.71%                         35,985.2        865,543
Qualified XVIII                      22.023      27.024            22.71%                         19,561.4        528,636
Qualified XXI                        21.258      24.296            14.29%             (5)         82,919.6      2,014,620

Variable Annuity Account C

-----------------------------------------------------------------------------------------------------------------------------
                                             Value
                                            Per Unit          Increase (Decrease)                   Units
                                            --------              in Value of                    Outstanding      Reserves
                                     Beginning     End of         Accumulation                      at End         at End
                                      of Year       Year              Unit                         of Year         of Year
-----------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio: (continued):
Qualified XXII                         $21.293     $24.336            14.29%             (5)        111,857.0   $  2,722,205
-----------------------------------------------------------------------------------------------------------------------------

Index 500 Portfolio:
Qualified III                           23.650      28.147            19.01%                      4,354,722.7    122,573,178
-----------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series:
Aggressive Growth Portfolio:
Qualified I                             17.901      32.516            81.64%             (4)          2,923.0         95,042
Qualified III                           24.098      53.644           122.61%                      3,274,450.0    175,655,970
Qualified V                             20.810      46.252           122.26%                          3,751.7        173,525
Qualified VI                            20.951      46.640           122.61%                     12,224,096.0    570,136,151
Qualified VIII                          20.945      46.621           122.59%                          8,113.3        378,254
Qualified X (1.15)                      20.300      45.235           122.83%                         57,149.5      2,585,169
Qualified X (1.25)                      20.226      45.025           122.61%                      1,118,452.8     50,358,073
Qualified XI                            21.139      47.242           123.48%                        582,335.3     27,510,669
Qualified XII (0.40)                    14.125      31.711           124.50%                        405,725.2     12,865,991
Qualified XII (0.45)                    17.095      27.222            59.24%             (9)        153,108.7      4,167,965
Qualified XII (0.50)                    12.541      28.128           124.29%                        200,050.7      5,627,045
Qualified XII (0.55)                    19.683      27.178            38.08%            (11)        112,797.8      3,065,669
Qualified XII (0.65)                    15.589      27.135            74.07%             (4)        216,672.5      5,879,346
Qualified XII (0.70)                    15.319      27.113            76.99%             (5)         49,337.1      1,337,673
Qualified XII (0.75)                    12.109      27.091           123.73%                        181,270.9      4,910,822
Qualified XII (0.80)                    13.056      29.195           123.61%                      2,728,718.1     79,665,963
Qualified XII (0.85)                    14.152      31.629           123.49%                        608,435.3     19,244,434
Qualified XII (0.90)                    12.830      28.662           123.40%                         17,144.7        491,400
Qualified XII (0.95)                    14.114      31.514           123.28%                        638,670.0     20,127,352
Qualified XII (1.00)                    14.096      31.457           123.16%                      1,788,826.0     56,271,451
Qualified XII (1.05)                    14.077      31.400           123.06%                        157,087.7      4,932,554
Qualified XII (1.10)                    14.059      31.343           122.94%                         64,071.0      2,008,178
Qualified XII (1.15)                    14.040      31.286           122.83%                        150,086.8      4,695,612
Qualified XII (1.20)                    14.022      31.229           122.71%                         67,582.7      2,110,545
Qualified XII (1.25)                    14.003      31.172           122.61%                         17,486.4        545,093
Qualified XII (1.30)                    13.985      31.116           122.50%                          9,014.2        280,481
Qualified XII (1.40)                    13.948      31.003           122.28%                          2,357.0         73,073
Qualified XII (1.50)                    13.911      30.890           122.05%                         19,942.0        616,008
Qualified XIII                          21.116      47.147           123.28%                         98,303.6      4,634,714
Qualified XV                            21.081      47.068           123.27%                         79,375.6      3,736,084
Qualified XVI                           20.861      46.323           122.06%                        175,441.5      8,127,054
Qualified XVII                          20.951      46.640           122.61%                         63,768.6      2,974,190
Qualified XVIII                         20.226      45.025           122.61%                         41,961.6      1,889,313
Qualified XXI                           27.003      47.112            74.47%             (5)        214,522.9     10,106,578
Qualified XXII                          27.048      47.190            74.47%             (5)        130,373.7      6,152,396
-----------------------------------------------------------------------------------------------------------------------------

Balanced Portfolio:
Qualified III                           19.914      24.929            25.18%                            476.1         11,868
Qualified V                             19.800      24.747            24.98%                            736.6         18,229
Qualified VI                            19.908      24.922            25.19%                      5,686,065.5    141,706,964
Qualified VIII                          19.903      24.913            25.17%                          3,566.1         88,842
Qualified X (1.15)                      20.731      25.978            25.31%                         73,950.4      1,921,057
Qualified X (1.25)                      20.657      25.859            25.18%                        760,023.7     19,653,789
Qualified XI                            20.086      25.243            25.67%                        248,075.6      6,262,255
Qualified XII (0.40)                    17.878      22.571            26.25%                        103,516.9      2,336,519
Qualified XII (0.45)                    11.816      14.910            26.18%                        224,105.2      3,341,389
Qualified XII (0.50)                    12.415      15.658            26.12%                         70,955.7      1,111,023
Qualified XII (0.55)                    13.489      14.886            10.36%            (11)        104,836.8      1,560,589
Qualified XII (0.65)                    13.502      14.862            10.07%             (4)        251,840.1      3,742,825
Qualified XII (0.70)                    13.144      14.850            12.98%             (5)          7,041.4        104,565
Qualified XII (0.75)                    11.794      14.838            25.81%                         69,363.3      1,029,209
Qualified XII (0.80)                    12.741      16.022            25.75%                        815,864.4     13,071,690
Qualified XII (0.85)                    17.912      22.513            25.69%                        141,750.2      3,191,220

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)                   Units
                                         --------              in Value of                    Outstanding      Reserves
                                  Beginning     End of         Accumulation                      at End         at End
                                   of Year       Year              Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio (continued):
Qualified XII (0.90)                $12.490     $15.690           25.62%                           5,703.4   $     89,486
Qualified XII (0.95)                 17.865      22.431           25.56%                         232,278.8      5,210,286
Qualified XII (1.00)                 17.841      22.390           25.50%                         695,262.6     15,567,199
Qualified XII (1.05)                 17.818      22.350           25.43%                          78,371.6      1,751,579
Qualified XII (1.10)                 17.794      22.309           25.37%                          28,645.9        639,063
Qualified XII (1.15)                 17.771      22.269           25.31%                          71,007.4      1,581,229
Qualified XII (1.20)                 17.747      22.228           25.25%                          22,043.8        489,988
Qualified XII (1.25)                 17.724      22.188           25.19%                           7,932.4        176,001
Qualified XII (1.30)                 17.701      22.147           25.12%                           2,768.5         61,314
Qualified XII (1.40)                 17.654      22.067           25.00%                           1,224.1         27,013
Qualified XII (1.50)                 17.607      21.987           24.88%                          31,263.2        687,372
Qualified XIII                       20.064      25.192           25.56%                          54,960.2      1,384,582
Qualified XV                         20.031      25.151           25.56%                          32,084.5        806,945
Qualified XVI                        19.822      24.752           24.87%                          84,774.3      2,098,363
Qualified XVII                       19.908      24.922           25.19%                          43,804.8      1,091,694
Qualified XVIII                      20.657      25.859           25.18%                          58,477.1      1,512,186
Qualified XXI                        22.140      25.174           13.70%              (5)         80,071.3      2,015,707
Qualified XXII                       22.177      25.216           13.70%              (5)         42,379.6      1,068,634
--------------------------------------------------------------------------------------------------------------------------

Flexible Income Portfolio:
Qualified III                        15.548      15.601            0.34%                           6,629.1        103,422
Qualified V                          15.383      15.411            0.18%                              72.6          1,119
Qualified VI                         15.487      15.540            0.34%                       1,078,342.0     16,757,704
Qualified VIII                       15.482      15.534            0.34%                             315.8          4,905
Qualified X (1.25)                   10.419      10.455            0.35%                          58,739.2        614,092
Qualified XI                         15.626      15.741            0.74%                          53,087.6        835,644
Qualified XII (0.40)                 13.053      13.210            1.20%                          20,171.3        266,453
Qualified XII (0.45)                 10.446      10.566            1.15%                          42,020.8        443,990
Qualified XII (0.50)                 10.640      10.757            1.10%                          24,750.6        266,251
Qualified XII (0.55)                 10.380      10.549            1.63%             (11)         27,998.1        295,351
Qualified XII (0.65)                 10.622      10.532           (0.85%)             (4)         88,619.6        933,335
Qualified XII (0.70)                 10.473      10.523            0.48%              (5)          2,087.9         21,972
Qualified XII (0.75)                 10.427      10.515            0.84%                           6,854.8         72,078
Qualified XII (0.80)                 10.643      10.727            0.79%                         300,761.2      3,226,299
Qualified XII (0.85)                 13.078      13.175            0.74%                          35,683.2        470,136
Qualified XII (0.90)                 10.638      10.712            0.70%                           5,764.2         61,744
Qualified XII (0.95)                 13.043      13.127            0.64%                          69,212.2        908,574
Qualified XII (1.00)                 13.026      13.104            0.60%                         460,612.0      6,035,640
Qualified XII (1.05)                 13.009      13.080            0.55%                          25,082.7        328,073
Qualified XII (1.10)                 12.992      13.056            0.49%                           7,040.3         91,917
Qualified XII (1.15)                 12.975      13.032            0.44%                          15,890.0        207,081
Qualified XII (1.20)                 12.958      13.008            0.39%                           6,648.3         86,484
Qualified XII (1.25)                 12.940      12.985            0.35%                           1,753.5         22,768
Qualified XII (1.30)                 12.923      12.961            0.29%                           4,549.2         58,962
Qualified XII (1.40)                 12.889      12.914            0.19%                             168.5          2,176
Qualified XII (1.50)                 12.855      12.867            0.09%                             668.9          8,607
Qualified XIII                       15.609      15.709            0.64%                           5,619.8         88,282
Qualified XV                         15.583      15.683            0.64%                           6,315.9         99,052
Qualified XVI                        15.420      15.434            0.09%                          13,513.5        208,573
Qualified XVII                       15.487      15.540            0.34%                           6,227.3         96,773
Qualified XXI                        15.603      15.698            0.61%              (5)          9,552.3        149,948
Qualified XXII                       15.629      15.724            0.61%              (5)          8,959.3        140,872
--------------------------------------------------------------------------------------------------------------------------

Growth Portfolio:
Qualified III                        22.529      32.036           42.20%                       2,721,884.9     87,197,725
Qualified V                          20.556      29.183           41.97%                           1,417.8         41,376
Qualified VI                         20.651      29.366           42.20%                       5,434,097.8    159,575,131
Qualified VIII                       20.663      29.380           42.19%                           2,469.1         72,543
Qualified X (1.15)                   22.165      31.550           42.34%                          44,364.2      1,399,706

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio (continued):
Qualified X (1.25)                       $22.086     $31.406            42.20%                        773,102.5   $ 24,280,266
Qualified XI                              20.836      29.744            42.75%                        260,307.0      7,742,653
Qualified XII (0.40)                      17.807      25.537            43.41%                        156,804.6      4,004,271
Qualified XII (0.45)                      11.979      16.753            39.85%             (1)        233,330.2      3,909,059
Qualified XII (0.50)                      12.391      17.752            43.27%                         36,959.2        656,108
Qualified XII (0.55)                      14.336      16.726            16.67%            (11)         74,826.7      1,251,580
Qualified XII (0.65)                      14.246      16.699            17.22%            (10)         29,858.5        498,619
Qualified XII (0.70)                      13.194      16.686            26.47%             (5)         26,860.0        448,185
Qualified XII (0.75)                      11.666      16.673            42.92%                         73,998.2      1,233,737
Qualified XII (0.80)                      12.836      18.335            42.84%                      1,206,254.8     22,116,909
Qualified XII (0.85)                      17.841      25.471            42.77%                        538,137.7     13,706,789
Qualified XII (0.90)                      12.464      17.786            42.70%                         11,347.9        201,835
Qualified XII (0.95)                      17.794      25.378            42.62%                        187,296.1      4,753,232
Qualified XII (1.00)                      17.770      25.332            42.55%                        535,269.4     13,559,498
Qualified XII (1.05)                      17.747      25.286            42.48%                         49,882.8      1,261,338
Qualified XII (1.10)                      17.723      25.240            42.41%                         25,768.2        650,392
Qualified XII (1.15)                      17.700      25.194            42.34%                         56,210.8      1,416,188
Qualified XII (1.20)                      17.677      25.148            42.26%                         32,112.6        807,581
Qualified XII (1.25)                      17.653      25.103            42.20%                          9,889.5        248,254
Qualified XII (1.30)                      17.630      25.057            42.13%                          4,721.6        118,309
Qualified XII (1.40)                      17.584      24.966            41.98%                          3,142.8         78,464
Qualified XII (1.50)                      17.537      24.875            41.84%                         10,930.5        271,900
Qualified XIII                            20.813      29.684            42.62%                         52,381.4      1,554,913
Qualified XV                              20.778      29.635            42.63%                         38,375.8      1,137,271
Qualified XVI                             20.562      29.166            41.84%                         96,293.5      2,808,486
Qualified XVII                            20.651      29.366            42.20%                         28,973.6        850,824
Qualified XVIII                           22.086      31.406            42.20%                         52,432.8      1,646,718
Qualified XXI                             23.156      29.662            28.10%             (5)         63,405.5      1,880,766
Qualified XXII                            23.195      29.712            28.10%             (5)         45,183.8      1,342,494
Annuity contracts in payment period                                                                                    689,393
-------------------------------------------------------------------------------------------------------------------------------

Worldwide Growth Portfolio:
Qualified I                               19.333      29.020            50.11%             (5)          2,110.6         61,251
Qualified III                             23.797      38.648            62.41%                      5,548,673.8    214,445,606
Qualified V                               21.334      34.593            62.15%                          3,432.5        118,738
Qualified VI                              21.288      34.574            62.41%                     15,478,181.3    535,143,072
Qualified VIII                            21.223      34.465            62.39%                          8,372.5        288,561
Qualified X (1.15)                        23.996      39.011            62.57%                         58,657.5      2,288,271
Qualified X (1.25)                        23.910      38.832            62.41%                      1,490,250.0     57,868,699
Qualified XI                              21.478      35.020            63.05%                        771,009.1     27,000,589
Qualified XII (0.40)                      17.582      28.797            63.79%                        531,184.1     15,296,712
Qualified XII (0.45)                      10.235      16.757            63.72%                        466,807.5      7,822,094
Qualified XII (0.50)                      11.485      18.792            63.62%                         68,055.0      1,278,915
Qualified XII (0.55)                      12.638      16.730            32.38%            (11)        177,086.4      2,962,581
Qualified XII (0.65)                      11.492      16.703            45.34%             (4)        237,115.7      3,960,462
Qualified XII (0.70)                      11.151      16.689            49.66%             (5)         31,925.2        532,806
Qualified XII (0.75)                      10.217      16.676            63.22%                        211,806.8      3,532,039
Qualified XII (0.80)                      12.009      19.592            63.14%                      4,837,241.4     94,768,911
Qualified XII (0.85)                      17.615      28.723            63.06%                        864,935.8     24,843,664
Qualified XII (0.90)                      11.745      19.141            62.97%                         26,946.9        515,796
Qualified XII (0.95)                      17.569      28.619            62.89%                        643,913.5     18,428,009
Qualified XII (1.00)                      17.545      28.567            62.82%                      2,675,140.6     76,420,285
Qualified XII (1.05)                      17.522      28.515            62.74%                        199,509.8      5,688,999
Qualified XII (1.10)                      17.499      28.463            62.66%                         65,151.2      1,854,408
Qualified XII (1.15)                      17.476      28.411            62.57%                        163,390.0      4,642,134
Qualified XII (1.20)                      17.453      28.360            62.49%                         50,750.3      1,439,265
Qualified XII (1.25)                      17.430      28.308            62.41%                         19,060.1        539,558
Qualified XII (1.30)                      17.407      28.257            62.33%                         14,290.6        403,807

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit          Increase (Decrease)                  Units
                                                 --------              in Value of                   Outstanding     Reserves
                                          Beginning     End of         Accumulation                     at End        at End
                                           of Year       Year              Unit                        of Year       of Year
-------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio (continued):
Qualified XII (1.40)                        $17.361     $28.154            62.17%                        2,147.7   $    60,466
Qualified XII (1.50)                         17.315      28.052            62.01%                       34,243.8       960,605
Qualified XIII                               21.455      34.949            62.89%                      109,644.4     3,831,997
Qualified XV                                 21.419      34.891            62.90%                       81,241.3     2,834,612
Qualified XVI                                21.196      34.339            62.01%                      215,248.0     7,391,423
Qualified XVII                               21.288      34.574            62.41%                       84,795.7     2,931,728
Qualified XVIII                              23.910      38.832            62.41%                       77,803.3     3,021,223
Qualified XXI                                23.168      34.923            50.74%             (5)      216,743.3     7,569,432
Qualified XXII                               23.206      34.982            50.75%             (5)      158,965.3     5,560,856
Annuity contracts in payment period                                                                                    752,858
-------------------------------------------------------------------------------------------------------------------------------

Lexington Emerging Markets Fund:
Qualified III                                 5.470      12.315           125.14%                      940,817.1    11,586,115
-------------------------------------------------------------------------------------------------------------------------------

Lexington Natural Resources Trust Fund:
Qualified III                                11.433      12.882            12.67%                      437,491.3     5,635,952
Qualified V                                  12.670      14.253            12.49%                        2,485.0        35,419
Qualified VI                                 12.336      13.900            12.68%                      489,112.5     6,798,533
Qualified VIII                               10.693      12.047            12.66%                          839.6        10,115
Qualified XI                                 12.446      14.079            13.12%                       26,550.1       373,805
Qualified XII (0.40)                          9.626      10.939            13.64%                        8,855.9        96,874
Qualified XII (0.45)                          8.644       8.758             1.32%            (11)        4,240.5        37,137
Qualified XII (0.55)                          8.255       8.744             5.92%            (11)        4,256.5        37,217
Qualified XII (0.65)                          8.125       8.729             7.43%            (10)        2,246.3        19,609
Qualified XII (0.70)                          9.037       8.722            (3.49%)            (5)        2,018.1        17,602
Qualified XII (0.75)                          7.696       8.715            13.24%                       10,959.9        95,520
Qualified XII (0.80)                          8.415       9.524            13.18%                       92,365.4       879,684
Qualified XII (0.85)                          9.645      10.911            13.13%                       28,938.8       315,743
Qualified XII (0.95)                          9.619      10.871            13.02%                       51,656.2       561,554
Qualified XII (1.00)                          9.606      10.851            12.96%                       87,037.7       944,466
Qualified XII (1.05)                          9.594      10.831            12.89%                        3,378.1        36,590
Qualified XII (1.10)                          9.581      10.812            12.85%                        1,354.1        14,640
Qualified XII (1.15)                          9.568      10.792            12.79%                        8,710.7        94,006
Qualified XII (1.20)                          9.556      10.772            12.72%                        2,436.7        26,249
Qualified XII (1.25)                          9.543      10.753            12.68%                           70.6           759
Qualified XII (1.50)                          9.480      10.655            12.39%                          146.7         1,563
Qualified XIII                               12.433      14.051            13.01%                        5,185.8        72,865
Qualified XV                                 12.412      14.028            13.02%                        9,115.8       127,872
Qualified XVI                                12.283      13.805            12.39%                       10,231.1       141,241
Qualified XVII                               12.336      13.900            12.68%                          900.1        12,511
Qualified XXI                                14.452      14.041            (2.84%)            (5)        4,390.1        61,640
Qualified XXII                               14.476      14.064            (2.85%)            (5)        4,216.7        59,303
-------------------------------------------------------------------------------------------------------------------------------

MFS Funds:
Total Return Series:
Qualified III                                10.531      10.720             1.79%                       63,821.5       684,196
-------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Funds:
Global Securities Fund/VA:
Qualified III                                10.303      16.126            56.52%                       59,571.1       960,641
Qualified V                                  11.564      15.638            35.23%             (7)           21.9           343
Qualified VI                                 10.018      15.681            56.53%                      184,292.1     2,889,837
Qualified X (1.15)                           10.923      15.707            43.80%             (8)          658.0        10,336
Qualified X (1.25)                           10.018      15.681            56.53%                       29,386.7       460,806
Qualified XI                                 10.039      15.775            57.14%                       14,290.6       225,435
Qualified XII (0.40)                         10.047      15.859            57.85%                        5,065.0        80,325
Qualified XII (0.45)                         13.162      15.849            20.41%            (11)           26.7           423
Qualified XII (0.50)                         10.070      15.881            57.71%                          785.5        12,474
Qualified XII (0.55)                         12.055      15.823            31.26%            (11)          370.7         5,866
Qualified XII (0.65)                         11.782      15.798            34.09%            (10)          136.8         2,161

Variable Annuity Account C

---------------------------------------------------------------------------------------------------------------------------------
                                                 Value
                                                Per Unit          Increase (Decrease)                   Units
                                                --------              in Value of                    Outstanding      Reserves
                                         Beginning     End of         Accumulation                      at End         at End
                                          of Year       Year              Unit                         of Year         of Year
---------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA (continued):
Qualified XII (0.70)                       $14.516     $15.785            8.74%             (12)             58.4   $        922
Qualified XII (0.75)                        10.027      15.772           57.30%                           2,178.1         34,354
Qualified XII (0.80)                        10.050      15.800           57.21%                           8,820.1        139,361
Qualified XII (0.85)                        10.046      15.787           57.15%                          10,761.7        169,895
Qualified XII (0.95)                        10.039      15.760           56.99%                             543.5          8,566
Qualified XII (1.00)                        10.036      15.747           56.91%                          20,245.9        318,814
Qualified XII (1.05)                        10.032      15.734           56.84%                             493.8          7,770
Qualified XII (1.10)                        10.029      15.721           56.76%                             965.5         15,177
Qualified XII (1.15)                        10.025      15.707           56.68%                             775.0         12,174
Qualified XII (1.20)                         9.897      15.694           58.57%              (2)            131.7          2,067
Qualified XII (1.25)                        11.614      15.681           35.02%              (8)              8.3            130
Qualified XII (1.30)                        10.015      15.668           56.45%                              31.3            491
Qualified XII (1.40)                        10.008      15.641           56.28%                              30.7            479
Qualified XIII                              10.039      15.760           56.99%                             595.1          9,378
Qualified XV                                10.039      15.760           56.99%                             329.3          5,190
Qualified XVI                               10.001      15.615           56.13%                           7,932.0        123,856
Qualified XVII                              10.018      15.681           56.53%                           6,425.3        100,753
Qualified XVIII                             11.696      15.681           34.07%              (7)             29.0            454
Qualified XXI                               10.913      15.775           44.55%              (5)         14,640.9        230,960
Qualified XXII                              10.913      15.775           44.55%              (5)          2,690.3         42,439
---------------------------------------------------------------------------------------------------------------------------------

Strategic Bond Fund/VA:
Qualified III                                9.935      10.089            1.55%                         173,218.8      1,747,553
Qualified V                                  9.762      10.021            2.65%              (3)             64.0            641
Qualified VI                                 9.895      10.048            1.55%                          90,615.5        910,504
Qualified X (1.25)                           9.895      10.048            1.55%                          20,573.3        206,721
Qualified XI                                 9.915      10.108            1.95%                           1,293.6         13,076
Qualified XII (0.40)                         9.923      10.162            2.41%                           1,576.1         16,017
Qualified XII (0.45)                         9.953      10.188            2.36%                           6,623.0         67,477
Qualified XII (0.50)                         9.946      10.176            2.31%                               4.5             46
Qualified XII (0.55)                         9.997      10.172            1.75%             (11)          1,233.2         12,544
Qualified XII (0.65)                         9.942      10.155            2.14%             (10)             63.5            644
Qualified XII (0.75)                         9.935      10.139            2.05%                           1,052.4         10,670
Qualified XII (0.80)                         9.926      10.125            2.00%                           4,198.4         42,507
Qualified XII (0.85)                         9.922      10.116            1.96%                           5,761.4         58,284
Qualified XII (0.95)                         9.915      10.099            1.86%                           1,105.7         11,167
Qualified XII (1.00)                         9.912      10.091            1.81%                          12,846.9        129,632
Qualified XII (1.05)                         9.908      10.082            1.76%                             243.2          2,452
Qualified XII (1.10)                         9.905      10.074            1.71%                             782.8          7,885
Qualified XII (1.15)                         9.902      10.065            1.65%                           1,185.6         11,933
Qualified XII (1.20)                         9.898      10.057            1.61%                              88.7            892
Qualified XII (1.25)                         9.869      10.048            1.81%              (1)              8.9             89
Qualified XII (1.50)                         9.878      10.006            1.30%                              68.8            689
Qualified XIII                               9.915      10.099            1.86%                             596.5          6,024
Qualified XV                                 9.915      10.099            1.86%                           3,113.1         31,440
Qualified XVI                                9.878      10.006            1.30%                             233.6          2,338
Qualified XVIII                              9.895      10.048            1.55%                          12,816.0        128,775
Qualified XXI                                9.954      10.108            1.55%              (5)          3,895.0         39,373
Qualified XXII                               9.954      10.108            1.55%              (5)            483.4          4,886
Annuity contracts in payment period                                                                                       27,517
---------------------------------------------------------------------------------------------------------------------------------

Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Qualified III                               19.268      28.710           49.00%                       3,024,975.4     86,846,795
Qualified V                                 19.041      28.327           48.77%                           5,879.2        166,539
Qualified VI                                19.114      28.481           49.01%                       9,740,293.5    277,415,257
Qualified VIII                              20.023      29.833           48.99%                          12,353.8        368,553
Qualified X (1.15)                          19.216      28.661           49.15%                          48,708.9      1,396,043
Qualified X (1.25)                          19.114      28.481           49.01%                       1,234,594.7     35,162,739

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                              --------              in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio (continued):
Qualified XI                            $19.285      $28.849            49.59%                        587,576.1   $ 16,950,838
Qualified XII (0.40)                     12.776       19.199            50.27%                        413,846.5      7,945,488
Qualified XII (0.45)                     11.002       16.525            50.20%                        128,506.7      2,123,601
Qualified XII (0.50)                     10.841       16.274            50.12%                        181,468.3      2,953,302
Qualified XII (0.55)                     12.327       16.499            33.84%            (11)        103,358.4      1,705,269
Qualified XII (0.65)                     10.880       16.472            51.40%             (4)        109,677.9      1,806,619
Qualified XII (0.70)                     11.165       16.459            47.42%             (5)         32,820.8        540,190
Qualified XII (0.75)                     10.982       16.446            49.75%                        161,338.1      2,653,286
Qualified XII (0.80)                     11.846       17.731            49.68%                      2,991,234.9     53,036,901
Qualified XII (0.85)                     12.800       19.150            49.61%                        822,853.5     15,757,311
Qualified XII (0.90)                     11.462       17.139            49.53%                         20,775.8        356,082
Qualified XII (0.95)                     12.767       19.080            49.45%                        684,437.0     13,059,015
Qualified XII (1.00)                     12.750       19.045            49.37%                      2,526,496.6     48,117,681
Qualified XII (1.05)                     12.733       19.011            49.30%                        110,359.8      2,098,004
Qualified XII (1.10)                     12.716       18.976            49.23%                         34,562.6        655,861
Qualified XII (1.15)                     12.699       18.942            49.16%                        200,163.0      3,791,391
Qualified XII (1.20)                     12.683       18.907            49.07%                         69,822.2      1,320,130
Qualified XII (1.25)                     12.666       18.873            49.01%                         26,071.5        492,039
Qualified XII (1.30)                     12.649       18.838            48.93%                          7,480.3        140,916
Qualified XII (1.40)                     12.616       18.770            48.78%                          1,614.8         30,310
Qualified XII (1.50)                     12.582       18.702            48.64%                          7,941.7        148,524
Qualified XIII                           19.264       28.791            49.45%                         67,371.5      1,939,672
Qualified XV                             19.232       28.743            49.45%                         73,452.1      2,111,218
Qualified XVI                            19.032       28.288            48.63%                        133,578.6      3,778,611
Qualified XVII                           19.114       28.481            49.01%                         14,235.7        405,449
Qualified XVIII                          19.114       28.481            49.01%                         41,011.6      1,168,060
Qualified XXI                            20.019       28.769            43.71%             (5)        194,332.5      5,590,819
Qualified XXII                           20.053       28.817            43.70%             (5)        197,163.5      5,681,718
Annuity contracts in payment period                                                                                     38,500
-------------------------------------------------------------------------------------------------------------------------------

PPI MFS Research Growth Portfolio:
Qualified I                              10.989       13.469            22.57%                            603.1          8,122
Qualified III                            14.528       17.796            22.49%                        194,295.5      3,457,720
Qualified III                            15.891       19.466            22.50%                      1,102,793.9     21,466,554
Qualified V                              16.593       20.293            22.30%                          9,280.3        188,329
Qualified VI                             16.758       20.527            22.49%                      7,196,328.6    147,721,273
Qualified VII                            14.132       17.322            22.57%                         71,237.7      1,233,968
Qualified VIII                           14.134       17.312            22.48%                         13,755.1        238,128
Qualified IX                             13.926       17.102            22.81%                          1,935.0         33,092
Qualified X (1.15)                       16.844       20.653            22.61%                         12,984.9        268,183
Qualified X (1.25)                       16.758       20.527            22.49%                        930,520.8     19,101,090
Qualified XI                             16.907       20.792            22.98%                        333,629.4      6,936,944
Qualified XII (0.40)                     10.641       13.146            23.54%                        323,177.5      4,248,345
Qualified XII (0.45)                     10.577       13.061            23.48%                         50,332.2        657,388
Qualified XII (0.50)                     11.127       13.733            23.42%                         72,063.8        989,621
Qualified XII (0.55)                     11.303       13.040            15.37%            (11)         54,853.8        715,290
Qualified XII (0.65)                     11.075       13.019            17.55%             (4)         89,183.3      1,161,070
Qualified XII (0.70)                     11.020       13.008            18.04%             (5)         22,795.7        296,537
Qualified XII (0.75)                     10.558       12.998            23.11%                         52,316.5        680,006
Qualified XII (0.80)                     11.682       14.375            23.05%                        541,625.4      7,785,678
Qualified XII (0.85)                     10.661       13.112            22.99%                        681,108.9      8,930,414
Qualified XII (0.90)                     11.375       13.982            22.92%                          8,900.9        124,453
Qualified XII (0.95)                     10.633       13.064            22.86%                        259,783.1      3,393,776
Qualified XII (1.00)                     10.619       13.040            22.80%                        854,700.1     11,145,402
Qualified XII (1.05)                     10.605       13.016            22.73%                         22,552.0        293,545
Qualified XII (1.10)                     10.591       12.993            22.68%                         20,445.0        265,636
Qualified XII (1.15)                     10.577       12.969            22.62%                        129,349.4      1,677,539
Qualified XII (1.20)                     10.563       12.945            22.55%                         33,672.0        435,899

Variable Annuity Account C

---------------------------------------------------------------------
                                                      Value
                                                     Per Unit
                                                     --------
                                              Beginning     End of
                                               of Year       Year
---------------------------------------------------------------------
PPI MFS Research Growth Portfolio (continued):
Qualified XII (1.25)                           $10.549      $12.922
Qualified XII (1.30)                            10.535       12.898
Qualified XII (1.40)                            10.507       12.851
Qualified XII (1.50)                            10.479       12.805
Qualified XIII                                  16.889       20.750
Qualified XV                                    16.861       20.716
Qualified XVI                                   16.685       20.388
Qualified XVII                                  16.758       20.527
Qualified XVIII                                 16.758       20.527
Qualified XIX                                   10.989       13.469
Qualified XX                                    14.528       17.796
Qualified XXI                                   17.376       20.735
Qualified XXII                                  17.405       20.770
---------------------------------------------------------------------

PPI MFS Value Equity Portfolio:
Qualified III                                   29.339       43.112
Qualified V                                     24.053       35.288
Qualified VI                                    24.145       35.480
Qualified VIII                                  20.756       30.498
Qualified X (1.15)                              10.502       15.447
Qualified X (1.25)                              10.495       15.421
Qualified XI                                    24.361       35.938
Qualified XII (0.40)                            15.676       23.231
Qualified XII (0.45)                            10.673       15.809
Qualified XII (0.50)                            11.320       16.760
Qualified XII (0.55)                            12.844       15.783
Qualified XII (0.65)                            12.653       15.758
Qualified XII (0.70)                            11.997       15.745
Qualified XII (0.75)                            10.653       15.732
Qualified XII (0.80)                            12.055       17.793
Qualified XII (0.85)                            15.706       23.171
Qualified XII (0.90)                            11.654       17.184
Qualified XII (0.95)                            15.664       23.087
Qualified XII (1.00)                            15.644       23.045
Qualified XII (1.05)                            15.623       23.003
Qualified XII (1.10)                            15.602       22.961
Qualified XII (1.15)                            15.582       22.919
Qualified XII (1.20)                            15.561       22.878
Qualified XII (1.25)                            15.541       22.836
Qualified XII (1.30)                            15.520       22.794
Qualified XII (1.40)                            15.479       22.712
Qualified XII (1.50)                            15.438       22.629
Qualified XIII                                  24.335       35.866
Qualified XV                                    24.294       35.806
Qualified XVI                                   24.041       35.239
Qualified XVII                                  24.145       35.480
Qualified XVIII                                 10.495       15.421
Qualified XXI                                   27.595       35.839
Qualified XXII                                  27.641       35.899
Annuity contracts in payment period
---------------------------------------------------------------------

PPI Scudder International Growth Portfolio:
Qualified III                                   20.829       32.585
Qualified V                                     19.707       30.781
Qualified VI                                    19.978       31.255
Qualified VIII                                  16.832       26.330
Qualified X (1.15)                              20.081       31.447
Qualified X (1.25)                              19.978       31.255
Qualified XI                                    20.157       31.658

--------------------------------------------------------------------------------------------------------------

                                              Increase (Decrease)                   Units
                                                  in Value of                    Outstanding       Reserves
                                                  Accumulation                      at End          at End
                                                      Unit                         of Year         of Year
--------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio (continued):
Qualified XII (1.25)                                  22.50%                          3,582.9    $     46,298
Qualified XII (1.30)                                  22.43%                          6,221.1          80,241
Qualified XII (1.40)                                  22.31%                            405.6           5,213
Qualified XII (1.50)                                  22.20%                          1,992.4          25,512
Qualified XIII                                        22.86%                         50,206.0       1,041,798
Qualified XV                                          22.86%                         66,414.5       1,375,838
Qualified XVI                                         22.19%                        139,055.9       2,835,026
Qualified XVII                                        22.49%                         64,137.6       1,316,573
Qualified XVIII                                       22.49%                         57,610.6       1,182,591
Qualified XIX                                         22.57%                         14,801.9         199,364
Qualified XX                                          22.49%                         24,517.6         436,320
Qualified XXI                                         19.33%             (5)         86,898.8       1,801,854
Qualified XXII                                        19.33%             (5)         94,524.7       1,963,247
--------------------------------------------------------------------------------------------------------------

PPI MFS Value Equity Portfolio:
Qualified III                                         46.94%                      2,448,586.9     105,562,849
Qualified V                                           46.71%                          6,568.3         231,784
Qualified VI                                          46.95%                      2,035,825.4      72,231,550
Qualified VIII                                        46.94%                         11,317.8         345,168
Qualified X (1.15)                                    47.09%                         12,265.5         189,469
Qualified X (1.25)                                    46.94%                         77,143.0       1,189,640
Qualified XI                                          47.52%                        184,604.4       6,634,315
Qualified XII (0.40)                                  48.19%                         44,935.8       1,043,902
Qualified XII (0.45)                                  48.12%                         36,972.2         584,478
Qualified XII (0.50)                                  48.06%                         69,113.2       1,158,302
Qualified XII (0.55)                                  22.88%            (11)         51,668.9         815,496
Qualified XII (0.65)                                  24.54%            (10)         14,719.7         231,948
Qualified XII (0.70)                                  31.24%             (5)          4,666.5          73,474
Qualified XII (0.75)                                  47.68%                         57,583.9         905,928
Qualified XII (0.80)                                  47.60%                        343,239.4       6,107,402
Qualified XII (0.85)                                  47.53%                        399,213.2       9,250,158
Qualified XII (0.90)                                  47.45%                         11,686.5         200,826
Qualified XII (0.95)                                  47.39%                        121,012.3       2,793,777
Qualified XII (1.00)                                  47.31%                        416,660.2       9,601,847
Qualified XII (1.05)                                  47.24%                         10,435.4         240,043
Qualified XII (1.10)                                  47.17%                          3,853.0          88,468
Qualified XII (1.15)                                  47.09%                         77,457.5       1,775,271
Qualified XII (1.20)                                  47.02%                         19,495.1         446,000
Qualified XII (1.25)                                  46.94%                          3,708.9          84,697
Qualified XII (1.30)                                  46.87%                          4,031.9          91,904
Qualified XII (1.40)                                  46.73%                             95.2           2,162
Qualified XII (1.50)                                  46.58%                          1,540.9          34,869
Qualified XIII                                        47.38%                         20,452.5         733,542
Qualified XV                                          47.39%                         18,282.1         654,607
Qualified XVI                                         46.58%                         34,760.3       1,224,918
Qualified XVII                                        46.95%                          8,425.1         298,926
Qualified XVIII                                       46.94%                          3,646.0          56,226
Qualified XXI                                         29.87%             (5)         23,458.1         840,717
Qualified XXII                                        29.88%             (5)         29,138.7       1,046,044
Annuity contracts in payment period                                                                    36,974
--------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Qualified III                                         56.44%                      2,807,485.1      91,482,777
Qualified V                                           56.19%                          3,184.1          98,009
Qualified VI                                          56.45%                      3,509,645.1     109,694,655
Qualified VIII                                        56.43%                         21,757.3         572,876
Qualified X (1.15)                                    56.60%                         34,626.0       1,088,877
Qualified X (1.25)                                    56.45%                        437,547.4      13,675,631
Qualified XI                                          57.06%                        262,480.7       8,309,690

Variable Annuity Account C

--------------------------------------------------------------------------------------------------------------------------
                                   Value
                                  Per Unit             Increase (Decrease)                     Units
                                  --------                 in Value of                      Outstanding        Reserves
                          Beginning       End of           Accumulation                        at End           at End
                           of Year         Year                Unit                           of Year           of Year
--------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Qualified XII (0.40)        $13.602       $21.461              57.78%                          196,446.2     $  4,215,834
Qualified XII (0.45)         11.701        15.452              32.06%             (9)           42,207.6          652,206
Qualified XII (0.50)         10.797        17.018              57.62%                          115,575.3        1,966,827
Qualified XII (0.55)         12.322        15.427              25.20%            (11)           60,618.9          935,195
Qualified XII (0.65)         10.375        15.403              48.46%             (4)           24,792.0          381,861
Qualified XII (0.70)         10.603        15.390              45.15%             (5)           12,199.0          187,745
Qualified XII (0.75)          9.781        15.378              57.22%                           37,463.1          576,100
Qualified XII (0.80)         11.041        17.351              57.15%                          721,189.5       12,513,015
Qualified XII (0.85)         13.628        21.405              57.07%                          471,225.5       10,086,642
Qualified XII (0.90)         11.029        17.314              56.99%                           15,230.7          263,709
Qualified XII (0.95)         13.592        21.327              56.91%                          248,204.3        5,293,546
Qualified XII (1.00)         13.574        21.289              56.84%                          868,602.8       18,491,374
Qualified XII (1.05)         13.556        21.250              56.76%                           21,941.8          466,262
Qualified XII (1.10)         13.538        21.211              56.68%                            7,463.1          158,302
Qualified XII (1.15)         13.520        21.173              56.61%                           80,397.5        1,702,233
Qualified XII (1.20)         13.502        21.134              56.52%                           15,622.5          330,169
Qualified XII (1.25)         13.485        21.096              56.44%                            3,169.6           66,866
Qualified XII (1.30)         13.467        21.057              56.36%                              461.5            9,719
Qualified XII (1.40)         13.431        20.981              56.21%                              182.1            3,820
Qualified XII (1.50)         13.396        20.905              56.05%                            3,468.6           72,510
Qualified XIII               20.135        31.595              56.92%                           29,730.7          939,330
Qualified XV                 20.102        31.542              56.91%                           35,479.5        1,119,099
Qualified XVI                19.892        31.043              56.06%                           52,692.0        1,635,704
Qualified XVII               19.978        31.255              56.45%                            6,428.2          200,914
Qualified XVIII              19.978        31.255              56.45%                            9,672.4          302,313
Qualified XXI                21.199        31.571              48.93%             (5)           79,515.0        2,510,383
Qualified XXII               21.234        31.624              48.93%             (5)           46,782.3        1,479,431
--------------------------------------------------------------------------------------------------------------------------

PPI T. Rowe Price Growth Equity Portfolio:
Qualified III                20.929        25.283              20.80%                        1,549,309.9       39,171,615
Qualified V                  18.429        22.227              20.61%                            1,304.0           28,985
Qualified VI                 18.146        21.922              20.81%                        5,814,568.3      127,466,773
Qualified VIII               18.525        22.377              20.79%                            4,311.4           96,477
Qualified X (1.15)           20.400        24.669              20.93%                           43,662.1        1,077,119
Qualified X (1.25)           20.328        24.557              20.80%                          668,583.2       16,418,730
Qualified XI                 18.309        22.205              21.28%                          297,723.2        6,610,911
Qualified XII (0.40)         16.863        20.546              21.84%                          165,483.2        3,399,972
Qualified XII (0.45)         11.057        13.464              21.77%                           79,776.9        1,074,133
Qualified XII (0.50)         11.551        14.059              21.71%                            6,941.6           97,592
Qualified XII (0.55)         11.814        13.443              13.79%            (11)           26,870.3          361,204
Qualified XII (0.65)         11.742        13.421              14.30%            (10)           17,656.7          236,968
Qualified XII (0.70)         11.790        13.410              13.74%             (5)           17,646.5          236,641
Qualified XII (0.75)         11.036        13.399              21.41%                           52,085.5          697,906
Qualified XII (0.80)         12.153        14.748              21.35%                          869,106.4       12,817,158
Qualified XII (0.85)         16.895        20.493              21.30%                          195,928.3        4,015,067
Qualified XII (0.90)         11.792        14.296              21.23%                            6,405.2           91,566
Qualified XII (0.95)         16.851        20.418              21.17%                          257,759.2        5,262,937
Qualified XII (1.00)         16.829        20.381              21.11%                          666,141.7       13,576,601
Qualified XII (1.05)         16.806        20.344              21.05%                           61,160.7        1,244,246
Qualified XII (1.10)         16.784        20.307              20.99%                           23,320.3          473,563
Qualified XII (1.15)         16.762        20.270              20.93%                           62,597.1        1,268,841
Qualified XII (1.20)         16.740        20.233              20.87%                           24,522.4          496,163
Qualified XII (1.25)         16.718        20.196              20.80%                            1,434.1           28,963
Qualified XII (1.30)         16.696        20.160              20.75%                            3,214.8           64,809
Qualified XII (1.40)         16.652        20.086              20.62%                            2,478.4           49,781
Qualified XII (1.50)         16.608        20.013              20.50%                            7,739.5          154,893
Qualified XIII               18.289        22.160              21.17%                           31,427.2          696,430
Qualified XV                 18.258        22.123              21.17%                           19,172.1          424,151

Variable Annuity Account C

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                Units
                                              --------              in Value of                 Outstanding       Reserves
                                       Beginning     End of         Accumulation                   at End          at End
                                        of Year       Year              Unit                      of Year          of Year
-------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio (continued):
Qualified XVI                           $18.068      $21.773   20.51%                          93,175.6       $     2,028,703
Qualified XVII                           18.146       21.922   20.81%                          24,824.6               544,205
Qualified XVIII                          20.328       24.557   20.80%                          19,410.1               476,664
Qualified XXI                            19.112       22.144   15.86%                 (5)      53,724.1             1,189,654
Qualified XXII                           19.144       22.181   15.86%                 (5)      51,974.1             1,152,819
Annuity contracts in payment period                                                                                    62,930
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                         $15,463,100,152
===============================================================================================================================

   Qualified I       Individual contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans"
                     established pursuant to Section 401 of the Internal Revenue Code ("Code"); Tax-Deferred Annuity Plans
                     established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual Retirement Annuity Plans established by or on behalf of individuals pursuant to section
                     408(b) of the Code; Individual contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans"
                     established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962,
                     as amended; allocated group contracts issued prior to May 1, 1975 in connection with Qualified Corporate
                     Retirement Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity
                     Plans.

   Qualified III     Individual contracts issued in connection with Tax-Deferred Annuity Plans and Individual Retirement Annuity
                     Plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group contracts issued since October 1, 1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with
                     Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

   Qualified V       Certain group AetnaPlus contracts issued since August 28, 1992 in connection with "Optional Retirement Plans"
                     established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

   Qualified VI      Certain group AetnaPlus contracts issued in connection with Tax-Deferred Annuity Plans, Retirement Plus Plans and Deferred Compensation Plans since August 28, 1992.

   Qualified VII     Certain existing contracts that were converted to ACES, an administrative system (previously valued under
                     Qualified I).

   Qualified VIII    Group AetnaPlus contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans
                     adopted by state and local governments since June 30, 1993.

   Qualified IX      Certain large group contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

   Qualified X       Individual Retirement Annuity and Simplified Employee Pension Plans issued or converted to ACES, an administrative system.

   Qualified XI      Certain large group contracts issued in connection with Deferred Compensation Plans adopted by state and local governments since January 1996.

   Qualified XII     Group Retirement Plus and Voluntary TDA contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and contracts issued since October 1, 1996 in connection with Optional Retirement Plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

   Qualified XIII    Certain existing contracts issued in connection with Deferred Compensation Plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

   Qualified XIV     Certain existing contracts issued in connection with Deferred Compensation Plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

   Qualified XV      Certain existing contracts issued in connection with Deferred Compensation Plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new contracts issued after that date in connection with certain Deferred Compensation Plans.

   Qualified XVI     Group AetnaPlus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Tax-Deferred Annuity Plans, Retirement Plus Plans and Deferred Compensation Plans.

   Qualified XVII    Group AetnaPlus contracts containing contractual limits on fees issued in connection with Tax-Deferred Annuity
                     Plans and Deferred Compensation Plans, which result in reduced daily charges for certain funding options effective May 29, 1997.

   Qualified XVIII   Individual Retirement Annuity and Simplified Employee Pension Plan contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

   Qualified XIX     Group Corporate 401 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

   Qualified XX      Group HR 10 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

   Qualified XXI     Certain existing contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 20, 1999.

   Qualified XXII    Certain existing contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 20, 1999.

Variable Annuity Account C

Notes to Condensed Financial Information:

 (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1999.

 (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1999.

 (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1999.

 (4) - Reflects less than a full year of performance activity. Funds were first received in this option during April 1999.

 (5) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1999.

 (6) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1999.

 (7) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1999.

 (8) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1999.

 (9) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1999.

(10) - Reflects less than a full year of performance activity. Funds were first received in this option during October 1999.

(11) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1999.

(12) - Reflects less than a full year of performance activity. Funds were first received in this option during December 1999.


See Notes to Financial Statements

Variable Annuity Account C

Notes to Financial Statements - December 31, 1999

1.   Summary of Significant Accounting Policies

     Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     a. Valuation of Investments

     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1999:

     Aetna Ascent VP                       Fidelity Investments Variable Insurance Products Fund:
     Aetna Balanced VP, Inc.               o Equity-Income Portfolio
     Aetna Bond VP                         o Growth Portfolio
     Aetna Crossroads VP                   o High Income Portfolio
     Aetna Get Fund, Series C              o Overseas Portfolio
     Aetna Get Fund, Series D              Fidelity Investments Variable Insurance Products Fund II:
     Aetna Get Fund, Series E              o Asset Manager Portfolio
     Aetna Get Fund, Series G              o Contrafund Portfolio
     Aetna Get Fund, Series H              o Index 500 Portfolio
     Aetna Growth and Income VP            Janus Aspen Series:
     Aetna Growth VP                       o Aggressive Growth Portfolio
     Aetna High Yield VP                   o Balanced Portfolio
     Aetna Index Plus Bond VP              o Flexible Income Portfolio
     Aetna Index Plus Large Cap VP         o Growth Portfolio
     Aetna Index Plus Mid Cap VP           o Worldwide Growth Portfolio
     Aetna Index Plus Small Cap VP         Lexington Emerging Markets Fund
     Aetna International VP                Lexington Natural Resources Trust Fund
     Aetna Legacy VP                       MFS Funds:
     Aetna Money Market VP                 o Total Return Series
     Aetna Real Estate Securities VP       Oppenheimer Funds:
     Aetna Small Company VP                o Global Securities Fund/VA
     Aetna Value Opportunity VP            o Strategic Bond Fund/VA
     AIM V.I. Funds:                       Portfolio Partners, Inc. (PPI):
     o Capital Appreciation Fund           o PPI MFS Emerging Equities Portfolio
     o Growth and Income Fund              o PPI MFS Research Growth Portfolio
     o Growth Fund                         o PPI MFS Value Equity Portfolio
     o Value Fund                          o PPI Scudder International Growth Portfolio
     Calvert Social Balanced Portfolio     o PPI T. Rowe Price Growth Equity Portfolio

     b. Other

     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c. Federal Income Taxes

     The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Variable Annuity Account C

     d. Annuity Reserves

     Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statement of Operations.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1999 aggregated $4,379,494,735 and $3,038,110,918.

Variable Annuity Account C

5.   Supplemental Information to Statements of Operations

-------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999

                                                          Valuation         Proceeds         Cost of
                                                           Period             from         Investments
                                        Dividends        Deductions          Sales            Sold
-------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation         $5,424,720        ($940,095)      $21,050,463    $17,923,719
-------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation        129,648,887      (11,409,349)      171,784,150    134,352,886
-------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation         20,583,480       (4,121,837)       76,211,807     75,164,913
-------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation          4,102,960         (794,117)       20,541,177     18,623,780
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation         19,659,225         (300,702)       61,627,051     73,666,337
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation         49,567,794       (2,297,493)       65,399,058     46,252,270
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation          9,818,549       (6,617,202)       79,039,494     77,044,032
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation          1,026,607         (841,648)        4,290,162      4,199,198
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation            126,467          (70,416)          326,817        320,955
-------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                  0             (453)              124            124
-------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation      1,090,401,955      (69,870,331)    1,125,243,123    977,360,909
-------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation          6,868,901       (1,208,168)       13,984,560     10,684,305
-------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation            240,452          (24,430)        6,400,921      6,491,793
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:
Annuity contracts in accumulation             65,211          (16,666)        2,220,589      2,299,816
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation         19,800,531       (4,075,549)       19,224,441     13,144,705
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation          1,034,576          (71,863)        5,521,453      5,107,109
-------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation             16,354          (73,367)        8,139,482      7,636,928
-------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation            545,291          (38,870)        3,280,269      3,005,531
-------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation          2,455,488         (529,171)       18,575,474     17,994,341
-------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation         11,526,349       (3,232,107)      467,395,045    463,827,536
-------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                   Net Unrealized                  Net                 Net
                                           Net                   Gain (Loss)                Change in      Increase (Decrease)
                                        Realized                 -----------                Unrealized        in Net Assets
                                       Gain (Loss)       Beginning           End           Gain (Loss)       Resulting from
                                     on Investments       of Year          of Year        on Investments       Operations
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation        $3,126,744       $1,897,575        $4,030,133        $2,132,558         $9,743,927
------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation        37,431,264       87,636,330        45,044,344       (42,591,986)       113,078,816
------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation         1,046,894        4,484,663       (19,754,875)      (24,239,538)        (6,731,001)
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation         1,917,397          598,907         1,130,783           531,876          5,758,116
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation       (12,039,286)       6,591,127                 0        (6,591,127)           728,110
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation        19,146,788       52,568,856        19,237,706       (33,331,150)        33,085,939
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation         1,995,462           75,991        25,690,783        25,614,792         30,811,601
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation            90,964                0        10,381,800        10,381,800         10,657,723
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation             5,862                0         1,305,419         1,305,419          1,367,332
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                 0                0             2,236             2,236              1,783
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation       147,882,214      (10,415,627)     (281,156,139)     (270,740,512)       897,673,326
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation         3,300,255        7,094,432        31,404,391        24,309,959         33,270,947
------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation           (90,872)        (104,129)         (112,582)           (8,453)           116,697
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:
Annuity contracts in accumulation           (79,227)         (60,361)          (64,241)           (3,880)           (34,562)
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation         6,079,736       38,198,247        94,088,323        55,890,076         77,694,794
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation           414,344          420,810           147,754          (273,056)         1,104,001
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation           502,554          395,906           672,037           276,131            721,672
------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation           274,738           53,600         1,272,468         1,218,868          2,000,027
------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation           581,133         (120,205)          (83,476)           36,729          2,544,179
------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation         3,567,509        5,409,256         4,054,787        (1,354,469)        10,507,282
------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5.   Supplemental Information to Statements of Operations (continued)

----------------------------------------------------------------------------------------------
Year Ended December 31, 1999

                                                      Valuation       Proceeds      Cost of
                                                        Period          from      Investments
                                       Dividends      Deductions       Sales          Sold
----------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation         $96,758        ($21,708)   $4,751,578    $4,984,993
----------------------------------------------------------------------------------------------
 Aetna Small Company VP:
Annuity contracts in accumulation         737,403        (519,552)   40,286,820    39,790,199
----------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation       1,611,663        (341,816)    7,979,762     6,203,281
----------------------------------------------------------------------------------------------
AIM V.I. Funds:
 Capital Appreciation Fund:
Annuity contracts in accumulation          28,724           3,269     1,544,175     1,410,847
----------------------------------------------------------------------------------------------
 Growth and Income Fund:
Annuity contracts in accumulation          68,381         (17,821)      204,821       189,523
----------------------------------------------------------------------------------------------
 Growth Fund:
Annuity contracts in accumulation         138,595           5,418       169,728       154,998
----------------------------------------------------------------------------------------------
 Value Fund:
Annuity contracts in accumulation         132,412         (24,625)      576,329       531,365
----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation       6,507,151        (756,397)    8,714,679     5,905,102
----------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation      10,257,428      (2,626,771)   41,095,659    30,480,559
----------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation      27,209,682      (3,706,242)   17,808,060    11,356,644
----------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation         145,647         (21,453)    1,233,636     1,275,624
----------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation         579,736        (188,699)   10,461,822     9,483,583
----------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation       1,997,141        (339,739)    4,369,870     3,500,735
----------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation      14,553,764      (4,734,800)   33,984,565    18,708,684
----------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation       1,559,066      (1,337,952)   21,485,592    11,241,981
----------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation      19,472,265      (6,169,116)   31,107,794    12,726,969
----------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation       4,338,447      (1,930,480)    6,359,847     3,664,310
----------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation       2,263,711        (358,371)   13,162,073    13,059,305
----------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation       1,753,103      (2,631,764)    9,901,606     5,697,727
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                  Net Unrealized                Net                Net
                                           Net                 Gain (Loss)               Change in     Increase (Decrease)
                                        Realized               -----------              Unrealized        in Net Assets
                                       Gain (Loss)      Beginning          End          Gain (Loss)      Resulting from
                                     on Investments      of Year         of Year      on Investments       Operations
--------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation       ($233,415)        ($110,732)       ($72,859)        $37,873           ($120,492)
--------------------------------------------------------------------------------------------------------------------------
 Aetna Small Company VP:
Annuity contracts in accumulation         496,621          (403,739)     13,100,682      13,504,421          14,218,893
--------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation       1,776,481         3,491,978       5,773,811       2,281,833           5,328,161
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
 Capital Appreciation Fund:
Annuity contracts in accumulation         133,328                 0         166,754         166,754             332,075
--------------------------------------------------------------------------------------------------------------------------
 Growth and Income Fund:
Annuity contracts in accumulation          15,298                 0       1,220,016       1,220,016           1,285,874
--------------------------------------------------------------------------------------------------------------------------
 Growth Fund:
Annuity contracts in accumulation          14,730                 0         497,930         497,930             656,673
--------------------------------------------------------------------------------------------------------------------------
 Value Fund:
Annuity contracts in accumulation          44,964                 0         835,034         835,034             987,785
--------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation       2,809,577         9,585,862       7,801,335      (1,784,527)          6,775,804
--------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation      10,615,100        37,581,942      29,981,910      (7,600,032)         10,645,725
--------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation       6,451,416        60,197,198     135,925,667      75,728,469         105,683,325
--------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation         (41,988)            8,863          42,986          34,123             116,329
--------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation         978,239           253,388       5,076,505       4,823,117           6,192,393
--------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation         869,135         3,974,260       3,975,450           1,190           2,527,727
--------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation      15,275,881       106,134,557     167,567,655      61,433,098          86,527,943
--------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation      10,243,611        26,655,788      35,135,496       8,479,708          18,944,433
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation      18,380,825        99,893,644     589,941,753     490,048,109         521,732,083
--------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation       2,695,537        20,140,807      53,832,562      33,691,755          38,795,259
--------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation         102,768           175,498      (1,682,793)     (1,858,291)            149,817
--------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation       4,203,879        34,398,134     119,830,478      85,432,344          88,757,562
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5.   Supplemental Information to Statements of Operations (continued)

---------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999

                                                                    Valuation          Proceeds          Cost of
                                                                     Period              from          Investments
                                                 Dividends         Deductions           Sales              Sold
---------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                 $1,323,812        ($8,554,217)      $63,944,985       $35,293,263
---------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                     32,463            (70,487)       10,365,694         9,445,496
---------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    104,698           (205,256)        8,764,535        10,714,263
---------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Total Return Series:
Annuity contracts in accumulation                     28,468             (6,861)          149,841           140,401
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund/VA: (1)
Annuity contracts in accumulation                     61,201            (28,933)        1,584,101         1,350,923
---------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (2)
Annuity contracts in accumulation                    160,240            (35,993)        1,816,177         1,856,796
---------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                  4,595,402         (5,055,146)       76,719,475        57,253,122
---------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                    458,020         (2,725,841)       47,188,957        37,113,369
---------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                  4,866,792         (2,019,570)       19,528,061        13,513,009
---------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  8,941,510         (2,492,688)      347,966,927       288,716,184
---------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                  5,343,084         (2,549,311)       34,628,089        25,448,794
---------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C              $1,492,280,564      ($155,996,756)   $3,038,110,918    $2,616,313,236
=====================================================================================================================


-------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                            Net Unrealized                   Net
                                                    Net                   Gain (Loss)                 Change in
                                                 Realized                 -----------                Unrealized
                                                Gain (Loss)      Beginning            End            Gain (Loss)
                                              on Investments      of Year           of Year        on Investments
-------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation               $28,651,722    $137,641,800       $537,057,291       $399,415,491
-------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                   920,198      (1,654,236)         3,274,926          4,929,162
-------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                (1,949,728)     (6,226,325)        (2,122,540)         4,103,785
-------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Total Return Series:
Annuity contracts in accumulation                     9,440          21,009             (1,178)           (22,187)
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund/VA: (1)
Annuity contracts in accumulation                   233,178          90,591          1,418,022          1,327,431
-------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (2)
Annuity contracts in accumulation                   (40,619)         23,736             (2,586)           (26,322)
-------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                19,466,353      87,984,814        265,730,062        177,745,248
-------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                10,075,588      40,672,835         81,650,752         40,977,917
-------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 6,015,052      30,665,227         93,135,075         62,469,848
-------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                59,250,743      18,451,441         60,499,972         42,048,531
-------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                 9,179,295      45,568,978         76,614,253         31,045,275
-------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C               $421,797,682    $949,942,696     $2,223,496,072     $1,273,553,376
===================================================================================================================

-----------------------------------------------------------------
Year Ended December 31, 1999                          Net
                                              Increase (Decrease)
                                                 in Net Assets
                                                Resulting from
                                                  Operations
-----------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                 $420,836,808
-----------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                    5,811,336
-----------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    2,053,499
-----------------------------------------------------------------
MFS Funds:
 Total Return Series:
Annuity contracts in accumulation                        8,860
-----------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund/VA: (1)
Annuity contracts in accumulation                    1,592,877
-----------------------------------------------------------------
 Strategic Bond Fund/VA: (2)
Annuity contracts in accumulation                       57,306
-----------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                  196,751,857
-----------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                   48,785,684
-----------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                   71,332,122
-----------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  107,748,096
-----------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                   43,018,343
-----------------------------------------------------------------
Total Variable Annuity Account C                $3,031,634,866
=================================================================

(1) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(2) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                     Net
                                                                Net           Change in
                                              Net            Realized         Unrealized
                                           Investment       Gain (Loss)      Gain (Loss)
                                             Income       on Investments    on Investments
-------------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation           $4,484,625       $3,126,744        $2,132,558
-------------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation          118,239,538       37,431,264       (42,591,986)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation           16,461,643        1,046,894       (24,239,538)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation            3,308,843        1,917,397           531,876
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           19,358,523      (12,039,286)       (6,591,127)
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation           47,270,301       19,146,788       (33,331,150)
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation            3,201,347        1,995,462        25,614,792
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation              184,959           90,964        10,381,800
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation               56,051            5,862         1,305,419
-------------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation                 (453)               0             2,236
-------------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation        1,020,531,624      147,882,214      (270,740,512)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation            5,660,733        3,300,255        24,309,959
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation              216,022          (90,872)           (8,453)
-------------------------------------------------------------------------------------------
 Aetna Index Plus Bond VP:
 Annuity contracts in accumulation               48,545          (79,227)           (3,880)
-------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           15,724,982        6,079,736        55,890,076
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation              962,713          414,344          (273,056)
-------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation              (57,013)         502,554           276,131
-------------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation              506,421          274,738         1,218,868
-------------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation            1,926,317          581,133            36,729
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)              Net Assets
                                           in Net Assets                 ----------
                                             from Unit          Beginning            End
                                           Transactions          of Year           of Year
-----------------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation          ($13,863,249)        $86,000,256       $81,880,934
-----------------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation          (131,531,827)        982,574,403       958,810,376
 Annuity contracts in payment period                              29,218,792        34,529,808
-----------------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation           (59,574,107)        377,693,504       312,007,882
 Annuity contracts in payment period                               6,384,037         5,764,551
-----------------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation           (12,384,759)         74,028,644        67,400,270
 Annuity contracts in payment period                                  71,489            73,220
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           (60,309,287)        59,581,1770                 0
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation           (60,859,707)        198,180,953       170,407,185
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation           169,649,573         270,980,130       471,441,304
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation           147,163,657                   0       157,821,380
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation            44,301,023                   0        45,668,355
-----------------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation             1,780,802                   0         1,782,585
-----------------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation          (946,107,352)      5,846,282,205     5,753,192,035
 Annuity contracts in payment period                             328,867,005       373,523,149
-----------------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation            47,381,121          64,734,239       145,431,206
 Annuity contracts in payment period                                 116,487            71,588
-----------------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation               816,418           1,244,378         2,177,493
-----------------------------------------------------------------------------------------------
 Aetna Index Plus Bond VP:
 Annuity contracts in accumulation              (391,345)          1,425,611           999,704
-----------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           158,281,330         238,578,749       473,757,587
 Annuity contracts in payment period                                 437,343         1,234,629
-----------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation             3,990,282           4,116,477         9,210,760
-----------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation             2,602,681           4,953,155         8,277,508
-----------------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation             3,698,655           2,016,027         7,714,709
-----------------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation           (12,977,974)         53,070,226        42,650,270
 Annuity contracts in payment period                                 261,063           247,224
-----------------------------------------------------------------------------------------------

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

--------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                 Net
                                                            Net           Change in
                                            Net          Realized        Unrealized
                                         Investment     Gain (Loss)      Gain (Loss)
                                           Income    on Investments   on Investments
--------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation       $8,294,242     $3,567,509       ($1,354,469)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation           75,050       (233,415)           37,873
--------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation          217,851        496,621        13,504,421
 Annuity contracts in payment period
--------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation        1,269,847      1,776,481         2,281,833
--------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation           31,993        133,328           166,754
--------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation           50,560         15,298         1,220,016
--------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation          144,013         14,730           497,930
--------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation          107,787         44,964           835,034
--------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation        5,750,754      2,809,577        (1,784,527)
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation        7,630,657     10,615,100        (7,600,032)
--------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation       23,503,440      6,451,416        75,728,469
--------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation          124,194        (41,988)           34,123
--------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation          391,037        978,239         4,823,117
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation        1,657,402        869,135             1,190
--------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation        9,818,964     15,275,881        61,433,098
--------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation          221,114     10,243,611         8,479,708
--------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation       13,303,149     18,380,825       490,048,109
--------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation        2,407,967      2,695,537        33,691,755
--------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation        1,905,340        102,768        (1,858,291)
--------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)             Net Assets
                                           in Net Assets                ----------
                                             from Unit         Beginning           End
                                           Transactions         of Year          of Year
---------------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation           $56,001,252     $258,856,854       $325,367,721
 Annuity contracts in payment period                               83,117             80,784
---------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation               543,051        1,561,066          1,983,625
---------------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation               734,295       47,966,985         62,919,038
 Annuity contracts in payment period                                9,901             11,036
---------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation               526,409       28,785,139         34,639,709
---------------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation             1,498,214                0          1,830,289
---------------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation             8,466,129                0          9,752,003
---------------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation             4,044,040                0          4,700,713
---------------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation             7,550,284                0          8,538,069
---------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation            (2,584,906)      63,901,407         68,092,305
---------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation           (22,905,250)     226,201,287        213,941,762
---------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation           104,243,427      230,408,503        440,335,255
---------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation               146,104        1,611,556          1,873,989
---------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation             1,026,570       14,814,602         22,033,565
---------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation            (1,496,641)      26,699,659         27,730,745
---------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation            28,744,136      360,081,326        475,353,405
---------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation            10,276,427       93,352,318        122,573,178
---------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation           279,468,672      292,229,082      1,093,429,837
---------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation           101,738,423       94,876,992        235,410,674
---------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation               257,212       32,501,248         32,908,277
---------------------------------------------------------------------------------------------

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

----------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                              Net
                                                                        Net            Change in
                                                      Net            Realized         Unrealized
                                                  Investment        Gain (Loss)       Gain (Loss)
                                                    Income        on Investments    on Investments
----------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                    ($878,661)     $4,203,879        $85,432,344
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  (7,230,405)      28,651,722        399,415,491
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                     (38,024)         920,198          4,929,162
----------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                    (100,558)      (1,949,728)         4,103,785
----------------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation                      21,607            9,440            (22,187)
----------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Global Securities Fund/VA: (1)
 Annuity contracts in accumulation                      32,268          233,178          1,327,431
----------------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (2)
 Annuity contracts in accumulation                     124,247          (40,619)           (26,322)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                    (459,744)      19,466,353        177,745,248
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                  (2,267,821)      10,075,588         40,977,917
----------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   2,847,222        6,015,052         62,469,848
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   6,448,822       59,250,743         42,048,531
----------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   2,793,773        9,179,295         31,045,275
 Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
 Total Variable Annuity Account C                $1,336,283,808    $421,797,682     $1,273,553,376
====================================================================================================

--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                           Net
                                               Increase (Decrease)               Net Assets
                                                  in Net Assets                  ----------
                                                    from Unit           Beginning             End
                                                  Transactions           of Year            of Year
--------------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                $141,722,099         $132,697,360       $362,723,120
 Annuity contracts in payment period                                        235,492            689,393
--------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                 100,021,912          615,835,740      1,136,307,574
 Annuity contracts in payment period                                        365,972            752,858
--------------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                   1,680,324            4,094,455         11,586,115
--------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                  (5,286,357)          19,741,327         16,508,469
--------------------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation                     289,569              385,767            684,196
--------------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Global Securities Fund/VA: (1)
 Annuity contracts in accumulation                   3,302,879              976,121          5,871,877
--------------------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (2)
 Annuity contracts in accumulation                   1,177,371            2,253,578          3,464,259
 Annuity contracts in payment period                                          3,521             27,517
--------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (33,182,887)         434,156,330        597,714,231
 Annuity contracts in payment period                                         27,431             38,500
--------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                 (35,109,323)         242,087,516        255,763,877
--------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   4,623,083          150,852,476        226,770,707
 Annuity contracts in payment period                                              0             36,974
--------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                 (18,230,281)         201,965,809        291,483,624
--------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                 (15,852,163)         215,872,943        243,032,240
 Annuity contracts in payment period                                         56,047             62,930
--------------------------------------------------------------------------------------------------------
 Total Variable Annuity Account C                   $5,100,009      $12,426,365,277    $15,463,100,152
========================================================================================================

(1) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(2) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

--------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                      Net
                                                                 Net           Change in
                                               Net            Realized         Unrealized
                                            Investment       Gain (Loss)      Gain (Loss)
                                              Income       on Investments    on Investments
--------------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation            $3,128,384      $2,562,397        ($3,610,219)
--------------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation           153,211,956      42,703,224        (53,862,918)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation            18,437,889         521,925          5,612,691
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation             2,049,966       2,450,233         (2,015,396)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation            15,962,213      11,960,830        (16,355,219)
--------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation            21,997,865      23,920,782          5,826,482
--------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation               816,486               0             75,991
--------------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation         1,015,570,023     190,048,495       (448,991,512)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation              (223,647)        231,175          7,331,655
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation               116,367         (49,386)          (104,129)
--------------------------------------------------------------------------------------------
 Aetna Index Plus Bond VP:
 Annuity contracts in accumulation                71,714           8,031            (60,361)
--------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation             8,817,406       1,967,287         31,233,673
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation               186,430          (9,298)           420,810
--------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation               180,192        (238,686)           395,906
--------------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation                91,856        (177,741)            53,600
--------------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation             1,746,594         975,624           (708,542)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation             9,089,898       1,505,797           (303,586)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation                70,732         (47,944)          (110,732)
--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                     Net
                                         Increase (Decrease)              Net Assets
                                            in Net Assets                 ----------
                                              from Unit          Beginning            End
                                            Transactions          of Year           of Year
------------------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation            $11,804,390         $72,115,304       $86,000,256
------------------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation           (119,806,746)        968,354,403       982,574,403
 Annuity contracts in payment period                               21,193,276        29,218,792
------------------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation            (19,343,273)        372,629,553       377,693,504
 Annuity contracts in payment period                                6,218,756         6,384,037
------------------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation             21,876,020          49,739,310        74,028,644
 Annuity contracts in payment period                                        0            71,489
------------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation            (31,539,579)         79,552,932        59,581,177
------------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation            (90,386,869)        236,822,693       198,180,953
------------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation            270,087,653                   0       270,980,130
------------------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation           (952,072,750)      6,078,549,136     5,846,282,205
 Annuity contracts in payment period                              292,045,818       328,867,005
------------------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation             56,413,060           1,098,483        64,734,239
 Annuity contracts in payment period                                        0           116,487
------------------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation              1,281,526                   0         1,244,378
------------------------------------------------------------------------------------------------
 Aetna Index Plus Bond VP:
 Annuity contracts in accumulation              1,406,227                   0         1,425,611
------------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation            113,822,649          83,098,319       238,578,749
 Annuity contracts in payment period                                   76,758           437,343
------------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation              3,518,535                   0         4,116,477
------------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation              4,615,743                   0         4,953,155
------------------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation              2,048,312                   0         2,016,027
------------------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation             18,514,701          32,749,254        53,070,226
 Annuity contracts in payment period                                   53,658           261,063
------------------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation              8,301,664         240,346,197       258,856,854
 Annuity contracts in payment period                                        0            83,117
------------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation              1,649,010                   0         1,561,066
------------------------------------------------------------------------------------------------

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                      Net
                                                                 Net           Change in
                                                Net           Realized        Unrealized
                                             Investment      Gain (Loss)      Gain (Loss)
                                               Income     on Investments   on Investments
-------------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation               $34,075       ($632,566)       ($237,039)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation                72,311         170,847        3,765,980
-------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation             3,912,500       1,912,051        2,389,226
-------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation             9,927,989       6,494,005        3,583,644
-------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation            16,421,511       2,297,310       37,802,599
-------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                (5,690)        (11,606)           8,863
-------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation               894,375         575,848           27,910
-------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation             2,664,758         493,267           52,204
-------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation            11,718,943       8,948,829       55,916,578
-------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation             1,445,737       1,421,594       15,143,241
-------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation            (2,715,064)      9,472,868       63,408,377
-------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation             2,053,127       1,503,469       15,336,313
-------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation             1,403,917         484,768         (205,615)
-------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation             5,050,660       2,933,593       22,714,944
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation            13,991,276      27,711,590       75,136,932
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation               341,144      (1,259,258)        (685,957)
-------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation             1,386,460         551,760       (8,013,218)
-------------------------------------------------------------------------------------------
 MFS Fund:
  Total Return Series:
 Annuity contracts in accumulation                  (980)           (168)          21,009
-------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Year Ended December 31, 1998                       Net
                                           Increase (Decrease)            Net Assets
                                              in Net Assets               ----------
                                                from Unit         Beginning          End
                                              Transactions         of Year         of Year
---------------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation              $43,856,203        $4,956,212    $47,966,985
 Annuity contracts in payment period                                        0          9,901
---------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation               22,736,361         2,039,640     28,785,139
---------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation                1,243,219        54,444,411     63,901,407
---------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation               15,460,299       190,735,350    226,201,287
---------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation               45,629,738       128,257,345    230,408,503
---------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                1,619,989                 0      1,611,556
---------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation                 (132,737)       13,449,206     14,814,602
---------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation                  290,089        23,199,341     26,699,659
---------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation               26,948,171       256,548,805    360,081,326
---------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation               17,619,975        57,721,771     93,352,318
---------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation               11,462,457       210,600,444    292,229,082
---------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation               38,532,102        37,451,981     94,876,992
---------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation               16,062,139        14,756,039     32,501,248
---------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation               22,205,253        79,992,417    132,697,360
 Annuity contracts in payment period                                   35,986        235,492
---------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation               70,151,913       429,093,163    615,835,740
 Annuity contracts in payment period                                  116,838        365,972
---------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                  (90,067)        5,788,593      4,094,455
---------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation              (17,149,400)       42,965,725     19,741,327
---------------------------------------------------------------------------------------------
 MFS Fund:
  Total Return Series:
 Annuity contracts in accumulation                  365,906                 0        385,767
---------------------------------------------------------------------------------------------

Variable Annuity Account C

6.   Supplemental Information to Statements of Changes in Net Assets (continued)

--------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                             Net
                                                                        Net           Change in
                                                      Net            Realized        Unrealized
                                                  Investment        Gain (Loss)      Gain (Loss)
                                                    Income        on Investments   on Investments
--------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Global Securities Fund:
 Annuity contracts in accumulation                      ($3,966)        ($25,797)        $90,591
--------------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                      (10,626)         (19,660)         23,736
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   (3,417,298)       6,217,559      91,886,007
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   (2,696,448)       3,203,133      44,839,052
--------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   (1,409,082)       1,764,276      29,028,143
--------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   (2,085,647)      20,936,373      15,417,811
--------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   (1,234,277)       2,580,929      42,197,410
 Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
 Total Variable Annuity Account C                $1,309,062,029     $376,057,759     $34,476,935
==================================================================================================

--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                           Net
                                               Increase (Decrease)               Net Assets
                                                  in Net Assets                  ----------
                                                    from Unit           Beginning             End
                                                  Transactions           of Year            of Year
--------------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Global Securities Fund:
 Annuity contracts in accumulation                     $915,293                  $0           $976,121
--------------------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                    2,263,649                   0          2,253,578
 Annuity contracts in payment period                                              0              3,521
--------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                  (13,492,672)        352,966,999        434,156,330
 Annuity contracts in payment period                                         23,166             27,431
--------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                  (30,288,218)        227,029,997        242,087,516
--------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                    5,182,435         116,286,704        150,852,476
--------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                  (35,002,543)        202,699,815        201,965,809
--------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                    2,934,376         169,450,553        215,872,943
 Annuity contracts in payment period                                              0             56,047
--------------------------------------------------------------------------------------------------------
 Total Variable Annuity Account C                 ($448,485,797)    $11,155,254,351    $12,426,365,277
========================================================================================================

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
 (3) - Effective May 1, 1998, Aetna Income Shares began doing business under the name Aetna Bond VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Fund began doing business under the name Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
 (7) - Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.
 (8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.
(10) - Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.
(11) - Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
(12) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
(13) - Effective May 1, 1998, Aetna Variable Encore Fund began doing business under the name Aetna Money Market VP.
(14) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
(15) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
(16) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                          Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company and Contract Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1999, the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999, in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP


Hartford, Connecticut
February 3, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

                  Index to Consolidated Financial Statements

                                                                                       Page
                                                                                       ----
Independent Auditors' Report........................................................    F-2
Consolidated Financial Statements:
   Consolidated Statements of Income for the Years Ended December 31, 1999,
     1998 and 1997..................................................................    F-3
   Consolidated Balance Sheets as of December 31, 1999 and 1998.....................    F-4
   Consolidated Statements of Changes in Shareholder's Equity for the Years Ended
     December 31, 1999, 1998 and 1997...............................................    F-5
   Consolidated Statements of Cash Flows for the Years Ended December 31, 1999, 1998
     and 1997.......................................................................    F-6
   Notes to Consolidated Financial Statements.......................................    F-7

                         Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.



                                                              /s/ KPMG LLP



Hartford, Connecticut
February 7, 2000

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                       Consolidated Statements of Income
                                   (millions)

                                                               Years Ended December 31,
                                                       -----------------------------------------
                                                           1999          1998           1997
                                                       -----------   ------------   ------------
Revenue:
 Premiums                                               $  107.5       $   79.4      $   69.1
 Charges assessed against policyholders                    388.3          324.3         262.0
 Net investment income                                     886.3          871.8         881.7
 Net realized capital (losses) gains                       (21.5)          10.4          29.7
 Other income                                              129.7          100.2          96.8
                                                        --------       --------      --------
  Total revenue                                          1,490.3        1,386.1       1,339.3
                                                        --------       --------      --------
Benefits and expenses:
 Current and future benefits                               746.2          714.4         720.4
 Operating expenses:
  Salaries and related benefits                            153.0          141.0         133.5
  Other                                                    214.9          200.8         182.8
 Amortization of deferred policy acquisition costs         104.9           91.2          66.3
                                                        --------       --------      --------
  Total benefits and expenses                            1,219.0        1,147.4       1,103.0
                                                        --------       --------      --------
Income from continuing operations before income
  taxes                                                    271.3          238.7         236.3
Income taxes                                                90.1           66.6          68.4
                                                        --------       --------      --------
Income from continuing operations                          181.2          172.1         167.9
Discontinued operations, net of tax:
 Income from operations                                       --           61.8          67.8
 Amortization of deferred gain on sale                       5.7             --            --
 Immediate gain on sale                                       --           59.0            --
                                                        --------       --------      --------
Net income                                              $  186.9       $  292.9      $  235.7
                                                        ========       ========      ========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
        (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                     December 31,    December 31,
                                                                         1999            1998
                                                                    -------------   --------------
                              Assets
Investments:
 Debt securities available for sale, at fair value
  (amortized cost: $11,657.9 and $11,571.3)                            $11,410.1       $12,068.2
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $134.7 and $202.6)                  130.9           203.3
  Investment in affiliated mutual funds (cost: $63.5 and $96.8)             64.1           100.1
  Common stock (cost: $6.7 and $1.0)                                        11.5             2.0
 Short-term investments                                                     74.2            48.9
 Mortgage loans                                                              6.7            12.7
 Policy loans                                                              314.0           292.2
 Other investments                                                          13.2            12.7
                                                                     -----------     -----------
    Total investments                                                   12,024.7        12,740.1
Cash and cash equivalents                                                  693.3           628.3
Short-term investments under securities loan agreement                     232.5           277.3
Accrued investment income                                                  150.7           151.6
Premiums due and other receivables                                         298.3            61.1
Reinsurance recoverable                                                  3,001.2         2,959.8
Deferred income taxes                                                      150.4           114.3
Deferred policy acquisition costs                                        1,046.4           893.1
Other assets                                                                96.5            70.4
Separate Accounts assets                                                38,692.6        29,430.2
                                                                     -----------     -----------
    Total assets                                                       $56,386.6       $47,326.2
                                                                     ===========     ===========
                    Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                                $ 3,850.4       $ 3,815.9
 Unpaid claims and claim expenses                                           27.3            18.8
 Policyholders' funds left with the Company                             11,121.7        11,305.6
                                                                     -----------     -----------
    Total insurance reserve liabilities                                 14,999.4        15,140.3
 Payables under securities loan agreement                                  232.5           277.3
 Current income taxes                                                       14.7           279.6
 Other liabilities                                                       1,063.0           805.5
 Separate Accounts liabilities                                          38,692.6        29,430.2
                                                                     -----------     -----------
    Total liabilities                                                   55,002.2        45,932.9
                                                                     -----------     -----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares
  authorized; 55,000 shares issued and outstanding)                          2.8             2.8
 Paid-in capital                                                           431.8           431.8
 Accumulated other comprehensive (loss) income                             (44.8)          104.8
 Retained earnings                                                         994.6           853.9
                                                                     -----------     -----------
    Total shareholder's equity                                           1,384.4         1,393.3
                                                                     -----------     -----------
     Total liabilities and shareholder's equity                        $56,386.6       $47,326.2
                                                                     ===========     ===========

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                        Years Ended December 31,
                                              ---------------------------------------------
                                                   1999            1998            1997
                                              -------------   -------------   -------------
Shareholder's equity, beginning of year          $1,393.3        $1,852.8        $1,618.3
Comprehensive income:
 Net income                                         186.9           292.9           235.7
 Other comprehensive income, net of tax:
   Unrealized (losses) gains on securities
    ($(230.2), $18.2 $49.9, pretax)(1)             (149.6)           11.9            32.4
                                               ----------      ----------      ----------
Total comprehensive income                           37.3           304.8           268.1
                                               ----------      ----------      ----------
Capital contribution                                   --             9.3            (5.0)
Other changes                                         2.8             2.4             5.7
                                               ----------      ----------      ----------
Common stock dividends                              (49.0)         (776.0)          (34.3)
                                               ----------      ----------      ----------
Shareholder's equity, end of year                $1,384.4        $1,393.3        $1,852.8
                                               ==========      ==========      ==========

(1) Net of reclassification adjustments.

See Notes to Consolidated Financial Statements

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                                    Years Ended December 31,
                                                                          ---------------------------------------------
                                                                               1999            1998            1997
                                                                          -------------   -------------   -------------
Cash Flows from Operating Activities:
Net income                                                                 $    186.9      $    292.9      $    235.7
Adjustments to reconcile net income to net cash (used for) provided by operating activities:
 Net accretion of discount on investments                                       (26.5)          (29.5)          (66.8)
 Amortization of deferred gain on sale                                          ( 5.7)             --              --
 Immediate gain on sale                                                            --           (59.0)             --
 Net realized capital losses (gains)                                             21.5           (11.1)          (36.0)
 Changes in assets and liabilities:
  Decrease (increase) in accrued investment income                                0.9            11.4           ( 4.0)
  Increase in premiums due and other receivables                                 23.3           (23.7)          (30.0)
  (Increase) decrease in policy loans                                           (21.8)          177.4           (70.3)
  Increase in deferred policy acquisition costs                                (153.3)         (132.8)         (155.8)
  Decrease in reinsurance loan to affiliate                                        --           397.2           231.1
  Net increase in universal life account balances                                55.7           122.9           157.1
  Decrease in other insurance reserve liabilities                               (28.6)          (41.8)         (120.3)
  Decrease in other liabilities and other assets                                (53.9)          (53.6)          (74.0)
  (Decrease) increase in income taxes                                          (259.8)          106.4           (25.8)
                                                                           ----------      ----------      ----------
Net cash (used for) provided by operating activities                           (261.3)          756.7            40.9
                                                                           ----------      ----------      ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                          5,890.1         6,790.2         5,311.4
  Equity securities                                                             111.2           150.1           103.1
  Mortgage loans                                                                  6.1             0.3             0.2
  Life Business                                                                    --           966.5              --
 Investment maturities and collections of:
  Debt securities available for sale                                          1,216.5         1,296.3         1,212.7
  Short-term investments                                                         80.6           135.3           108.4
 Cost of investment purchases in:
  Debt securities available for sale                                         (7,099.7)       (6,706.4)       (6,734.8)
  Equity securities                                                             (13.0)         (125.7)         (113.3)
  Short-term investments                                                       (106.0)          (83.9)         (167.1)
 Increase in property and equipment                                               5.7             9.0            10.0
 Other, net                                                                       3.7        (2,725.9)             --
                                                                           ----------      ----------      ----------
Net cash provided by (used for) investing activities                             95.2          (294.2)         (269.4)
                                                                           ----------      ----------      ----------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                      2,040.2         1,571.1         1,621.2
 Withdrawals of investment contracts                                         (1,680.8)       (1,393.1)       (1,256.3)
 Capital contribution to Separate Account                                          --              --           (25.0)
 Return of capital from Separate Account                                           --             1.7            12.3
Capital contribution from HOLDCO                                                   --             9.3            (5.0)
Dividends paid to shareholder                                                  (255.0)         (570.0)          (34.3)
Other, net                                                                      126.7           (34.3)           26.4
                                                                           ----------      ----------      ----------
Net cash provided by (used for) financing activities                            231.1          (415.3)          339.3
                                                                           ----------      ----------      ----------
Net increase in cash and cash equivalents                                        65.0            47.2           110.8
Cash and cash equivalents, beginning of year                                    628.3           581.1           470.3
                                                                           ----------      ----------      ----------
Cash and cash equivalents, end of year                                     $    693.3      $    628.3      $    581.1
                                                                           ==========      ==========      ==========
Supplemental cash flow information:
Income taxes paid, net                                                     $    316.5      $     60.5      $    130.3
                                                                           ==========      ==========      ==========

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to note 3).

Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other Aetna products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

Principles of Consolidation

The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA") and Aetna Investment Adviser Holding Company, Inc. ("IA Holdco"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. whose ultimate parent is Aetna Inc. ("Aetna"). On July 1, 1999, HOLDCO contributed IA Holdco to the Company (refer to note 2).

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. The contribution of IA Holdco to the Company was accounted for in a manner similar to that of a pooling-of-interests and accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of IA Holdco. Certain reclassifications have been made to 1998 and 1997 financial information to conform to the 1999 presentation.

New Accounting Standards

Accounting by Insurance and Other Enterprises for Insurance-Related Assesments

As of January 1, 1999, the Company adopted Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. The adoption of this standard did not have a material effect on the Company's financial position or results of operations, as the Company had previously accounted for guaranty-fund and other insurance-related assessments in a manner consistent with this standard.

Future Application of Accounting Standards

Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk

In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000. The Company does not expect the adoption of this standard to have a material effect on its financial position and results of operations.

Accounting for Derivative Instruments and Hedging Activities

In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact of FAS No. 133 on the Company's financial statements will vary based on certain factors including future interpretative guidance from the FASB, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. The Company is evaluating the impact of adoption of this standard and currently does not believe that it will have a material effect on its financial position and results of operations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience- rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholder's funds left with the Company.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholders' equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1999 and 1998, the Company loaned securities (which are reflected as invested assets) with a fair value of approximately $232.5 million and $277.3 million, respectively.

The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to note 5.)

Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

Deferred Policy Acquisition Costs

Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification. Unamortized deferred policy acquisition costs related to deferred annuity products were approximately $1.0 billion and $893 million as of December 31, 1999 and 1998, respectively.

Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

Insurance Reserve Liabilities

Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 1.50% to 11.25% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 1.50% to 11.25% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Revenue Recognition

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

Separate Accounts

Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Accounts assets are carried at fair value. At December 31, 1999 and 1998 , unrealized losses of $8.0 million and unrealized gains of $10.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.70% to 12.00% in 1999 and 3.00 to 8.10% in 1998.

Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 1999 and 1998, $2,989 million and $2,946 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the domestic life insurance business. (Refer to note 3)

Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Contribution of IA Holdco from HOLDCO

On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, provides distribution services for certain Aetna mutual funds and other Aetna products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3. Discontinued Operations-Individual Life Insurance

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain is recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.2 million (after tax) of the deferred gain was recognized during 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999. The remaining deferred gain will be recognized over approximately 14 years. The unamortized portion of the deferred gain is presented in other liabilities on the Consolidated Balance Sheets.

The operating results of the domestic individual life insurance business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $652.2 million and $620.4 million for 1998 and 1997. Premiums ceded and reinsurance recoveries made in 1999 totaled $476.5 million and $513.4 million, respectively, and in 1998 totaled $153.4 million and $70.5 million, respectively.

4. Investments

Debt securities available for sale as of December 31 were as follows:


                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized         Fair
1999 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------
 U.S. government and government agencies
  and authorities                                       $  1,087.2       $   4.6        $  22.1       $  1,069.7

 States, municipalities and political subdivisions             0.3            --             --              0.3

 U.S. corporate securities:
   Utilities                                                 514.5           5.6           12.7            507.4
   Financial                                               1,869.8           8.2           44.7          1,833.3
   Transportation/capital goods                              623.4            .9           39.0            585.3
   Health care/consumer products                           1,138.7           9.3           51.3          1,096.7
   Natural resources                                         424.6           1.3           15.4            410.5
   Other corporate securities                                214.0           1.0           14.9            200.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          4,785.0          26.3          178.0          4,633.3
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              364.6          17.1           11.9            369.8
   Utilities                                                 196.4           7.3             .4            203.3
   Other                                                     748.2           8.9           34.3            722.8
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,309.2          33.3           46.6          1,295.9
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                           1,055.9          19.8           17.6          1,058.1
   Collateralized mortgage obligations                     1,683.1          25.1           37.7          1,670.5
----------------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities              2,739.0          44.9           55.3          2,728.6
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,031.5           3.4           48.7            986.2

 Other asset-backed securities                               705.7           0.3            9.9            696.1
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,657.9       $ 112.8        $ 360.6       $ 11,410.1
================================================================================================================

Debt securities available for sale as of December 31 were as follows:


                                                                           Gross          Gross
                                                         Amortized      Unrealized     Unrealized        Fair
1998 (Millions)                                             Cost           Gains         Losses          Value
----------------------------------------------------------------------------------------------------------------

 U.S. government and government agencies
  and authorities                                       $    718.9       $   60.4       $   0.2      $    779.1

 States, municipalities and political subdivisions             0.3             --            --             0.3

 U.S. corporate securities:
   Utilities                                                 615.2           29.8           4.1           640.9
   Financial                                               2,260.2           94.6           5.6         2,349.2
   Transportation/capital goods                              580.8           33.0           1.1           612.7
   Healthcare/consumer products                            1,328.2           69.8           4.8         1,393.2
   Natural resources                                         254.5            6.9           2.3           259.1
   Other corporate securities                                261.7            5.8           7.4           260.1
----------------------------------------------------------------------------------------------------------------
  Total U.S. corporate securities                          5,300.6          239.9          25.3         5,515.2
----------------------------------------------------------------------------------------------------------------

 Foreign securities:
   Government, including political subdivisions              507.6           30.4          32.9           505.1
   Utilities                                                 147.0           32.4            --           179.4
   Other                                                     511.2           14.9           1.8           524.3
----------------------------------------------------------------------------------------------------------------
  Total foreign securities                                 1,165.8           77.7          34.7         1,208.8
----------------------------------------------------------------------------------------------------------------

 Residential mortgage-backed securities:
   Pass-throughs                                             671.9           38.4           2.9           707.4
   Collateralized mortgage obligations                     1,879.6          119.7          10.4         1,988.9
----------------------------------------------------------------------------------------------------------------
  Total residential mortgage-backed securities             2,551.5          158.1          13.3         2,696.3
----------------------------------------------------------------------------------------------------------------

 Commercial/Multifamily mortgage-backed
  securities                                               1,114.9           30.9           9.8         1,136.0

 Other asset-backed securities                               719.3           13.8           0.6           732.5
----------------------------------------------------------------------------------------------------------------

 Total debt securities                                  $ 11,571.3       $  580.8       $  83.9      $ 12,068.2
================================================================================================================

At December 31, 1999 and 1998, net unrealized (depreciation) appreciation of $(247.8) million and $496.9 million, respectively, on available-for-sale debt securities included $(189.7) million and $355.8 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

The amortized cost and fair value of debt securities for the year ended December 31, 1999 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                 Amortized         Fair
 (Millions)                                         Cost           Value
-------------------------------------------------------------------------
      Due to mature:
        One year or less                        $    266.4     $    266.5
        After one year through five years          2,838.4        2,798.7
        After five years through ten years         1,718.0        1,674.6
        After ten years                            2,351.4        2,250.1
        Mortgage-backed securities                 3,776.5        3,722.3
        Other asset-backed securities                707.2          697.9
-------------------------------------------------------------------------
        Total                                   $ 11,657.9     $ 11,410.1
=========================================================================

At December 31, 1999 and 1998, debt securities carried at fair value of $8.7 million and $8.8 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1999.

Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                       1999                            1998
                                           -----------------------------   --------------------------
                                             Amortized          Fair         Amortized          Fair
(Millions)                                      Cost           Value            Cost           Value
-----------------------------------------------------------------------------------------------------
 Total residential CMOs (1)                $ 1,683.1        $ 1,670.5      $ 1,879.6        $ 1,988.9
=====================================================================================================
 Percentage of total:
  Supporting experience rated products                           80.7%                           81.7%
  Supporting remaining products                                  19.3%                           18.3%
-----------------------------------------------------------------------------------------------------
                                                                100.0%                          100.0%
=====================================================================================================

(1) At December 31, 1999 and 1998, approximately 81% and 66%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1999 and 1998, approximately 1% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

Investments in equity securities available for sale as of December 31 were as follows:


(Millions)                       1999          1998
----------------------------------------------------
 Amortized Cost               $  204.9      $  300.4
 Gross unrealized gains           12.5          13.1
 Gross unrealized losses          10.9           8.1
----------------------------------------------------
 Fair Value                   $  206.5      $  305.4
====================================================

5. Financial Instruments

Estimated Fair Value

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1999 and 1998 were as follows:

                                                 1999                        1998
                                      --------------------------   ----------------------
                                        Carrying         Fair        Carrying        Fair
(Millions)                                Value         Value          Value         Value
------------------------------------------------------------------------------------------
 Assets:
  Mortgage loans                       $     6.7      $    6.8      $    12.7     $   12.3
 Liabilities:
  Investment contract liabilities:
   With a fixed maturity                 1,055.3         991.0        1,063.9       984.3
   Without a fixed maturity             10,066.4       9,452.8       10,241.7     9,686.2
------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

Investment contract liabilities (included in Policyholders' funds left with the Company):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Off-Balance-Sheet and Other Financial Instruments

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Futures Contracts:

Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures as of December 31, 1999.

Warrants:

Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities as of December 31, 1999 were both $6.5 million. The carrying values and estimated fair values as of December 31, 1998 were both $1.5 million.

Options:

During 1999, the Company earned $0.4 million of investment income for writing call options on underlying securities. The Company did not write any call options in 1998. As of December 31, 1999 and 1998, there were no option contracts outstanding.

Debt Instruments with Derivative Characteristics:

The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1999 was as follows:


                                                       Amortized          Fair
(Millions)                                                Cost           Value
--------------------------------------------------------------------------------
 Residential collateralized mortgage obligations      $  1,683.1      $  1,670.5
  Principal-only strips (included above)                     9.2             9.7
  Interest-only strips (included above)                     10.7            14.6
 Other structured securities with derivative
  characteristics (1)                                       81.7            67.2
--------------------------------------------------------------------------------

 (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6. Net Investment Income

Sources of net investment income were as follows:

 (Millions)                                    1999          1998          1997
--------------------------------------------------------------------------------
 Debt securities                            $  823.3      $  798.8      $  814.6
 Nonredeemable preferred stock                  17.1          18.4          12.9
 Investment in affiliated mutual funds           2.4           6.6           3.8
 Mortgage loans                                  1.1           0.6           0.3
 Policy loans                                    7.7           7.2           5.7
 Reinsurance loan to affiliate                    --           2.3           5.5
 Cash equivalents                               39.0          46.1          40.2
 Other                                          15.3          13.2          16.1
--------------------------------------------------------------------------------
 Gross investment income                       905.9         893.2         899.1
 Less: investment expenses                     (19.6)        (21.4)        (17.4)
--------------------------------------------------------------------------------
 Net investment income                      $  886.3      $  871.8      $  881.7
================================================================================

Net investment income includes amounts allocable to experience rated contractholders of $659.6 million, $655.6 million and $673.8 million for the years ended December 31, 1999, 1998 and 1997, respectively. Interest credited to contractholders is included in current and future benefits.

7. Dividend Restrictions and Shareholder's Equity

The Company paid $255.0 million, $570.0 million and $34.3 million in cash dividends to HOLDCO in 1999,1998 and 1997, respectively. Of the $255.0 million paid in 1999, $206 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

The Department recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $133.9 million, $148.1 million and $80.5 million for the years ended December 31, 1999, 1998 and 1997, respectively. Statutory capital and surplus was $845.2 million and $773.0 million as of December 31, 1999 and 1998, respectively.

As of December 31, 1999, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

8. Capital Gains and Losses on Investment Operations

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

Net realized capital (losses) gains on investments were as follows:


 (Millions)                                        1999         1998         1997
----------------------------------------------------------------------------------
 Debt securities                                 $ (23.6)     $  7.4      $   21.1
 Equity securities                                   2.1         3.0           8.6
----------------------------------------------------------------------------------
 Pretax realized capital (losses) gains          $ (21.5)     $ 10.4      $   29.7
==================================================================================
 After-tax realized capital (losses) gains       $ (14.0)     $  7.3      $   19.2
==================================================================================

Net realized capital (losses) gains of $(36.7) million, $15.0 million and $83.7 million for 1999, 1998 and 1997, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $68.5 million and $118.6 million at December 31, 1999 and 1998, respectively.

Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:


(Millions)                  1999            1998            1997
------------------------------------------------------------------
 Proceeds on sales      $  5,890.1      $  6,790.2      $  5,311.3
 Gross gains                  10.5            98.8            23.8
 Gross losses                 34.1            91.4             2.7
------------------------------------------------------------------

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders) were as follows:


(Millions)                                           1999          1998         1997
-------------------------------------------------------------------------------------
 Debt securities                                   $ (199.2)     $  18.9      $  44.3
 Equity securities                                     (3.4)       (16.1)         5.6
 Other                                                (27.6)        15.4           --
-------------------------------------------------------------------------------------
   Subtotal                                          (230.2)        18.2         49.9
 (Decrease) increase in deferred income taxes
   (Refer to note 9)                                  (80.6)         6.3         17.5
-------------------------------------------------------------------------------------
 Net changes in accumulated other
   comprehensive (loss) income                     $ (149.6)     $  11.9      $  32.4
=====================================================================================

Net unrealized capital (losses) gains allocable to experience-rated contracts of $(189.7) and $355.8 million at December 31, 1999 and December 31, 1998 respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity.

Shareholder's equity included the following accumulated other comprehensive
(loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:


(Millions)                                        1999          1998          1997
-----------------------------------------------------------------------------------
 Debt securities:
  Gross unrealized capital gains                $  18.6      $  157.3      $  140.6
  Gross unrealized capital losses                 (76.7)        (16.2)        (18.4)
-----------------------------------------------------------------------------------
                                                  (58.1)        141.1         122.2
-----------------------------------------------------------------------------------
 Equity securities:
  Gross unrealized capital gains                   12.5          13.1          21.2
  Gross unrealized capital losses                 (10.9)         (8.1)         (0.1)
-----------------------------------------------------------------------------------
                                                    1.6           5.0          21.1
-----------------------------------------------------------------------------------
 Other:
  Gross unrealized capital gains                    1.3          17.1            --
  Gross unrealized capital losses                 (13.7)         (1.8)           --
-----------------------------------------------------------------------------------
                                                  (12.4)         15.3            --
-----------------------------------------------------------------------------------
 Deferred income taxes (Refer to note 9)          (24.1)         56.6          50.4
-----------------------------------------------------------------------------------
 Net accumulated other comprehensive (loss)
   income                                       $ (44.8)     $  104.8      $   92.9
===================================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:


(Millions)                                              1999          1998         1997
----------------------------------------------------------------------------------------
 Unrealized holding (losses) gains arising
   during the year (1)                                $ (146.3)     $  38.3      $  99.2
 Less: reclassification adjustment for gains and
   other items included in net income (2)                  3.3         26.4         66.8
========================================================================================
 Net unrealized (losses) gains on securities          $ (149.6)     $  11.9      $  32.4
========================================================================================

 (1) Pretax unrealized holding (losses) gains arising during the year were $(225.2) million, $58.8 million and $152.7 million for 1999, 1998 and 1997, respectively.
 (2) Pretax reclassification adjustments for gains and other items included in net income were $5.0 million, $40.6 million and $102.8 million for 1999, 1998 and 1997, respectively.

9. Income Taxes

The Company is included in the consolidated federal income tax return, the combined New York return, and Illinois unitary state income tax return of Aetna. Aetna allocates to each member, as permitted under a tax sharing arrangement, an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated federal income tax return.

Income taxes from continuing operations consist of the following:


(Millions)                                   1999          1998         1997
-----------------------------------------------------------------------------
 Current taxes (benefits):
  Federal                                  $  63.8      $  257.4      $  40.0
  State                                        2.5           3.0          3.3
  Net realized capital (losses) gains        (20.1)         16.8         39.1
-----------------------------------------------------------------------------
                                              46.2         277.2         82.4
-----------------------------------------------------------------------------
 Deferred taxes (benefits):
  Federal                                     31.3        (196.7)        14.3
  Net realized capital gains (losses)         12.6         (13.9)       (28.3)
-----------------------------------------------------------------------------
                                              43.9        (210.6)       (14.0)
-----------------------------------------------------------------------------
   Total                                   $  90.1      $   66.6      $  68.4
=============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


(Millions)                                         1999          1998          1997
------------------------------------------------------------------------------------
 Income from continuing operations before
   income taxes                                 $ 271.3       $ 238.7       $ 236.3
 Tax rate                                          35%           35%           35%
------------------------------------------------------------------------------------
 Application of the tax rate                       95.0          83.5          82.7
 Tax effect of:
  State income tax, net of federal benefit          1.6           2.0           2.1
  Excludable dividends                             (6.1)        (17.1)        (15.6)
  Other, net                                       (0.4)         (1.8)         (0.8)
------------------------------------------------------------------------------------
   Income taxes                                 $  90.1       $  66.6       $  68.4
=====================================================================================

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


(Millions)                                                          1999          1998
---------------------------------------------------------------------------------------
 Deferred tax assets:
  Insurance reserves                                             $  323.1      $  324.1
  Unrealized gains allocable to experience rated contracts             --         124.5
  Net unrealized capital losses                                      90.5            --
  Investment losses                                                   1.3            --
  Postretirement benefits other than pensions                        24.8          27.6
  Deferred compensation                                              42.5          37.3
  Sale of individual life                                            44.9          48.9
  Other                                                              20.2          20.4
---------------------------------------------------------------------------------------
 Total gross assets                                                 547.3         582.8
---------------------------------------------------------------------------------------

 Deferred tax liabilities:
  Deferred policy acquisition costs                                 324.0         282.9
  Market discount                                                     6.5           4.5
  Net unrealized capital gains                                         --         181.1
  Unrealized losses allocable to experience rated contracts          66.4            --
---------------------------------------------------------------------------------------
 Total gross liabilities                                            396.9         468.5
---------------------------------------------------------------------------------------
 Net deferred tax asset                                          $  150.4      $  114.3
=======================================================================================

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

Management believes that it is more likely than not that the Company will realize the benefit of the net deferred tax asset. The Company expects sufficient taxable income in the future to realize the net deferred tax asset because of the Company's long-term history of having taxable income, which is projected to continue.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1999. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

10. Benefit Plans

Aetna has noncontributory defined benefit pension plans covering substantially all employees. Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (September 30), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $6.6 million and $3.0 million for the years ended December 31, 1999 and 1997, respectively. There were no charges in 1998 due to favorable plan asset performance.

Effective January 1, 1999, the Company, in conjunction with Aetna, changed the formula from the previous final average pay formula to a cash balance formula, which will credit employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula did not have a material effect on the Company's results of operations, liquidity or financial condition.

In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. The company provides subsidized benefits to employees whose sum of age and service is at least equal to 65. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. The costs to the Company associated with the Aetna postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.0 million and $2.4 million, respectively.

The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (September 30), accumulated benefit obligations exceeded fair value of plan assets.

The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1999, 1998 and 1997 were $2.1 million, $1.4 million and $0.6 million, respectively.

Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $7.7 million, $5.3 million and $5.0 million in 1999, 1998 and 1997, respectively.

Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Executive, middle management and non-management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may, from time to time, be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1999, 1998 and 1997, were $0.4 million, $4.2 million and $2.9 million, respectively.

11. Related Party Transactions

Investment Advisory and Other Fees

The Company serves as investment advisor to the Aetna managed mutual funds and variable funds (collectively, the Funds). Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranged, depending on the fund, from 0.25% to 0.95% of their average daily net assets. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis is, depending on the product, up to 2.15% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $424.2 million, $349.0 million and $271.2 million in 1999, 1998 and 1997, respectively.

Reinsurance Transactions

Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), an affiliate company, in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business was sold to Lincoln. (Refer to note 3).

The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $17.9 million, $336.3 million and $176.7 million and current and future benefits of $8.6 million, $341.1 million and $183.9 million, were assumed in 1999, 1998 and 1997, respectively. Investment income of $17.0 million and $37.5 million was generated from a reinsurance loan to affiliate for the years ended December 31, 1998 and 1997, respectively.

Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. Premium amounts related to this agreement were $2.0 million and $5.9 million for 1998 and 1997, respectively. This agreement was terminated effective October 1, 1998.

Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $115.3 million and $87.8 million were maintained for this contract as of December 31, 1999 and 1998, respectively.

Capital Transactions

The Company received no capital contributions in 1999. In 1998, the Company received a capital contribution of $9.3 million in cash from HOLDCO. In 1997, the Company returned capital of $5.0 million to HOLDCO.

Refer to note 7 for dividends paid to HOLDCO.

Other

Premiums due and other receivables include $10.5 million and $1.6 million due from affiliates in 1999 and 1998, respectively. Other liabilities include $1.9 million and $2.2 million due to affiliates for 1999 and 1998, respectively.

Aetna transferred to the Company $0.8 million, $1.7 million and $3.8 million based on its decision not to settle state tax liabilities for the years 1999, 1998 and 1997, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

12. Reinsurance

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to note 3)

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

The following table includes premium amounts ceded/assumed as discussed in note 11.


                                                    Ceded to       Assumed
                                       Direct        Other       from Other        Net
(Millions)                             Amount      Companies      Companies      Amount
---------------------------------------------------------------------------------------

  1999
  ----
 Premiums:
  Discontinued Operations            $  460.1      $  478.0       $   17.9      $    --
  Accident and Health Insurance          33.4          33.4             --           --
  Annuities                             111.5           4.9             .9        107.5
---------------------------------------------------------------------------------------
   Total earned premiums             $  605.0      $  516.3       $   18.8      $ 107.5
=======================================================================================

  1998
  ----
 Premiums:
  Discontinued Operations            $  166.8      $  165.4       $  340.6      $ 342.0
  Accident and Health Insurance          16.3          16.3             --           --
  Annuities                              80.8           2.9            1.5         79.4
---------------------------------------------------------------------------------------
   Total earned premiums             $  263.9      $  184.6       $  342.1      $ 421.4
=======================================================================================

  1997
  ----
 Premiums:
  Discontinued Operations            $   35.7      $   15.1       $  177.4      $ 198.0
  Accident and Health Insurance           5.6           5.6             --           --
  Annuities                              67.9            --            1.2         69.1
---------------------------------------------------------------------------------------
   Total earned premiums             $  109.2      $   20.7       $  178.6      $ 267.1
=======================================================================================

13. Segment Information

Summarized financial information for the Company's principal operations was as follows:


                                                    Investment
Year ended December 31,               Financial     Management     Discontinued
1999 (Millions)                     Products (1)   Services (1)   Operations (1)   Other (1)      Total
---------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                         $    551.1       $  118.3              --       $ (43.9)   $    625.5
 Net investment income                   881.5            1.5              --           3.3         886.3
---------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital losses           $  1,432.6       $  119.8              --       $ (40.6)   $  1,511.8
=========================================================================================================
 Amortization of deferred policy
  acquisition costs                 $     93.4                                      $  11.5    $    104.9
---------------------------------------------------------------------------------------------------------
 Income taxes (benefits)            $     87.0       $   16.5                       $ (13.4)   $     90.1
---------------------------------------------------------------------------------------------------------
 Operating earnings (losses) (2)    $    192.1       $   28.1              --       $  (7.5)   $    212.7
 Other item (3)                             --                             --         (17.5)        (17.5)
 Net realized capital losses,
  net of tax                             (14.0)                            --            --         (14.0)
---------------------------------------------------------------------------------------------------------
 Income (loss) from continuing
  operations                             178.1           28.1              --         (25.0)        181.2
 Discontinued operations,
  net of tax:
  Amortization of deferred
   gain on sale                             --                      $     5.7            --           5.7
---------------------------------------------------------------------------------------------------------
 Net income (loss)                  $    178.1       $   28.1       $     5.7       $ (25.0)   $    186.9
=========================================================================================================
 Segment assets                     $ 53,324.4       $   73.2       $ 2,989.0                  $ 56,386.6
---------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                                --             --              --       $   5.7    $      5.7
---------------------------------------------------------------------------------------------------------
 Balance of long-lived assets               --             --              --       $  16.5    $     16.5
---------------------------------------------------------------------------------------------------------

 (1) Financial Products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $17.5 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1998 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    445.6       $  96.7               --       $ (38.4)   $    503.9
 Net investment income                  865.3           1.5               --           5.0         871.8
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,310.9       $  98.2               --       $ (33.4)   $  1,375.7
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     80.3            --               --       $  10.9    $     91.2
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     67.7       $  14.7               --       $ (15.8)   $     66.6
---------------------------------  ----------       -------               --       -------    ----------
 Operating earnings (2)            $    170.3       $  24.0               --       $  (7.1)   $    187.2
 Other item (3)                            --            --               --         (22.4)        (22.4)
 Net realized capital gains,
  net of tax                              7.3            --               --            --           7.3
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            177.6          24.0               --         (29.5)        172.1
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    61.8            --          61.8
  Immediate gain on sale                   --            --             59.0            --          59.0
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    177.6       $  24.0        $   120.8       $ (29.5)   $    292.9
========================================================================================================
 Segment assets                    $ 44,366.4       $  13.4        $ 2,946.4                  $ 47,326.2
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (4)                               --            --               --       $   9.0    $      9.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                      $  14.8    $     14.8
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Other item excluded from operating earnings represents after-tax Year 2000 costs of $22.4 million
 (4) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

                                                   Investment
Year ended December 31,              Financial     Management     Discontinued
1997 (Millions)                    Products (1)   Services (1)   Operations (1)   Other (1)      Total
--------------------------------------------------------------------------------------------------------
 Revenue from external
  customers                        $    371.5         $80.3               --        $(23.9)   $    427.9
 Net investment income                  876.7           1.4               --           3.6         881.7
--------------------------------------------------------------------------------------------------------
 Total revenue excluding net
  realized capital gains           $  1,248.2         $81.7               --        $(20.3)   $  1,309.6
========================================================================================================
 Amortization of deferred policy
  acquisition costs                $     57.2            --               --        $  9.1    $     66.3
--------------------------------------------------------------------------------------------------------
 Income Taxes (benefits)           $     59.7         $11.9               --        $ (3.2)   $     68.4
--------------------------------------------------------------------------------------------------------
 Operating earnings (2)            $    134.9         $19.7               --        $ (5.9)   $    148.7
 Net realized capital gains,
  net of tax                             19.2            --               --            --          19.2
--------------------------------------------------------------------------------------------------------
 Income from continuing
  operations                            154.1         $19.7               --          (5.9)        167.9
 Discontinued operations,
  net of tax:
  Income from operations                   --            --        $    67.8            --          67.8
  Deferred gain on sale                    --            --               --            --            --
--------------------------------------------------------------------------------------------------------
 Net income (loss)                 $    154.1         $19.7        $    67.8        $ (5.9)   $    235.7
========================================================================================================
 Segment assets                    $ 36,379.5         $17.9        $ 3,792.5            --    $ 40,189.9
--------------------------------------------------------------------------------------------------------
 Expenditures for long-lived
  assets (3)                               --            --               --        $ 10.0    $     10.0
--------------------------------------------------------------------------------------------------------
 Balance of long-lived assets                                                       $ 12.7    $     12.7
--------------------------------------------------------------------------------------------------------

 (1) Financial products include: deferred and immediate annuity contracts, mutual funds, programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company products and trustee, administrative and other fiduciary services to retirement plans. (Refer to notes 1 and 2.) Discontinued operations include life insurance products. (Refer to note 3.) Other includes consolidating adjustments and Year 2000 costs.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and any other items. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.

14. Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 1999, there were no off-balance sheet commitments.

Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

Form No. SAI.75980-00                                         ALIAC Ed. May 2000